UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Global Bond Fund, Fidelity International Bond Fund and Fidelity Strategic Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 942.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
US Dollar	39.3%	43.4%
European Monetary Unit	26.6%	24.6%
Japanese Yen	11.8%	9.3%
Mexican Peso	4.2%	2.4%
British Pound	3.5%	4.9%
Other	14.6%	15.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 34.3%	United States of America 72.7%
United Kingdom 11.6%	United Kingdom 2.8%
Mexico 10.8%	Mexico 2.9%
France 7.7%	France 1.3%
Sweden 5.3%	Sweden 1.0%
Brazil 3.3%	Brazil 0.0%
Singapore 3.2%	Singapore 1.5%
Netherlands 3.2%	Netherlands 1.8%
Australia 2.8%	Australia 4.1%
Other 17.8%	Other 11.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 12.1%	U.S. Government and U.S. Government Agency Obligations 18.0%
AAA 15.5%	AAA 13.2%
AA 18.9%	AA 4.5%
A 6.1%	A 3.4%
BBB 29.2%	BBB 10.5%
BB and Below 9.4%	BB and Below 0.7%
Not Rated 3.7%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 47.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.1	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.8	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 24.0%		Corporate Bonds 10.8%
	U.S. Government and U.S. Government Agency Obligations 12.1%		U.S. Government and U.S. Government Agency Obligations 18.0%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 1.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Foreign Government and Government Agency Obligations 52.8%		Foreign Government and Government Agency Obligations 22.2%
	Other Investments 1.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 47.3%
* Futures and Swaps	(1.0)%	** Futures and Swaps	4.9%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	36.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 69,913
7% 11/1/15 (d)		75,000	75,750
TOTAL AUSTRALIA			145,663
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		20,000	19,800
TOTAL BERMUDA			24,994
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	70,700
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	71,400
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		15,000	13,950
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		20,000	20,525
TOTAL CANADA			217,525
Cayman Islands - 1.7%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	18,600
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		10,000	9,775
7.5% 11/1/19		30,000	31,200
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,705
Seagate HDD Cayman 4.75% 6/1/23 (d)		25,000	23,313
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (j)	GBP	195,000	322,630
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	155,250
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (j)	GBP	200,000	342,221
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			1,066,732
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	248,075
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	281,402
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 0.6%
EDF SA 5.375% 12/31/49 (j)	EUR	200,000	$ 265,620
Veolia Environnement SA 4.45% (e)(j)	EUR	100,000	125,575
TOTAL FRANCE			391,195
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	187,918
Ireland - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	206,400
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		40,000	43,400
TOTAL LIBERIA			72,650
Luxembourg - 0.6%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		10,000	9,375
6.625% 12/15/22 (d)		75,000	72,563
6.625% 12/15/22 (d)		10,000	9,700
7.25% 4/1/19		20,000	20,800
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		40,000	40,400
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		20,000	19,200
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	196,956
TOTAL LUXEMBOURG			389,644
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	120,033
6.5% 6/2/41		333,000	343,823
TOTAL MEXICO			463,856
Netherlands - 0.3%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		80,000	78,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
NXP BV/NXP Funding LLC: - continued
5.75% 2/15/21 (d)		$ 5,000	$ 5,063
Petrobras Global Finance BV 5.625% 5/20/43		87,000	75,512
TOTAL NETHERLANDS			158,975
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,625
TOTAL NORWAY			98,631
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 5.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	147,497
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	355,312
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	250,000	438,410
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	263,789
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	318,432
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	135,000	203,201
6% 12/9/16	GBP	100,000	171,410
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	180,331
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	148,492
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	231,621
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	290,000	487,844
Scottish Widows PLC 5.5% 6/16/23	GBP	125,000	181,972
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			3,558,258
United States of America - 12.3%
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	12,225
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,650
American Axle & Manufacturing, Inc. 6.25% 3/15/21		30,000	30,375
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Amgen, Inc. 5.375% 5/15/43		133,000	137,704
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,970
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Antero Resources Finance Corp.:
6% 12/1/20		$ 5,000	$ 4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		67,000	73,441
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		10,000	10,225
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		10,000	9,825
Audatex North America, Inc. 6% 6/15/21 (d)		15,000	15,038
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		45,000	41,625
Bank of America Corp. 5.7% 1/24/22		75,000	83,211
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,982
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	70,125
6.875% 8/15/18 (d)		60,000	63,300
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		75,000	78,563
7% 1/15/19		20,000	21,150
7.25% 10/30/17		20,000	21,225
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,088
Ceridian Corp. 11.25% 11/15/15		20,000	20,275
Chesapeake Energy Corp.:
5.375% 6/15/21		10,000	9,950
5.75% 3/15/23		10,000	10,125
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		75,000	81,375
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		5,000	5,456
8.25% 6/15/21		65,000	71,825
CIT Group, Inc.:
5% 8/15/22		20,000	19,850
5.375% 5/15/20		20,000	20,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (d)		$ 70,000	$ 72,275
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
Comcast Corp. 4.65% 7/15/42		115,000	110,399
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		75,000	76,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		15,000	14,550
Covanta Holding Corp. 7.25% 12/1/20		95,000	99,616
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		10,000	9,425
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	155,751
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		45,000	41,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		60,000	57,450
Discover Financial Services 3.85% 11/21/22		213,000	199,911
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,275
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		87,000	100,011
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Energy Partners Ltd. 8.25% 2/15/18		5,000	5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
Equity One, Inc. 3.75% 11/15/22		183,000	172,119
ERP Operating LP 4.625% 12/15/21		213,000	225,506
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	140,938
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.: - continued
12.625% 1/15/21		$ 15,000	$ 15,863
FirstEnergy Corp. 7.375% 11/15/31		340,000	358,823
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,425
HCA, Inc. 8% 10/1/18		10,000	11,488
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	20,300
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		5,000	5,169
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		13,000	13,975
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		15,000	14,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,650
8% 1/15/18		120,000	126,000
International Lease Finance Corp.:
3.875% 4/15/18		5,000	4,700
8.25% 12/15/20		75,000	84,281
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		20,000	23,000
8.875% 9/1/17		50,000	56,375
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	47,138
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	104,657
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		60,000	60,000
Liberty Property LP:
3.375% 6/15/23		233,000	215,954
4.75% 10/1/20		67,000	70,516
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		$ 125,000	$ 120,938
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		20,000	21,100
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		130,000	124,150
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		10,000	9,700
NiSource Finance Corp.:
4.45% 12/1/21		100,000	103,209
5.25% 2/15/43		240,000	234,734
NRG Energy, Inc. 6.625% 3/15/23 (d)		20,000	19,900
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	103,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		35,000	34,563
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		10,000	10,700
Prudential Financial, Inc. 4.5% 11/16/21		200,000	210,599
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		80,000	86,446
Reynolds American, Inc. 3.25% 11/1/22		347,000	322,380
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	79,800
8.5% 5/15/18 (c)		10,000	10,300
9.875% 8/15/19		15,000	16,050
Rite Aid Corp.:
9.25% 3/15/20		70,000	77,175
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Rosetta Resources, Inc. 5.625% 5/1/21		$ 20,000	$ 19,525
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		20,000	20,950
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		40,000	40,600
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,475
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		20,000	21,138
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		25,000	29,250
Standard Pacific Corp.:
8.375% 1/15/21		30,000	34,200
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	14,775
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,000
5.25% 5/1/23 (d)		25,000	24,000
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		10,000	9,300
7.375% 7/1/21		100,000	109,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	122,654
Time Warner, Inc. 4.9% 6/15/42		167,000	159,063
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		20,000	18,900
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		30,000	31,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Triumph Group, Inc. 4.875% 4/1/21 (d)		$ 10,000	$ 9,950
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		50,000	49,875
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	118,500
Walter Energy, Inc. 8.5% 4/15/21 (d)		10,000	7,950
WellPoint, Inc.:
3.3% 1/15/23		183,000	174,103
4.625% 5/15/42		73,000	67,787
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		20,000	21,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		10,000	9,200
5.375% 3/15/22		10,000	10,200
TOTAL UNITED STATES OF AMERICA			7,899,767
TOTAL NONCONVERTIBLE BONDS (Cost $16,190,883)			15,416,535
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	343,829
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	833,334
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	553,589
Series 2007-C32 Class A3, 5.7359% 6/15/49 (j)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)		900,000	1,001,188
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,035,274)			2,983,600
U.S. Government and Government Agency Obligations - 5.5%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 5.5%
U.S. Treasury Bonds:
2.875% 5/15/43		$ 362,000	$ 320,823
3.5% 2/15/39		770,000	783,355
U.S. Treasury Notes:
1.5% 7/31/16 (g)(h)		1,950,000	1,995,856
2.375% 2/28/15 (i)		420,000	434,470
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,642,372)			3,534,504
Foreign Government and Government Agency Obligations - 52.8%

Australia - 2.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,526,000	1,592,509
5.75% 7/15/22	AUD	58,000	61,287
TOTAL AUSTRALIA			1,653,796
Belgium - 0.8%
Belgian Kingdom 2.25% 6/22/23	EUR	410,000	514,630
Brazil - 3.3%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	648,038
2.625% 1/5/23		960,000	835,200
10% 1/1/23	BRL	1,500,000	635,354
TOTAL BRAZIL			2,118,592
Canada - 2.1%
Canadian Government:
1.5% 3/1/17	CAD	330,000	312,899
2.75% 6/1/22	CAD	616,000	603,981
4% 6/1/41	CAD	118,000	135,733
Ontario Province 4.65% 6/2/41	CAD	110,000	117,113
Province of Quebec 4.25% 12/1/21	CAD	190,000	195,389
TOTAL CANADA			1,365,115
Chile - 0.7%
Chilean Republic 2.25% 10/30/22		500,000	451,200
France - 7.1%
French Government:
OAT 5.5% 4/25/29	EUR	80,000	137,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - continued
French Government: - continued
0.25% 11/25/15	EUR	580,000	$ 750,697
1% 5/25/18	EUR	1,880,000	2,422,616
1% 11/25/18	EUR	950,000	1,214,235
TOTAL FRANCE			4,525,398
Germany - 1.8%
German Federal Republic:
1.5% 5/15/23	EUR	250,000	318,586
2.5% 1/4/21	EUR	200,000	284,072
3.5% 7/4/19	EUR	350,000	523,299
TOTAL GERMANY			1,125,957
Ireland - 0.5%
Irish Republic 4.5% 4/18/20	EUR	250,000	339,736
Italy - 2.2%
Buoni Poliennali Del Tes 3.5% 6/1/18	EUR	1,100,000	1,435,245
Japan - 2.8%
Japan Government:
1% 9/20/20	JPY	115,000,000	1,191,086
1.6% 3/20/33	JPY	25,700,000	254,689
Japan Government Thirty Year B 1.8% 3/20/43	JPY	31,450,000	314,338
TOTAL JAPAN			1,760,113
Korea (South) - 1.0%
Korean Republic 3% 3/10/23	KRW	780,000,000	660,683
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	6,720,000	546,834
6.5% 6/9/22	MXN	13,390,000	1,086,179
7.5% 6/3/27	MXN	7,140,000	617,152
7.75% 12/14/17	MXN	7,490,000	637,391
7.75% 11/13/42	MXN	3,600,000	299,228
8% 12/17/15	MXN	39,680,000	3,311,523
TOTAL MEXICO			6,498,307
Netherlands - 2.9%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,500,000	1,886,969
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 3.2%
Republic of Singapore:
3% 9/1/24	SGD	1,675,000	$ 1,370,622
3.25% 9/1/20	SGD	790,000	673,175
TOTAL SINGAPORE			2,043,797
South Africa - 1.1%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	139,471
10.5% 12/21/26	ZAR	4,830,000	593,181
TOTAL SOUTH AFRICA			732,652
Sweden - 4.7%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,115,000	682,901
3.75% 8/12/17	SEK	14,420,000	2,346,292
TOTAL SWEDEN			3,029,193
United Kingdom - 5.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	200,000	312,917
3.75% 9/7/20	GBP	1,070,000	1,822,531
5% 3/7/18	GBP	820,000	1,458,613
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			3,753,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,046,718)			33,894,752
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,519)		100,000	129,628
Floating Rate Loans - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)		$ 20,000	$ 20,250
First Data Corp. term loan 4.193% 3/24/18 (j)		30,000	29,213
TOTAL FLOATING RATE LOANS (Cost $49,428)			49,463
Preferred Securities - 1.1%

Germany - 0.5%
RWE AG 4.625% (e)(j)	220,000	302,862
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(j)	295,000	403,297
TOTAL PREFERRED SECURITIES (Cost $715,839)		706,159
Fixed-Income Funds - 6.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $4,225,274)	38,732	4,108,303
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (a) (Cost $2,796,074)	2,796,074	2,796,074
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,450,000	$ 15,493
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		1,500,000	5,636
TOTAL PURCHASED SWAPTIONS (Cost $7,534)				21,129
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $65,834,915)	63,640,147
NET OTHER ASSETS (LIABILITIES) - 0.9%	575,635
NET ASSETS - 100%	$ 64,215,782
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
7 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 885,938	$ 1,734
24 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	2,905,125	(32,486)
TOTAL PURCHASED		3,791,063	(30,752)
Sold
Bond Index Contracts
14 Euro-Bobl Index Contracts (Germany)	Sept. 2013	2,281,532	18,665
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
4 Euro-Bund Index Contracts (Germany)	Sept. 2013	$ 736,838	$ (3,076)
9 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	1,531,749	73,222
TOTAL BOND INDEX CONTRACTS		4,550,119	88,811
Treasury Contracts
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	147,313	4,276
TOTAL SOLD		4,697,432	93,087
		$ 8,488,495	$ 62,335

The face value of futures purchased as a percentage of net assets is 5.9%

The face value of futures sold as a percentage of net assets is 7.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	690,138	$ 641,621	$ (10,456)
7/1/13	EUR	Deutsche Bank AG	Buy	1,415,000	1,842,330	(495)
7/1/13	GBP	JPMorgan Chase Bank	Sell	55,000	83,419	(233)
7/1/13	ZAR	Deutsche Bank AG	Buy	3,345,163	335,634	2,772
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,476,756	249,492	1,064
7/3/13	JPY	JPMorgan Chase Bank	Sell	18,923,532	190,502	(298)
9/12/13	AUD	Deutsche Bank AG	Sell	690,000	638,064	10,610
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	384,000	$ 366,837	$ (17,646)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	99,000	91,025	999
9/12/13	BRL	Citibank NA	Sell	3,055,000	1,395,551	47,908
9/12/13	CAD	Goldman Sachs Bank USA	Sell	190,000	186,670	6,350
9/12/13	CAD	JPMorgan Chase Bank	Buy	27,000	25,550	75
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	98,000	93,256	248
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	738,000	799,731	(17,861)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	69,000	73,923	822
9/12/13	CLP	Goldman Sachs Bank USA	Buy	413,872,000	831,486	(26,869)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	52,200,000	101,290	(193)
9/12/13	CZK	JPMorgan Chase Bank	Sell	888,000	44,445	(4)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	3,114,000	161,607	(5,734)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	2,075,000	371,421	(8,994)
9/12/13	EUR	Barclays Bank PLC, London	Sell	94,000	123,424	1,027
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	108,000	$ 144,758	$ 4,131
9/12/13	EUR	Barclays Bank PLC, London	Sell	221,000	295,710	7,947
9/12/13	EUR	Barclays Bank PLC, London	Sell	347,000	452,420	592
9/12/13	EUR	Barclays Bank PLC, London	Sell	688,000	895,586	(256)
9/12/13	EUR	Credit Suisse Intl.	Sell	1,203,000	1,604,383	37,962
9/12/13	EUR	Deutsche Bank AG	Sell	1,415,000	1,842,904	439
9/12/13	EUR	Goldman Sachs Bank USA	Buy	7,352,000	9,812,420	(239,411)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	165,000	216,338	(1,492)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	439,000	576,643	(5,023)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	96,000	125,779	778
9/12/13	GBP	Barclays Bank PLC, London	Buy	428,000	670,242	(19,611)
9/12/13	GBP	Citibank NA	Sell	3,878,000	6,088,266	193,063
9/12/13	GBP	Deutsche Bank AG	Sell	82,000	128,243	3,590
9/12/13	GBP	JPMorgan Chase Bank	Buy	41,000	62,156	171
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	430,000	664,651	10,980
9/12/13	HUF	JPMorgan Chase Bank	Buy	150,000,000	655,755	1,135
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	150,000,000	$ 656,285	$ (606)
9/12/13	JPY	Barclays Bank PLC, London	Sell	10,850,000	111,084	1,648
9/12/13	JPY	Deutsche Bank AG	Sell	23,550,000	249,497	11,964
9/12/13	JPY	JPMorgan Chase Bank	Sell	12,450,000	125,372	(203)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	27,600,000	282,962	(4,580)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	614,550,000	6,488,724	(290,178)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	16,700,000	170,999	2,558
9/12/13	KRW	Barclays Bank PLC, London	Buy	690,600,000	601,988	2,508
9/12/13	KRW	Credit Suisse Intl.	Sell	860,800,000	758,014	4,538
9/12/13	KRW	Goldman Sachs Bank USA	Buy	1,444,000,000	1,275,393	(11,431)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,731,000	134,018	1,351
9/12/13	MXN	Goldman Sachs Bank USA	Sell	52,577,000	4,115,520	85,909
9/12/13	MXN	JPMorgan Chase Bank	Buy	4,292,000	318,378	10,570
9/12/13	MYR	Citibank NA	Buy	4,164,000	1,323,081	(5,151)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	362,000	113,154	(1,421)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,192,000	$ 207,652	$ (11,959)
9/12/13	NOK	JPMorgan Chase Bank	Sell	307,000	50,149	(252)
9/12/13	NZD	Citibank NA	Buy	270,000	216,899	(8,820)
9/12/13	NZD	JPMorgan Chase Bank	Sell	76,000	58,396	(175)
9/12/13	PLN	Deutsche Bank AG	Buy	1,871,000	561,404	(1,009)
9/12/13	PLN	Goldman Sachs Bank USA	Sell	1,516,000	477,241	23,174
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	1,100,000	334,571	5,103
9/12/13	SEK	Barclays Bank PLC, London	Sell	763,000	117,910	4,331
9/12/13	SEK	Goldman Sachs Bank USA	Sell	16,412,000	2,537,729	94,673
9/12/13	SEK	JPMorgan Chase Bank	Sell	257,000	38,015	(242)
9/12/13	SGD	Credit Suisse Intl.	Sell	374,000	298,129	3,017
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	141,000	111,298	(39)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	2,051,000	1,635,481	17,101
9/12/13	THB	JPMorgan Chase Bank	Buy	31,200,000	1,011,489	(5,241)
9/12/13	ZAR	Credit Suisse Intl.	Sell	1,385,000	137,993	(550)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,564,000	353,880	(2,630)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,477,000	$ 246,932	$ (845)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	2,598,000	260,393	(512)
						$ (99,312)

For the period, the average contract value for foreign currency contracts was $160,351,424. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/ (Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/ (Paid)(5)	Unrealized Appreciation/ (Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	$ 3,833	$ (8,641)	$ (4,808)
CDX N.A. High Yield 5-Year Series 19 Index		Dec. 2017	Deutsche Bank AG	(5%)		1,100,000	(46,095)	44,702	(1,393)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	9,738	(21,093)	(11,355)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(265)	(1,352)	(1,617)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	350,000	(1,927)	(1,765)	(3,692)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	(1,735)	(2,439)	(4,174)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	350,000	10,090	(14,180)	(4,090)
TOTAL BUY PROTECTION							(26,361)	(4,768)	(31,129)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,500,000	9,375	0	9,375
TOTAL CREDIT DEFAULT SWAPS							$ (16,986)	$ (4,768)	$ (21,754)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,753,498 or 4.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $176,045.
(h) Security or a portion of the security has been segregated as collateral for open foreign currency contracts. At period end, the value of securities pledged amounted to $1,008,163.
(i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $133,444.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,351
Fidelity Mortgage Backed Securities Central Fund	116,310
Total	$ 126,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 5,951,089	$ 11,858,200	$ 4,108,303	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 15,416,535	$ -	$ 15,416,535	$ -
Commercial Mortgage Securities	2,983,600	-	2,983,600	-
U.S. Government and Government Agency Obligations	3,534,504	-	3,534,504	-
Foreign Government and Government Agency Obligations	33,894,752	-	33,894,752	-
Municipal Securities	129,628	-	129,628	-
Floating Rate Loans	49,463	-	49,463	-
Preferred Securities	706,159	-	706,159	-
Fixed-Income Funds	4,108,303	4,108,303	-	-
Money Market Funds	2,796,074	2,796,074	-	-
Purchased Swaptions	21,129	-	21,129	-
Total Investments in Securities:	$ 63,640,147	$ 6,904,377	$ 56,735,770	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 601,108	$ -	$ 601,108	$ -
Futures Contracts	97,897	97,897	-	-
Swaps	33,036	-	33,036	-
Total Assets	$ 732,041	$ 97,897	$ 634,144	$ -
Liabilities
Foreign Currency Contracts	$ (700,420)	$ -	$ (700,420)	$ -
Futures Contracts	(35,562)	(35,562)	-	-
Swaps	(50,022)	-	(50,022)	-
Total Liabilities	$ (786,004)	$ (35,562)	$ (750,442)	$ -
Total Other Derivative Instruments:	$ (53,963)	$ 62,335	$ (116,298)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 21,129	$ -
Swaps (d)	33,036	(50,022)
Total Credit Risk	54,165	(50,022)
Foreign Exchange Risk
Foreign Currency Contracts (a)	601,108	(700,420)
Interest Rate Risk
Futures Contracts (b)	97,897	(35,562)
Total Value of Derivatives	$ 753,170	$ (786,004)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Citibank NA	$ 251,061	$ (15,898)	$ -	$ -	$ 235,163
Goldman Sachs Bank USA	210,106	(289,670)	-	-	(79,564)
Deutsche Bank AG	54,606	(60,685)	-	-	(6,079)
Credit Suisse Intl.	45,517	(815)	-	-	44,702
Morgan Stanley Capital Svc LLC	38,589	(354,279)	-	-	(315,690)
Barclays Bank PLC, London	23,535	(19,867)	-	1,008,163	1,011,831
JPMorgan Chase Bank	22,484	(9,228)	-	-	13,256
Centrally Cleared OTC Swaps	9,375	-	-	133,444	142,819
Exchange Traded Futures	97,897	(35,562)	-	176,045	238,380
Total	$ 753,170	$ (786,004)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $58,813,567)	$ 56,735,770
Fidelity Central Funds (cost $7,021,348)	6,904,377
Total Investments (cost $65,834,915)		$ 63,640,147
Foreign currency held at value (cost $470,973)		463,409
Receivable for investments sold		3,370,225
Unrealized appreciation on foreign currency contracts		601,108
Receivable for fund shares sold		136,847
Interest receivable		631,120
Distributions receivable from Fidelity Central Funds		7,675
Receivable for daily variation margin for derivative instruments		5,844
Bi-lateral OTC swaps, at value		23,661
Receivable from investment adviser for expense reductions		18,483
Other receivables		826
Total assets		68,899,345

Liabilities
Payable for investments purchased Regular delivery	$ 3,706,884
Delayed delivery	25,000
Unrealized depreciation on foreign currency contracts	700,420
Payable for swap agreements	1,031
Payable for fund shares redeemed	74,629
Bi-lateral OTC swaps, at value	50,022
Accrued management fee	35,291
Distribution and service plan fees payable	4,325
Other affiliated payables	16,507
Other payables and accrued expenses	69,454
Total liabilities		4,683,563

Net Assets		$ 64,215,782
Net Assets consist of:
Paid in capital		$ 71,896,801
Undistributed net investment income		297,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,692,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,286,027)
Net Assets		$ 64,215,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,716,050 ÷ 390,247 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class T: Net Asset Value and redemption price per share ($2,797,113 ÷ 293,745 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class C: Net Asset Value and offering price per share ($3,512,482 ÷ 369,172 shares)A	$ 9.51

Global Bond: Net Asset Value, offering price and redemption price per share ($51,588,785 ÷ 5,416,426 shares)	$ 9.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,601,352 ÷ 273,129 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 20,252
Interest		1,736,522
Income from Fidelity Central Funds		126,661
Income before foreign taxes withheld		1,883,435
Less foreign taxes withheld		(2,342)
Total income		1,881,093

Expenses
Management fee	$ 429,673
Transfer agent fees	89,838
Distribution and service plan fees	24,172
Accounting fees and expenses	39,475
Custodian fees and expenses	10,734
Independent trustees' compensation	279
Registration fees	136,031
Audit	61,962
Legal	44
Interest	278
Miscellaneous	368
Total expenses before reductions	792,854
Expense reductions	(197,930)	594,924
Net investment income (loss)		1,286,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,977,042)
Fidelity Central Funds	(116,305)
Foreign currency transactions	(2,271,334)
Futures contracts	(192,831)
Swaps	(20,053)
Total net realized gain (loss)		(4,577,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,948,293)
Assets and liabilities in foreign currencies	47,219
Futures contracts	57,736
Swaps	20,361
Total change in net unrealized appreciation (depreciation)		(3,822,977)
Net gain (loss)		(8,400,542)
Net increase (decrease) in net assets resulting from operations		$ (7,114,373)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,286,169	$ 545,526
Net realized gain (loss)	(4,577,565)	(530,143)
Change in net unrealized appreciation (depreciation)	(3,822,977)	1,536,950
Net increase (decrease) in net assets resulting from operations	(7,114,373)	1,552,333
Distributions to shareholders from net investment income	(1,147,898)	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Total distributions	(1,190,258)	(928,721)
Share transactions - net increase (decrease)	(94,305,149)	166,201,950
Total increase (decrease) in net assets	(102,609,780)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including undistributed net investment income of $297,673 and undistributed net investment income of $159,402, respectively)	$ 64,215,782	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,716	$ 3,041
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797	$ 2,747
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036	.042
Net realized and unrealized gain (loss)	(.617)	.208
Total from investment operations	(.581)	.250
Distributions from net investment income	(.047)	(.033)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.049)	(.110)
Net asset value, end of period	$ 9.51	$ 10.14
Total Return B, C, D	(5.75)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.73% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,512	$ 2,994
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.103
Net realized and unrealized gain (loss)	(.616)	.208
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.28% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,589	$ 155,463
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.104
Net realized and unrealized gain (loss)	(.616)	.207
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.36% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,601	$ 2,580
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

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Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses

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denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 351,402
Gross unrealized depreciation	(2,544,792)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,193,390)

Tax cost	$ 65,833,537

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 19,275	$ 28,423
Swaps (a)	(20,053)	20,361
Total Credit Risk	(778)	48,784
Foreign Exchange Risk
Foreign Currency Contracts (b)	(2,220,628)	57,693
Interest Rate Risk
Futures Contracts (a)	(192,831)	57,736
Totals	$ (2,414,237)	$ 164,213

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

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Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $168,384,875 and $169,873,466, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,209	$ 3,155
Class T	-%	.25%	3,475	3,145
Class C	.75%	.25%	16,488	14,187
			$ 24,172	$ 20,487

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 798
Class T	192
Class C*	37
$ 1,027

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

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Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,037.18
Class T	2,405.17
Class C	3,298.20
Global Bond	79,059.11
Institutional Class	2,039.16
	$ 89,838

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 5,269
Class T	1.00%	4,235
Class C	1.75%	5,459
Global Bond	.75%	178,977
Institutional Class	.75%	3,762
		$ 197,702

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 27,692	$ 21,150
Class T	22,117	20,008
Class C	16,663	8,851
Global Bond	1,057,848	419,249
Institutional Class	23,578	23,592
Total	$ 1,147,898	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	92,260	297,699	$ 913,260	$ 2,987,457
Reinvestment of distributions	2,762	4,252	27,301	43,238
Shares redeemed	(4,735)	(1,991)	(46,978)	(20,238)
Net increase (decrease)	90,287	299,960	$ 893,583	$ 3,010,457
Class T
Shares sold	21,502	267,172	$ 211,950	$ 2,674,873
Reinvestment of distributions	2,293	3,932	22,666	39,987
Shares redeemed	(1,008)	(146)	(10,049)	(1,500)
Net increase (decrease)	22,787	270,958	$ 224,567	$ 2,713,360
Class C
Shares sold	77,707	292,516	$ 772,215	$ 2,934,597
Reinvestment of distributions	1,726	3,052	17,027	31,007
Shares redeemed	(5,671)	(158)	(56,472)	(1,612)
Net increase (decrease)	73,762	295,410	$ 732,770	$ 2,963,992
Global Bond
Shares sold	7,904,762	15,449,560	$ 79,400,192	$ 156,144,834
Reinvestment of distributions	105,911	75,497	1,051,317	768,036
Shares redeemed	(17,928,869)	(190,435)	(176,791,823)	(1,944,936)
Net increase (decrease)	(9,918,196)	15,334,622	$ (96,340,314)	$ 154,967,934
Institutional Class
Shares sold	17,166	250,316	$ 170,112	$ 2,503,244
Reinvestment of distributions	2,427	4,223	24,017	42,963
Shares redeemed	(1,003)	-	(9,884)	-
Net increase (decrease)	18,590	254,539	$ 184,245	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-USAN-0813
1.939041.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 942.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
US Dollar	39.3%	43.4%
European Monetary Unit	26.6%	24.6%
Japanese Yen	11.8%	9.3%
Mexican Peso	4.2%	2.4%
British Pound	3.5%	4.9%
Other	14.6%	15.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 34.3%	United States of America 72.7%
United Kingdom 11.6%	United Kingdom 2.8%
Mexico 10.8%	Mexico 2.9%
France 7.7%	France 1.3%
Sweden 5.3%	Sweden 1.0%
Brazil 3.3%	Brazil 0.0%
Singapore 3.2%	Singapore 1.5%
Netherlands 3.2%	Netherlands 1.8%
Australia 2.8%	Australia 4.1%
Other 17.8%	Other 11.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 12.1%	U.S. Government and U.S. Government Agency Obligations 18.0%
AAA 15.5%	AAA 13.2%
AA 18.9%	AA 4.5%
A 6.1%	A 3.4%
BBB 29.2%	BBB 10.5%
BB and Below 9.4%	BB and Below 0.7%
Not Rated 3.7%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 47.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.1	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.8	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 24.0%		Corporate Bonds 10.8%
	U.S. Government and U.S. Government Agency Obligations 12.1%		U.S. Government and U.S. Government Agency Obligations 18.0%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 1.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Foreign Government and Government Agency Obligations 52.8%		Foreign Government and Government Agency Obligations 22.2%
	Other Investments 1.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 47.3%
* Futures and Swaps	(1.0)%	** Futures and Swaps	4.9%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	36.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 69,913
7% 11/1/15 (d)		75,000	75,750
TOTAL AUSTRALIA			145,663
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		20,000	19,800
TOTAL BERMUDA			24,994
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	70,700
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	71,400
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		15,000	13,950
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		20,000	20,525
TOTAL CANADA			217,525
Cayman Islands - 1.7%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	18,600
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		10,000	9,775
7.5% 11/1/19		30,000	31,200
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,705
Seagate HDD Cayman 4.75% 6/1/23 (d)		25,000	23,313
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (j)	GBP	195,000	322,630
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	155,250
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (j)	GBP	200,000	342,221
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			1,066,732
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	248,075
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	281,402
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 0.6%
EDF SA 5.375% 12/31/49 (j)	EUR	200,000	$ 265,620
Veolia Environnement SA 4.45% (e)(j)	EUR	100,000	125,575
TOTAL FRANCE			391,195
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	187,918
Ireland - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	206,400
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		40,000	43,400
TOTAL LIBERIA			72,650
Luxembourg - 0.6%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		10,000	9,375
6.625% 12/15/22 (d)		75,000	72,563
6.625% 12/15/22 (d)		10,000	9,700
7.25% 4/1/19		20,000	20,800
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		40,000	40,400
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		20,000	19,200
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	196,956
TOTAL LUXEMBOURG			389,644
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	120,033
6.5% 6/2/41		333,000	343,823
TOTAL MEXICO			463,856
Netherlands - 0.3%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		80,000	78,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
NXP BV/NXP Funding LLC: - continued
5.75% 2/15/21 (d)		$ 5,000	$ 5,063
Petrobras Global Finance BV 5.625% 5/20/43		87,000	75,512
TOTAL NETHERLANDS			158,975
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,625
TOTAL NORWAY			98,631
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 5.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	147,497
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	355,312
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	250,000	438,410
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	263,789
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	318,432
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	135,000	203,201
6% 12/9/16	GBP	100,000	171,410
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	180,331
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	148,492
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	231,621
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	290,000	487,844
Scottish Widows PLC 5.5% 6/16/23	GBP	125,000	181,972
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			3,558,258
United States of America - 12.3%
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	12,225
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,650
American Axle & Manufacturing, Inc. 6.25% 3/15/21		30,000	30,375
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Amgen, Inc. 5.375% 5/15/43		133,000	137,704
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,970
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Antero Resources Finance Corp.:
6% 12/1/20		$ 5,000	$ 4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		67,000	73,441
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		10,000	10,225
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		10,000	9,825
Audatex North America, Inc. 6% 6/15/21 (d)		15,000	15,038
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		45,000	41,625
Bank of America Corp. 5.7% 1/24/22		75,000	83,211
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,982
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	70,125
6.875% 8/15/18 (d)		60,000	63,300
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		75,000	78,563
7% 1/15/19		20,000	21,150
7.25% 10/30/17		20,000	21,225
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,088
Ceridian Corp. 11.25% 11/15/15		20,000	20,275
Chesapeake Energy Corp.:
5.375% 6/15/21		10,000	9,950
5.75% 3/15/23		10,000	10,125
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		75,000	81,375
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		5,000	5,456
8.25% 6/15/21		65,000	71,825
CIT Group, Inc.:
5% 8/15/22		20,000	19,850
5.375% 5/15/20		20,000	20,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (d)		$ 70,000	$ 72,275
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
Comcast Corp. 4.65% 7/15/42		115,000	110,399
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		75,000	76,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		15,000	14,550
Covanta Holding Corp. 7.25% 12/1/20		95,000	99,616
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		10,000	9,425
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	155,751
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		45,000	41,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		60,000	57,450
Discover Financial Services 3.85% 11/21/22		213,000	199,911
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,275
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		87,000	100,011
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Energy Partners Ltd. 8.25% 2/15/18		5,000	5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
Equity One, Inc. 3.75% 11/15/22		183,000	172,119
ERP Operating LP 4.625% 12/15/21		213,000	225,506
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	140,938
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.: - continued
12.625% 1/15/21		$ 15,000	$ 15,863
FirstEnergy Corp. 7.375% 11/15/31		340,000	358,823
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,425
HCA, Inc. 8% 10/1/18		10,000	11,488
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	20,300
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		5,000	5,169
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		13,000	13,975
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		15,000	14,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,650
8% 1/15/18		120,000	126,000
International Lease Finance Corp.:
3.875% 4/15/18		5,000	4,700
8.25% 12/15/20		75,000	84,281
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		20,000	23,000
8.875% 9/1/17		50,000	56,375
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	47,138
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	104,657
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		60,000	60,000
Liberty Property LP:
3.375% 6/15/23		233,000	215,954
4.75% 10/1/20		67,000	70,516
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		$ 125,000	$ 120,938
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		20,000	21,100
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		130,000	124,150
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		10,000	9,700
NiSource Finance Corp.:
4.45% 12/1/21		100,000	103,209
5.25% 2/15/43		240,000	234,734
NRG Energy, Inc. 6.625% 3/15/23 (d)		20,000	19,900
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	103,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		35,000	34,563
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		10,000	10,700
Prudential Financial, Inc. 4.5% 11/16/21		200,000	210,599
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		80,000	86,446
Reynolds American, Inc. 3.25% 11/1/22		347,000	322,380
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	79,800
8.5% 5/15/18 (c)		10,000	10,300
9.875% 8/15/19		15,000	16,050
Rite Aid Corp.:
9.25% 3/15/20		70,000	77,175
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Rosetta Resources, Inc. 5.625% 5/1/21		$ 20,000	$ 19,525
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		20,000	20,950
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		40,000	40,600
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,475
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		20,000	21,138
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		25,000	29,250
Standard Pacific Corp.:
8.375% 1/15/21		30,000	34,200
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	14,775
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,000
5.25% 5/1/23 (d)		25,000	24,000
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		10,000	9,300
7.375% 7/1/21		100,000	109,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	122,654
Time Warner, Inc. 4.9% 6/15/42		167,000	159,063
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		20,000	18,900
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		30,000	31,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Triumph Group, Inc. 4.875% 4/1/21 (d)		$ 10,000	$ 9,950
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		50,000	49,875
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	118,500
Walter Energy, Inc. 8.5% 4/15/21 (d)		10,000	7,950
WellPoint, Inc.:
3.3% 1/15/23		183,000	174,103
4.625% 5/15/42		73,000	67,787
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		20,000	21,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		10,000	9,200
5.375% 3/15/22		10,000	10,200
TOTAL UNITED STATES OF AMERICA			7,899,767
TOTAL NONCONVERTIBLE BONDS (Cost $16,190,883)			15,416,535
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	343,829
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	833,334
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	553,589
Series 2007-C32 Class A3, 5.7359% 6/15/49 (j)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)		900,000	1,001,188
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,035,274)			2,983,600
U.S. Government and Government Agency Obligations - 5.5%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 5.5%
U.S. Treasury Bonds:
2.875% 5/15/43		$ 362,000	$ 320,823
3.5% 2/15/39		770,000	783,355
U.S. Treasury Notes:
1.5% 7/31/16 (g)(h)		1,950,000	1,995,856
2.375% 2/28/15 (i)		420,000	434,470
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,642,372)			3,534,504
Foreign Government and Government Agency Obligations - 52.8%

Australia - 2.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,526,000	1,592,509
5.75% 7/15/22	AUD	58,000	61,287
TOTAL AUSTRALIA			1,653,796
Belgium - 0.8%
Belgian Kingdom 2.25% 6/22/23	EUR	410,000	514,630
Brazil - 3.3%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	648,038
2.625% 1/5/23		960,000	835,200
10% 1/1/23	BRL	1,500,000	635,354
TOTAL BRAZIL			2,118,592
Canada - 2.1%
Canadian Government:
1.5% 3/1/17	CAD	330,000	312,899
2.75% 6/1/22	CAD	616,000	603,981
4% 6/1/41	CAD	118,000	135,733
Ontario Province 4.65% 6/2/41	CAD	110,000	117,113
Province of Quebec 4.25% 12/1/21	CAD	190,000	195,389
TOTAL CANADA			1,365,115
Chile - 0.7%
Chilean Republic 2.25% 10/30/22		500,000	451,200
France - 7.1%
French Government:
OAT 5.5% 4/25/29	EUR	80,000	137,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - continued
French Government: - continued
0.25% 11/25/15	EUR	580,000	$ 750,697
1% 5/25/18	EUR	1,880,000	2,422,616
1% 11/25/18	EUR	950,000	1,214,235
TOTAL FRANCE			4,525,398
Germany - 1.8%
German Federal Republic:
1.5% 5/15/23	EUR	250,000	318,586
2.5% 1/4/21	EUR	200,000	284,072
3.5% 7/4/19	EUR	350,000	523,299
TOTAL GERMANY			1,125,957
Ireland - 0.5%
Irish Republic 4.5% 4/18/20	EUR	250,000	339,736
Italy - 2.2%
Buoni Poliennali Del Tes 3.5% 6/1/18	EUR	1,100,000	1,435,245
Japan - 2.8%
Japan Government:
1% 9/20/20	JPY	115,000,000	1,191,086
1.6% 3/20/33	JPY	25,700,000	254,689
Japan Government Thirty Year B 1.8% 3/20/43	JPY	31,450,000	314,338
TOTAL JAPAN			1,760,113
Korea (South) - 1.0%
Korean Republic 3% 3/10/23	KRW	780,000,000	660,683
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	6,720,000	546,834
6.5% 6/9/22	MXN	13,390,000	1,086,179
7.5% 6/3/27	MXN	7,140,000	617,152
7.75% 12/14/17	MXN	7,490,000	637,391
7.75% 11/13/42	MXN	3,600,000	299,228
8% 12/17/15	MXN	39,680,000	3,311,523
TOTAL MEXICO			6,498,307
Netherlands - 2.9%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,500,000	1,886,969
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 3.2%
Republic of Singapore:
3% 9/1/24	SGD	1,675,000	$ 1,370,622
3.25% 9/1/20	SGD	790,000	673,175
TOTAL SINGAPORE			2,043,797
South Africa - 1.1%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	139,471
10.5% 12/21/26	ZAR	4,830,000	593,181
TOTAL SOUTH AFRICA			732,652
Sweden - 4.7%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,115,000	682,901
3.75% 8/12/17	SEK	14,420,000	2,346,292
TOTAL SWEDEN			3,029,193
United Kingdom - 5.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	200,000	312,917
3.75% 9/7/20	GBP	1,070,000	1,822,531
5% 3/7/18	GBP	820,000	1,458,613
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			3,753,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,046,718)			33,894,752
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,519)		100,000	129,628
Floating Rate Loans - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)		$ 20,000	$ 20,250
First Data Corp. term loan 4.193% 3/24/18 (j)		30,000	29,213
TOTAL FLOATING RATE LOANS (Cost $49,428)			49,463
Preferred Securities - 1.1%

Germany - 0.5%
RWE AG 4.625% (e)(j)	220,000	302,862
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(j)	295,000	403,297
TOTAL PREFERRED SECURITIES (Cost $715,839)		706,159
Fixed-Income Funds - 6.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $4,225,274)	38,732	4,108,303
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (a) (Cost $2,796,074)	2,796,074	2,796,074
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,450,000	$ 15,493
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		1,500,000	5,636
TOTAL PURCHASED SWAPTIONS (Cost $7,534)				21,129
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $65,834,915)	63,640,147
NET OTHER ASSETS (LIABILITIES) - 0.9%	575,635
NET ASSETS - 100%	$ 64,215,782
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
7 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 885,938	$ 1,734
24 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	2,905,125	(32,486)
TOTAL PURCHASED		3,791,063	(30,752)
Sold
Bond Index Contracts
14 Euro-Bobl Index Contracts (Germany)	Sept. 2013	2,281,532	18,665
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
4 Euro-Bund Index Contracts (Germany)	Sept. 2013	$ 736,838	$ (3,076)
9 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	1,531,749	73,222
TOTAL BOND INDEX CONTRACTS		4,550,119	88,811
Treasury Contracts
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	147,313	4,276
TOTAL SOLD		4,697,432	93,087
		$ 8,488,495	$ 62,335

The face value of futures purchased as a percentage of net assets is 5.9%

The face value of futures sold as a percentage of net assets is 7.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	690,138	$ 641,621	$ (10,456)
7/1/13	EUR	Deutsche Bank AG	Buy	1,415,000	1,842,330	(495)
7/1/13	GBP	JPMorgan Chase Bank	Sell	55,000	83,419	(233)
7/1/13	ZAR	Deutsche Bank AG	Buy	3,345,163	335,634	2,772
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,476,756	249,492	1,064
7/3/13	JPY	JPMorgan Chase Bank	Sell	18,923,532	190,502	(298)
9/12/13	AUD	Deutsche Bank AG	Sell	690,000	638,064	10,610
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	384,000	$ 366,837	$ (17,646)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	99,000	91,025	999
9/12/13	BRL	Citibank NA	Sell	3,055,000	1,395,551	47,908
9/12/13	CAD	Goldman Sachs Bank USA	Sell	190,000	186,670	6,350
9/12/13	CAD	JPMorgan Chase Bank	Buy	27,000	25,550	75
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	98,000	93,256	248
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	738,000	799,731	(17,861)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	69,000	73,923	822
9/12/13	CLP	Goldman Sachs Bank USA	Buy	413,872,000	831,486	(26,869)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	52,200,000	101,290	(193)
9/12/13	CZK	JPMorgan Chase Bank	Sell	888,000	44,445	(4)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	3,114,000	161,607	(5,734)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	2,075,000	371,421	(8,994)
9/12/13	EUR	Barclays Bank PLC, London	Sell	94,000	123,424	1,027
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	108,000	$ 144,758	$ 4,131
9/12/13	EUR	Barclays Bank PLC, London	Sell	221,000	295,710	7,947
9/12/13	EUR	Barclays Bank PLC, London	Sell	347,000	452,420	592
9/12/13	EUR	Barclays Bank PLC, London	Sell	688,000	895,586	(256)
9/12/13	EUR	Credit Suisse Intl.	Sell	1,203,000	1,604,383	37,962
9/12/13	EUR	Deutsche Bank AG	Sell	1,415,000	1,842,904	439
9/12/13	EUR	Goldman Sachs Bank USA	Buy	7,352,000	9,812,420	(239,411)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	165,000	216,338	(1,492)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	439,000	576,643	(5,023)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	96,000	125,779	778
9/12/13	GBP	Barclays Bank PLC, London	Buy	428,000	670,242	(19,611)
9/12/13	GBP	Citibank NA	Sell	3,878,000	6,088,266	193,063
9/12/13	GBP	Deutsche Bank AG	Sell	82,000	128,243	3,590
9/12/13	GBP	JPMorgan Chase Bank	Buy	41,000	62,156	171
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	430,000	664,651	10,980
9/12/13	HUF	JPMorgan Chase Bank	Buy	150,000,000	655,755	1,135
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	150,000,000	$ 656,285	$ (606)
9/12/13	JPY	Barclays Bank PLC, London	Sell	10,850,000	111,084	1,648
9/12/13	JPY	Deutsche Bank AG	Sell	23,550,000	249,497	11,964
9/12/13	JPY	JPMorgan Chase Bank	Sell	12,450,000	125,372	(203)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	27,600,000	282,962	(4,580)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	614,550,000	6,488,724	(290,178)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	16,700,000	170,999	2,558
9/12/13	KRW	Barclays Bank PLC, London	Buy	690,600,000	601,988	2,508
9/12/13	KRW	Credit Suisse Intl.	Sell	860,800,000	758,014	4,538
9/12/13	KRW	Goldman Sachs Bank USA	Buy	1,444,000,000	1,275,393	(11,431)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,731,000	134,018	1,351
9/12/13	MXN	Goldman Sachs Bank USA	Sell	52,577,000	4,115,520	85,909
9/12/13	MXN	JPMorgan Chase Bank	Buy	4,292,000	318,378	10,570
9/12/13	MYR	Citibank NA	Buy	4,164,000	1,323,081	(5,151)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	362,000	113,154	(1,421)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,192,000	$ 207,652	$ (11,959)
9/12/13	NOK	JPMorgan Chase Bank	Sell	307,000	50,149	(252)
9/12/13	NZD	Citibank NA	Buy	270,000	216,899	(8,820)
9/12/13	NZD	JPMorgan Chase Bank	Sell	76,000	58,396	(175)
9/12/13	PLN	Deutsche Bank AG	Buy	1,871,000	561,404	(1,009)
9/12/13	PLN	Goldman Sachs Bank USA	Sell	1,516,000	477,241	23,174
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	1,100,000	334,571	5,103
9/12/13	SEK	Barclays Bank PLC, London	Sell	763,000	117,910	4,331
9/12/13	SEK	Goldman Sachs Bank USA	Sell	16,412,000	2,537,729	94,673
9/12/13	SEK	JPMorgan Chase Bank	Sell	257,000	38,015	(242)
9/12/13	SGD	Credit Suisse Intl.	Sell	374,000	298,129	3,017
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	141,000	111,298	(39)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	2,051,000	1,635,481	17,101
9/12/13	THB	JPMorgan Chase Bank	Buy	31,200,000	1,011,489	(5,241)
9/12/13	ZAR	Credit Suisse Intl.	Sell	1,385,000	137,993	(550)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,564,000	353,880	(2,630)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,477,000	$ 246,932	$ (845)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	2,598,000	260,393	(512)
						$ (99,312)

For the period, the average contract value for foreign currency contracts was $160,351,424. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/ (Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/ (Paid)(5)	Unrealized Appreciation/ (Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	$ 3,833	$ (8,641)	$ (4,808)
CDX N.A. High Yield 5-Year Series 19 Index		Dec. 2017	Deutsche Bank AG	(5%)		1,100,000	(46,095)	44,702	(1,393)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	9,738	(21,093)	(11,355)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(265)	(1,352)	(1,617)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	350,000	(1,927)	(1,765)	(3,692)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	(1,735)	(2,439)	(4,174)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	350,000	10,090	(14,180)	(4,090)
TOTAL BUY PROTECTION							(26,361)	(4,768)	(31,129)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,500,000	9,375	0	9,375
TOTAL CREDIT DEFAULT SWAPS							$ (16,986)	$ (4,768)	$ (21,754)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,753,498 or 4.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $176,045.
(h) Security or a portion of the security has been segregated as collateral for open foreign currency contracts. At period end, the value of securities pledged amounted to $1,008,163.
(i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $133,444.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,351
Fidelity Mortgage Backed Securities Central Fund	116,310
Total	$ 126,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 5,951,089	$ 11,858,200	$ 4,108,303	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 15,416,535	$ -	$ 15,416,535	$ -
Commercial Mortgage Securities	2,983,600	-	2,983,600	-
U.S. Government and Government Agency Obligations	3,534,504	-	3,534,504	-
Foreign Government and Government Agency Obligations	33,894,752	-	33,894,752	-
Municipal Securities	129,628	-	129,628	-
Floating Rate Loans	49,463	-	49,463	-
Preferred Securities	706,159	-	706,159	-
Fixed-Income Funds	4,108,303	4,108,303	-	-
Money Market Funds	2,796,074	2,796,074	-	-
Purchased Swaptions	21,129	-	21,129	-
Total Investments in Securities:	$ 63,640,147	$ 6,904,377	$ 56,735,770	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 601,108	$ -	$ 601,108	$ -
Futures Contracts	97,897	97,897	-	-
Swaps	33,036	-	33,036	-
Total Assets	$ 732,041	$ 97,897	$ 634,144	$ -
Liabilities
Foreign Currency Contracts	$ (700,420)	$ -	$ (700,420)	$ -
Futures Contracts	(35,562)	(35,562)	-	-
Swaps	(50,022)	-	(50,022)	-
Total Liabilities	$ (786,004)	$ (35,562)	$ (750,442)	$ -
Total Other Derivative Instruments:	$ (53,963)	$ 62,335	$ (116,298)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 21,129	$ -
Swaps (d)	33,036	(50,022)
Total Credit Risk	54,165	(50,022)
Foreign Exchange Risk
Foreign Currency Contracts (a)	601,108	(700,420)
Interest Rate Risk
Futures Contracts (b)	97,897	(35,562)
Total Value of Derivatives	$ 753,170	$ (786,004)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Citibank NA	$ 251,061	$ (15,898)	$ -	$ -	$ 235,163
Goldman Sachs Bank USA	210,106	(289,670)	-	-	(79,564)
Deutsche Bank AG	54,606	(60,685)	-	-	(6,079)
Credit Suisse Intl.	45,517	(815)	-	-	44,702
Morgan Stanley Capital Svc LLC	38,589	(354,279)	-	-	(315,690)
Barclays Bank PLC, London	23,535	(19,867)	-	1,008,163	1,011,831
JPMorgan Chase Bank	22,484	(9,228)	-	-	13,256
Centrally Cleared OTC Swaps	9,375	-	-	133,444	142,819
Exchange Traded Futures	97,897	(35,562)	-	176,045	238,380
Total	$ 753,170	$ (786,004)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $58,813,567)	$ 56,735,770
Fidelity Central Funds (cost $7,021,348)	6,904,377
Total Investments (cost $65,834,915)		$ 63,640,147
Foreign currency held at value (cost $470,973)		463,409
Receivable for investments sold		3,370,225
Unrealized appreciation on foreign currency contracts		601,108
Receivable for fund shares sold		136,847
Interest receivable		631,120
Distributions receivable from Fidelity Central Funds		7,675
Receivable for daily variation margin for derivative instruments		5,844
Bi-lateral OTC swaps, at value		23,661
Receivable from investment adviser for expense reductions		18,483
Other receivables		826
Total assets		68,899,345

Liabilities
Payable for investments purchased Regular delivery	$ 3,706,884
Delayed delivery	25,000
Unrealized depreciation on foreign currency contracts	700,420
Payable for swap agreements	1,031
Payable for fund shares redeemed	74,629
Bi-lateral OTC swaps, at value	50,022
Accrued management fee	35,291
Distribution and service plan fees payable	4,325
Other affiliated payables	16,507
Other payables and accrued expenses	69,454
Total liabilities		4,683,563

Net Assets		$ 64,215,782
Net Assets consist of:
Paid in capital		$ 71,896,801
Undistributed net investment income		297,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,692,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,286,027)
Net Assets		$ 64,215,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,716,050 ÷ 390,247 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class T: Net Asset Value and redemption price per share ($2,797,113 ÷ 293,745 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class C: Net Asset Value and offering price per share ($3,512,482 ÷ 369,172 shares)A	$ 9.51

Global Bond: Net Asset Value, offering price and redemption price per share ($51,588,785 ÷ 5,416,426 shares)	$ 9.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,601,352 ÷ 273,129 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 20,252
Interest		1,736,522
Income from Fidelity Central Funds		126,661
Income before foreign taxes withheld		1,883,435
Less foreign taxes withheld		(2,342)
Total income		1,881,093

Expenses
Management fee	$ 429,673
Transfer agent fees	89,838
Distribution and service plan fees	24,172
Accounting fees and expenses	39,475
Custodian fees and expenses	10,734
Independent trustees' compensation	279
Registration fees	136,031
Audit	61,962
Legal	44
Interest	278
Miscellaneous	368
Total expenses before reductions	792,854
Expense reductions	(197,930)	594,924
Net investment income (loss)		1,286,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,977,042)
Fidelity Central Funds	(116,305)
Foreign currency transactions	(2,271,334)
Futures contracts	(192,831)
Swaps	(20,053)
Total net realized gain (loss)		(4,577,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,948,293)
Assets and liabilities in foreign currencies	47,219
Futures contracts	57,736
Swaps	20,361
Total change in net unrealized appreciation (depreciation)		(3,822,977)
Net gain (loss)		(8,400,542)
Net increase (decrease) in net assets resulting from operations		$ (7,114,373)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,286,169	$ 545,526
Net realized gain (loss)	(4,577,565)	(530,143)
Change in net unrealized appreciation (depreciation)	(3,822,977)	1,536,950
Net increase (decrease) in net assets resulting from operations	(7,114,373)	1,552,333
Distributions to shareholders from net investment income	(1,147,898)	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Total distributions	(1,190,258)	(928,721)
Share transactions - net increase (decrease)	(94,305,149)	166,201,950
Total increase (decrease) in net assets	(102,609,780)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including undistributed net investment income of $297,673 and undistributed net investment income of $159,402, respectively)	$ 64,215,782	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,716	$ 3,041
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797	$ 2,747
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036	.042
Net realized and unrealized gain (loss)	(.617)	.208
Total from investment operations	(.581)	.250
Distributions from net investment income	(.047)	(.033)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.049)	(.110)
Net asset value, end of period	$ 9.51	$ 10.14
Total Return B, C, D	(5.75)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.73% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,512	$ 2,994
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.103
Net realized and unrealized gain (loss)	(.616)	.208
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.28% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,589	$ 155,463
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.104
Net realized and unrealized gain (loss)	(.616)	.207
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.36% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,601	$ 2,580
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

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2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses

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3. Significant Accounting Policies - continued

Foreign Currency - continued

denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 351,402
Gross unrealized depreciation	(2,544,792)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,193,390)

Tax cost	$ 65,833,537

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 19,275	$ 28,423
Swaps (a)	(20,053)	20,361
Total Credit Risk	(778)	48,784
Foreign Exchange Risk
Foreign Currency Contracts (b)	(2,220,628)	57,693
Interest Rate Risk
Futures Contracts (a)	(192,831)	57,736
Totals	$ (2,414,237)	$ 164,213

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

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4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $168,384,875 and $169,873,466, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,209	$ 3,155
Class T	-%	.25%	3,475	3,145
Class C	.75%	.25%	16,488	14,187
			$ 24,172	$ 20,487

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 798
Class T	192
Class C*	37
$ 1,027

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,037.18
Class T	2,405.17
Class C	3,298.20
Global Bond	79,059.11
Institutional Class	2,039.16
	$ 89,838

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 5,269
Class T	1.00%	4,235
Class C	1.75%	5,459
Global Bond	.75%	178,977
Institutional Class	.75%	3,762
		$ 197,702

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 27,692	$ 21,150
Class T	22,117	20,008
Class C	16,663	8,851
Global Bond	1,057,848	419,249
Institutional Class	23,578	23,592
Total	$ 1,147,898	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	92,260	297,699	$ 913,260	$ 2,987,457
Reinvestment of distributions	2,762	4,252	27,301	43,238
Shares redeemed	(4,735)	(1,991)	(46,978)	(20,238)
Net increase (decrease)	90,287	299,960	$ 893,583	$ 3,010,457
Class T
Shares sold	21,502	267,172	$ 211,950	$ 2,674,873
Reinvestment of distributions	2,293	3,932	22,666	39,987
Shares redeemed	(1,008)	(146)	(10,049)	(1,500)
Net increase (decrease)	22,787	270,958	$ 224,567	$ 2,713,360
Class C
Shares sold	77,707	292,516	$ 772,215	$ 2,934,597
Reinvestment of distributions	1,726	3,052	17,027	31,007
Shares redeemed	(5,671)	(158)	(56,472)	(1,612)
Net increase (decrease)	73,762	295,410	$ 732,770	$ 2,963,992
Global Bond
Shares sold	7,904,762	15,449,560	$ 79,400,192	$ 156,144,834
Reinvestment of distributions	105,911	75,497	1,051,317	768,036
Shares redeemed	(17,928,869)	(190,435)	(176,791,823)	(1,944,936)
Net increase (decrease)	(9,918,196)	15,334,622	$ (96,340,314)	$ 154,967,934
Institutional Class
Shares sold	17,166	250,316	$ 170,112	$ 2,503,244
Reinvestment of distributions	2,427	4,223	24,017	42,963
Shares redeemed	(1,003)	-	(9,884)	-
Net increase (decrease)	18,590	254,539	$ 184,245	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-USAN-0813
1.939035.101

Fidelity®

Global Bond

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 946.50	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 942.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 947.40	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
US Dollar	39.3%	43.4%
European Monetary Unit	26.6%	24.6%
Japanese Yen	11.8%	9.3%
Mexican Peso	4.2%	2.4%
British Pound	3.5%	4.9%
Other	14.6%	15.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 34.3%	United States of America 72.7%
United Kingdom 11.6%	United Kingdom 2.8%
Mexico 10.8%	Mexico 2.9%
France 7.7%	France 1.3%
Sweden 5.3%	Sweden 1.0%
Brazil 3.3%	Brazil 0.0%
Singapore 3.2%	Singapore 1.5%
Netherlands 3.2%	Netherlands 1.8%
Australia 2.8%	Australia 4.1%
Other 17.8%	Other 11.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 12.1%	U.S. Government and U.S. Government Agency Obligations 18.0%
AAA 15.5%	AAA 13.2%
AA 18.9%	AA 4.5%
A 6.1%	A 3.4%
BBB 29.2%	BBB 10.5%
BB and Below 9.4%	BB and Below 0.7%
Not Rated 3.7%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 47.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.1	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.8	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 24.0%		Corporate Bonds 10.8%
	U.S. Government and U.S. Government Agency Obligations 12.1%		U.S. Government and U.S. Government Agency Obligations 18.0%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 1.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Foreign Government and Government Agency Obligations 52.8%		Foreign Government and Government Agency Obligations 22.2%
	Other Investments 1.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 47.3%
* Futures and Swaps	(1.0)%	** Futures and Swaps	4.9%
* Foreign Currency Contracts	3.4%	** Foreign Currency Contracts	36.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 69,913
7% 11/1/15 (d)		75,000	75,750
TOTAL AUSTRALIA			145,663
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		20,000	19,800
TOTAL BERMUDA			24,994
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	70,700
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	71,400
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		15,000	13,950
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		20,000	20,525
TOTAL CANADA			217,525
Cayman Islands - 1.7%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	18,600
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		10,000	9,775
7.5% 11/1/19		30,000	31,200
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,705
Seagate HDD Cayman 4.75% 6/1/23 (d)		25,000	23,313
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (j)	GBP	195,000	322,630
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	155,250
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (j)	GBP	200,000	342,221
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			1,066,732
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	248,075
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	281,402
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 0.6%
EDF SA 5.375% 12/31/49 (j)	EUR	200,000	$ 265,620
Veolia Environnement SA 4.45% (e)(j)	EUR	100,000	125,575
TOTAL FRANCE			391,195
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	187,918
Ireland - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	206,400
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		40,000	43,400
TOTAL LIBERIA			72,650
Luxembourg - 0.6%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		10,000	9,375
6.625% 12/15/22 (d)		75,000	72,563
6.625% 12/15/22 (d)		10,000	9,700
7.25% 4/1/19		20,000	20,800
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		40,000	40,400
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		20,000	19,200
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	196,956
TOTAL LUXEMBOURG			389,644
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	120,033
6.5% 6/2/41		333,000	343,823
TOTAL MEXICO			463,856
Netherlands - 0.3%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		80,000	78,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
NXP BV/NXP Funding LLC: - continued
5.75% 2/15/21 (d)		$ 5,000	$ 5,063
Petrobras Global Finance BV 5.625% 5/20/43		87,000	75,512
TOTAL NETHERLANDS			158,975
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,625
TOTAL NORWAY			98,631
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 5.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	147,497
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	355,312
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	250,000	438,410
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	263,789
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	318,432
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	135,000	203,201
6% 12/9/16	GBP	100,000	171,410
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	180,331
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	148,492
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	231,621
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	290,000	487,844
Scottish Widows PLC 5.5% 6/16/23	GBP	125,000	181,972
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			3,558,258
United States of America - 12.3%
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	12,225
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,650
American Axle & Manufacturing, Inc. 6.25% 3/15/21		30,000	30,375
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Amgen, Inc. 5.375% 5/15/43		133,000	137,704
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,970
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Antero Resources Finance Corp.:
6% 12/1/20		$ 5,000	$ 4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		67,000	73,441
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		10,000	10,225
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		10,000	9,825
Audatex North America, Inc. 6% 6/15/21 (d)		15,000	15,038
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		45,000	41,625
Bank of America Corp. 5.7% 1/24/22		75,000	83,211
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,982
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	70,125
6.875% 8/15/18 (d)		60,000	63,300
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		75,000	78,563
7% 1/15/19		20,000	21,150
7.25% 10/30/17		20,000	21,225
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,088
Ceridian Corp. 11.25% 11/15/15		20,000	20,275
Chesapeake Energy Corp.:
5.375% 6/15/21		10,000	9,950
5.75% 3/15/23		10,000	10,125
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		75,000	81,375
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		5,000	5,456
8.25% 6/15/21		65,000	71,825
CIT Group, Inc.:
5% 8/15/22		20,000	19,850
5.375% 5/15/20		20,000	20,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (d)		$ 70,000	$ 72,275
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
Comcast Corp. 4.65% 7/15/42		115,000	110,399
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		75,000	76,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		15,000	14,550
Covanta Holding Corp. 7.25% 12/1/20		95,000	99,616
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		10,000	9,425
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	155,751
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		45,000	41,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		60,000	57,450
Discover Financial Services 3.85% 11/21/22		213,000	199,911
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,275
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		87,000	100,011
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Energy Partners Ltd. 8.25% 2/15/18		5,000	5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
Equity One, Inc. 3.75% 11/15/22		183,000	172,119
ERP Operating LP 4.625% 12/15/21		213,000	225,506
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	140,938
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.: - continued
12.625% 1/15/21		$ 15,000	$ 15,863
FirstEnergy Corp. 7.375% 11/15/31		340,000	358,823
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,425
HCA, Inc. 8% 10/1/18		10,000	11,488
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	20,300
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		5,000	5,169
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		13,000	13,975
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		15,000	14,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,650
8% 1/15/18		120,000	126,000
International Lease Finance Corp.:
3.875% 4/15/18		5,000	4,700
8.25% 12/15/20		75,000	84,281
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		20,000	23,000
8.875% 9/1/17		50,000	56,375
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	47,138
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	104,657
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		60,000	60,000
Liberty Property LP:
3.375% 6/15/23		233,000	215,954
4.75% 10/1/20		67,000	70,516
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		$ 125,000	$ 120,938
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		20,000	21,100
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		130,000	124,150
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		10,000	9,700
NiSource Finance Corp.:
4.45% 12/1/21		100,000	103,209
5.25% 2/15/43		240,000	234,734
NRG Energy, Inc. 6.625% 3/15/23 (d)		20,000	19,900
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	103,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		35,000	34,563
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		10,000	10,700
Prudential Financial, Inc. 4.5% 11/16/21		200,000	210,599
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		80,000	86,446
Reynolds American, Inc. 3.25% 11/1/22		347,000	322,380
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	79,800
8.5% 5/15/18 (c)		10,000	10,300
9.875% 8/15/19		15,000	16,050
Rite Aid Corp.:
9.25% 3/15/20		70,000	77,175
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Rosetta Resources, Inc. 5.625% 5/1/21		$ 20,000	$ 19,525
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		20,000	20,950
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		40,000	40,600
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,475
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		20,000	21,138
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		25,000	29,250
Standard Pacific Corp.:
8.375% 1/15/21		30,000	34,200
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	14,775
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,000
5.25% 5/1/23 (d)		25,000	24,000
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		10,000	9,300
7.375% 7/1/21		100,000	109,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	122,654
Time Warner, Inc. 4.9% 6/15/42		167,000	159,063
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		20,000	18,900
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		30,000	31,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Triumph Group, Inc. 4.875% 4/1/21 (d)		$ 10,000	$ 9,950
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		50,000	49,875
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	118,500
Walter Energy, Inc. 8.5% 4/15/21 (d)		10,000	7,950
WellPoint, Inc.:
3.3% 1/15/23		183,000	174,103
4.625% 5/15/42		73,000	67,787
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		20,000	21,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		10,000	9,200
5.375% 3/15/22		10,000	10,200
TOTAL UNITED STATES OF AMERICA			7,899,767
TOTAL NONCONVERTIBLE BONDS (Cost $16,190,883)			15,416,535
Commercial Mortgage Securities - 4.6%

United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	343,829
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	833,334
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	553,589
Series 2007-C32 Class A3, 5.7359% 6/15/49 (j)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)		900,000	1,001,188
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,035,274)			2,983,600
U.S. Government and Government Agency Obligations - 5.5%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 5.5%
U.S. Treasury Bonds:
2.875% 5/15/43		$ 362,000	$ 320,823
3.5% 2/15/39		770,000	783,355
U.S. Treasury Notes:
1.5% 7/31/16 (g)(h)		1,950,000	1,995,856
2.375% 2/28/15 (i)		420,000	434,470
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,642,372)			3,534,504
Foreign Government and Government Agency Obligations - 52.8%

Australia - 2.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,526,000	1,592,509
5.75% 7/15/22	AUD	58,000	61,287
TOTAL AUSTRALIA			1,653,796
Belgium - 0.8%
Belgian Kingdom 2.25% 6/22/23	EUR	410,000	514,630
Brazil - 3.3%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	648,038
2.625% 1/5/23		960,000	835,200
10% 1/1/23	BRL	1,500,000	635,354
TOTAL BRAZIL			2,118,592
Canada - 2.1%
Canadian Government:
1.5% 3/1/17	CAD	330,000	312,899
2.75% 6/1/22	CAD	616,000	603,981
4% 6/1/41	CAD	118,000	135,733
Ontario Province 4.65% 6/2/41	CAD	110,000	117,113
Province of Quebec 4.25% 12/1/21	CAD	190,000	195,389
TOTAL CANADA			1,365,115
Chile - 0.7%
Chilean Republic 2.25% 10/30/22		500,000	451,200
France - 7.1%
French Government:
OAT 5.5% 4/25/29	EUR	80,000	137,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - continued
French Government: - continued
0.25% 11/25/15	EUR	580,000	$ 750,697
1% 5/25/18	EUR	1,880,000	2,422,616
1% 11/25/18	EUR	950,000	1,214,235
TOTAL FRANCE			4,525,398
Germany - 1.8%
German Federal Republic:
1.5% 5/15/23	EUR	250,000	318,586
2.5% 1/4/21	EUR	200,000	284,072
3.5% 7/4/19	EUR	350,000	523,299
TOTAL GERMANY			1,125,957
Ireland - 0.5%
Irish Republic 4.5% 4/18/20	EUR	250,000	339,736
Italy - 2.2%
Buoni Poliennali Del Tes 3.5% 6/1/18	EUR	1,100,000	1,435,245
Japan - 2.8%
Japan Government:
1% 9/20/20	JPY	115,000,000	1,191,086
1.6% 3/20/33	JPY	25,700,000	254,689
Japan Government Thirty Year B 1.8% 3/20/43	JPY	31,450,000	314,338
TOTAL JAPAN			1,760,113
Korea (South) - 1.0%
Korean Republic 3% 3/10/23	KRW	780,000,000	660,683
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	6,720,000	546,834
6.5% 6/9/22	MXN	13,390,000	1,086,179
7.5% 6/3/27	MXN	7,140,000	617,152
7.75% 12/14/17	MXN	7,490,000	637,391
7.75% 11/13/42	MXN	3,600,000	299,228
8% 12/17/15	MXN	39,680,000	3,311,523
TOTAL MEXICO			6,498,307
Netherlands - 2.9%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,500,000	1,886,969
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 3.2%
Republic of Singapore:
3% 9/1/24	SGD	1,675,000	$ 1,370,622
3.25% 9/1/20	SGD	790,000	673,175
TOTAL SINGAPORE			2,043,797
South Africa - 1.1%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	139,471
10.5% 12/21/26	ZAR	4,830,000	593,181
TOTAL SOUTH AFRICA			732,652
Sweden - 4.7%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,115,000	682,901
3.75% 8/12/17	SEK	14,420,000	2,346,292
TOTAL SWEDEN			3,029,193
United Kingdom - 5.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	200,000	312,917
3.75% 9/7/20	GBP	1,070,000	1,822,531
5% 3/7/18	GBP	820,000	1,458,613
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			3,753,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,046,718)			33,894,752
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,519)		100,000	129,628
Floating Rate Loans - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)		$ 20,000	$ 20,250
First Data Corp. term loan 4.193% 3/24/18 (j)		30,000	29,213
TOTAL FLOATING RATE LOANS (Cost $49,428)			49,463
Preferred Securities - 1.1%

Germany - 0.5%
RWE AG 4.625% (e)(j)	220,000	302,862
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(j)	295,000	403,297
TOTAL PREFERRED SECURITIES (Cost $715,839)		706,159
Fixed-Income Funds - 6.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $4,225,274)	38,732	4,108,303
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (a) (Cost $2,796,074)	2,796,074	2,796,074
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,450,000	$ 15,493
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		1,500,000	5,636
TOTAL PURCHASED SWAPTIONS (Cost $7,534)				21,129
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $65,834,915)	63,640,147
NET OTHER ASSETS (LIABILITIES) - 0.9%	575,635
NET ASSETS - 100%	$ 64,215,782
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
7 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 885,938	$ 1,734
24 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	2,905,125	(32,486)
TOTAL PURCHASED		3,791,063	(30,752)
Sold
Bond Index Contracts
14 Euro-Bobl Index Contracts (Germany)	Sept. 2013	2,281,532	18,665
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
4 Euro-Bund Index Contracts (Germany)	Sept. 2013	$ 736,838	$ (3,076)
9 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	1,531,749	73,222
TOTAL BOND INDEX CONTRACTS		4,550,119	88,811
Treasury Contracts
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	147,313	4,276
TOTAL SOLD		4,697,432	93,087
		$ 8,488,495	$ 62,335

The face value of futures purchased as a percentage of net assets is 5.9%

The face value of futures sold as a percentage of net assets is 7.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	690,138	$ 641,621	$ (10,456)
7/1/13	EUR	Deutsche Bank AG	Buy	1,415,000	1,842,330	(495)
7/1/13	GBP	JPMorgan Chase Bank	Sell	55,000	83,419	(233)
7/1/13	ZAR	Deutsche Bank AG	Buy	3,345,163	335,634	2,772
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,476,756	249,492	1,064
7/3/13	JPY	JPMorgan Chase Bank	Sell	18,923,532	190,502	(298)
9/12/13	AUD	Deutsche Bank AG	Sell	690,000	638,064	10,610
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	384,000	$ 366,837	$ (17,646)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	99,000	91,025	999
9/12/13	BRL	Citibank NA	Sell	3,055,000	1,395,551	47,908
9/12/13	CAD	Goldman Sachs Bank USA	Sell	190,000	186,670	6,350
9/12/13	CAD	JPMorgan Chase Bank	Buy	27,000	25,550	75
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	98,000	93,256	248
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	738,000	799,731	(17,861)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	69,000	73,923	822
9/12/13	CLP	Goldman Sachs Bank USA	Buy	413,872,000	831,486	(26,869)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	52,200,000	101,290	(193)
9/12/13	CZK	JPMorgan Chase Bank	Sell	888,000	44,445	(4)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	3,114,000	161,607	(5,734)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	2,075,000	371,421	(8,994)
9/12/13	EUR	Barclays Bank PLC, London	Sell	94,000	123,424	1,027
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	108,000	$ 144,758	$ 4,131
9/12/13	EUR	Barclays Bank PLC, London	Sell	221,000	295,710	7,947
9/12/13	EUR	Barclays Bank PLC, London	Sell	347,000	452,420	592
9/12/13	EUR	Barclays Bank PLC, London	Sell	688,000	895,586	(256)
9/12/13	EUR	Credit Suisse Intl.	Sell	1,203,000	1,604,383	37,962
9/12/13	EUR	Deutsche Bank AG	Sell	1,415,000	1,842,904	439
9/12/13	EUR	Goldman Sachs Bank USA	Buy	7,352,000	9,812,420	(239,411)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	165,000	216,338	(1,492)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Buy	439,000	576,643	(5,023)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	96,000	125,779	778
9/12/13	GBP	Barclays Bank PLC, London	Buy	428,000	670,242	(19,611)
9/12/13	GBP	Citibank NA	Sell	3,878,000	6,088,266	193,063
9/12/13	GBP	Deutsche Bank AG	Sell	82,000	128,243	3,590
9/12/13	GBP	JPMorgan Chase Bank	Buy	41,000	62,156	171
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	430,000	664,651	10,980
9/12/13	HUF	JPMorgan Chase Bank	Buy	150,000,000	655,755	1,135
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	150,000,000	$ 656,285	$ (606)
9/12/13	JPY	Barclays Bank PLC, London	Sell	10,850,000	111,084	1,648
9/12/13	JPY	Deutsche Bank AG	Sell	23,550,000	249,497	11,964
9/12/13	JPY	JPMorgan Chase Bank	Sell	12,450,000	125,372	(203)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	27,600,000	282,962	(4,580)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	614,550,000	6,488,724	(290,178)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	16,700,000	170,999	2,558
9/12/13	KRW	Barclays Bank PLC, London	Buy	690,600,000	601,988	2,508
9/12/13	KRW	Credit Suisse Intl.	Sell	860,800,000	758,014	4,538
9/12/13	KRW	Goldman Sachs Bank USA	Buy	1,444,000,000	1,275,393	(11,431)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,731,000	134,018	1,351
9/12/13	MXN	Goldman Sachs Bank USA	Sell	52,577,000	4,115,520	85,909
9/12/13	MXN	JPMorgan Chase Bank	Buy	4,292,000	318,378	10,570
9/12/13	MYR	Citibank NA	Buy	4,164,000	1,323,081	(5,151)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	362,000	113,154	(1,421)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,192,000	$ 207,652	$ (11,959)
9/12/13	NOK	JPMorgan Chase Bank	Sell	307,000	50,149	(252)
9/12/13	NZD	Citibank NA	Buy	270,000	216,899	(8,820)
9/12/13	NZD	JPMorgan Chase Bank	Sell	76,000	58,396	(175)
9/12/13	PLN	Deutsche Bank AG	Buy	1,871,000	561,404	(1,009)
9/12/13	PLN	Goldman Sachs Bank USA	Sell	1,516,000	477,241	23,174
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	1,100,000	334,571	5,103
9/12/13	SEK	Barclays Bank PLC, London	Sell	763,000	117,910	4,331
9/12/13	SEK	Goldman Sachs Bank USA	Sell	16,412,000	2,537,729	94,673
9/12/13	SEK	JPMorgan Chase Bank	Sell	257,000	38,015	(242)
9/12/13	SGD	Credit Suisse Intl.	Sell	374,000	298,129	3,017
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	141,000	111,298	(39)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	2,051,000	1,635,481	17,101
9/12/13	THB	JPMorgan Chase Bank	Buy	31,200,000	1,011,489	(5,241)
9/12/13	ZAR	Credit Suisse Intl.	Sell	1,385,000	137,993	(550)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,564,000	353,880	(2,630)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,477,000	$ 246,932	$ (845)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	2,598,000	260,393	(512)
						$ (99,312)

For the period, the average contract value for foreign currency contracts was $160,351,424. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/ (Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/ (Paid)(5)	Unrealized Appreciation/ (Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	$ 3,833	$ (8,641)	$ (4,808)
CDX N.A. High Yield 5-Year Series 19 Index		Dec. 2017	Deutsche Bank AG	(5%)		1,100,000	(46,095)	44,702	(1,393)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	9,738	(21,093)	(11,355)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(265)	(1,352)	(1,617)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	350,000	(1,927)	(1,765)	(3,692)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	600,000	(1,735)	(2,439)	(4,174)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	350,000	10,090	(14,180)	(4,090)
TOTAL BUY PROTECTION							(26,361)	(4,768)	(31,129)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,500,000	9,375	0	9,375
TOTAL CREDIT DEFAULT SWAPS							$ (16,986)	$ (4,768)	$ (21,754)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,753,498 or 4.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $176,045.
(h) Security or a portion of the security has been segregated as collateral for open foreign currency contracts. At period end, the value of securities pledged amounted to $1,008,163.
(i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $133,444.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,351
Fidelity Mortgage Backed Securities Central Fund	116,310
Total	$ 126,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 5,951,089	$ 11,858,200	$ 4,108,303	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 15,416,535	$ -	$ 15,416,535	$ -
Commercial Mortgage Securities	2,983,600	-	2,983,600	-
U.S. Government and Government Agency Obligations	3,534,504	-	3,534,504	-
Foreign Government and Government Agency Obligations	33,894,752	-	33,894,752	-
Municipal Securities	129,628	-	129,628	-
Floating Rate Loans	49,463	-	49,463	-
Preferred Securities	706,159	-	706,159	-
Fixed-Income Funds	4,108,303	4,108,303	-	-
Money Market Funds	2,796,074	2,796,074	-	-
Purchased Swaptions	21,129	-	21,129	-
Total Investments in Securities:	$ 63,640,147	$ 6,904,377	$ 56,735,770	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 601,108	$ -	$ 601,108	$ -
Futures Contracts	97,897	97,897	-	-
Swaps	33,036	-	33,036	-
Total Assets	$ 732,041	$ 97,897	$ 634,144	$ -
Liabilities
Foreign Currency Contracts	$ (700,420)	$ -	$ (700,420)	$ -
Futures Contracts	(35,562)	(35,562)	-	-
Swaps	(50,022)	-	(50,022)	-
Total Liabilities	$ (786,004)	$ (35,562)	$ (750,442)	$ -
Total Other Derivative Instruments:	$ (53,963)	$ 62,335	$ (116,298)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 21,129	$ -
Swaps (d)	33,036	(50,022)
Total Credit Risk	54,165	(50,022)
Foreign Exchange Risk
Foreign Currency Contracts (a)	601,108	(700,420)
Interest Rate Risk
Futures Contracts (b)	97,897	(35,562)
Total Value of Derivatives	$ 753,170	$ (786,004)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Citibank NA	$ 251,061	$ (15,898)	$ -	$ -	$ 235,163
Goldman Sachs Bank USA	210,106	(289,670)	-	-	(79,564)
Deutsche Bank AG	54,606	(60,685)	-	-	(6,079)
Credit Suisse Intl.	45,517	(815)	-	-	44,702
Morgan Stanley Capital Svc LLC	38,589	(354,279)	-	-	(315,690)
Barclays Bank PLC, London	23,535	(19,867)	-	1,008,163	1,011,831
JPMorgan Chase Bank	22,484	(9,228)	-	-	13,256
Centrally Cleared OTC Swaps	9,375	-	-	133,444	142,819
Exchange Traded Futures	97,897	(35,562)	-	176,045	238,380
Total	$ 753,170	$ (786,004)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $58,813,567)	$ 56,735,770
Fidelity Central Funds (cost $7,021,348)	6,904,377
Total Investments (cost $65,834,915)		$ 63,640,147
Foreign currency held at value (cost $470,973)		463,409
Receivable for investments sold		3,370,225
Unrealized appreciation on foreign currency contracts		601,108
Receivable for fund shares sold		136,847
Interest receivable		631,120
Distributions receivable from Fidelity Central Funds		7,675
Receivable for daily variation margin for derivative instruments		5,844
Bi-lateral OTC swaps, at value		23,661
Receivable from investment adviser for expense reductions		18,483
Other receivables		826
Total assets		68,899,345

Liabilities
Payable for investments purchased Regular delivery	$ 3,706,884
Delayed delivery	25,000
Unrealized depreciation on foreign currency contracts	700,420
Payable for swap agreements	1,031
Payable for fund shares redeemed	74,629
Bi-lateral OTC swaps, at value	50,022
Accrued management fee	35,291
Distribution and service plan fees payable	4,325
Other affiliated payables	16,507
Other payables and accrued expenses	69,454
Total liabilities		4,683,563

Net Assets		$ 64,215,782
Net Assets consist of:
Paid in capital		$ 71,896,801
Undistributed net investment income		297,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,692,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,286,027)
Net Assets		$ 64,215,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,716,050 ÷ 390,247 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class T: Net Asset Value and redemption price per share ($2,797,113 ÷ 293,745 shares)	$ 9.52

Maximum offering price per share (100/96.00 of $9.52)	$ 9.92
Class C: Net Asset Value and offering price per share ($3,512,482 ÷ 369,172 shares)A	$ 9.51

Global Bond: Net Asset Value, offering price and redemption price per share ($51,588,785 ÷ 5,416,426 shares)	$ 9.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,601,352 ÷ 273,129 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 20,252
Interest		1,736,522
Income from Fidelity Central Funds		126,661
Income before foreign taxes withheld		1,883,435
Less foreign taxes withheld		(2,342)
Total income		1,881,093

Expenses
Management fee	$ 429,673
Transfer agent fees	89,838
Distribution and service plan fees	24,172
Accounting fees and expenses	39,475
Custodian fees and expenses	10,734
Independent trustees' compensation	279
Registration fees	136,031
Audit	61,962
Legal	44
Interest	278
Miscellaneous	368
Total expenses before reductions	792,854
Expense reductions	(197,930)	594,924
Net investment income (loss)		1,286,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,977,042)
Fidelity Central Funds	(116,305)
Foreign currency transactions	(2,271,334)
Futures contracts	(192,831)
Swaps	(20,053)
Total net realized gain (loss)		(4,577,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,948,293)
Assets and liabilities in foreign currencies	47,219
Futures contracts	57,736
Swaps	20,361
Total change in net unrealized appreciation (depreciation)		(3,822,977)
Net gain (loss)		(8,400,542)
Net increase (decrease) in net assets resulting from operations		$ (7,114,373)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,286,169	$ 545,526
Net realized gain (loss)	(4,577,565)	(530,143)
Change in net unrealized appreciation (depreciation)	(3,822,977)	1,536,950
Net increase (decrease) in net assets resulting from operations	(7,114,373)	1,552,333
Distributions to shareholders from net investment income	(1,147,898)	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Total distributions	(1,190,258)	(928,721)
Share transactions - net increase (decrease)	(94,305,149)	166,201,950
Total increase (decrease) in net assets	(102,609,780)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including undistributed net investment income of $297,673 and undistributed net investment income of $159,402, respectively)	$ 64,215,782	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,716	$ 3,041
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.073	.088
Net realized and unrealized gain (loss)	(.613)	.207
Total from investment operations	(.540)	.295
Distributions from net investment income	(.078)	(.078)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.080)	(.155)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C, D	(5.35)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.48% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,797	$ 2,747
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.036	.042
Net realized and unrealized gain (loss)	(.617)	.208
Total from investment operations	(.581)	.250
Distributions from net investment income	(.047)	(.033)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.049)	(.110)
Net asset value, end of period	$ 9.51	$ 10.14
Total Return B, C, D	(5.75)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.73% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,512	$ 2,994
Portfolio turnover rate G	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.103
Net realized and unrealized gain (loss)	(.616)	.208
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.28% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,589	$ 155,463
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.086	.104
Net realized and unrealized gain (loss)	(.616)	.207
Total from investment operations	(.530)	.311
Distributions from net investment income	(.088)	(.094)
Distributions from net realized gain	(.002)	(.077)
Total distributions	(.090)	(.171)
Net asset value, end of period	$ 9.52	$ 10.14
Total Return B, C	(5.26)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.36% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.73% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,601	$ 2,580
Portfolio turnover rate F	312% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

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2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses

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3. Significant Accounting Policies - continued

Foreign Currency - continued

denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 351,402
Gross unrealized depreciation	(2,544,792)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,193,390)

Tax cost	$ 65,833,537

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 19,275	$ 28,423
Swaps (a)	(20,053)	20,361
Total Credit Risk	(778)	48,784
Foreign Exchange Risk
Foreign Currency Contracts (b)	(2,220,628)	57,693
Interest Rate Risk
Futures Contracts (a)	(192,831)	57,736
Totals	$ (2,414,237)	$ 164,213

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $168,384,875 and $169,873,466, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,209	$ 3,155
Class T	-%	.25%	3,475	3,145
Class C	.75%	.25%	16,488	14,187
			$ 24,172	$ 20,487

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 798
Class T	192
Class C*	37
$ 1,027

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,037.18
Class T	2,405.17
Class C	3,298.20
Global Bond	79,059.11
Institutional Class	2,039.16
	$ 89,838

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 5,269
Class T	1.00%	4,235
Class C	1.75%	5,459
Global Bond	.75%	178,977
Institutional Class	.75%	3,762
		$ 197,702

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 27,692	$ 21,150
Class T	22,117	20,008
Class C	16,663	8,851
Global Bond	1,057,848	419,249
Institutional Class	23,578	23,592
Total	$ 1,147,898	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	92,260	297,699	$ 913,260	$ 2,987,457
Reinvestment of distributions	2,762	4,252	27,301	43,238
Shares redeemed	(4,735)	(1,991)	(46,978)	(20,238)
Net increase (decrease)	90,287	299,960	$ 893,583	$ 3,010,457
Class T
Shares sold	21,502	267,172	$ 211,950	$ 2,674,873
Reinvestment of distributions	2,293	3,932	22,666	39,987
Shares redeemed	(1,008)	(146)	(10,049)	(1,500)
Net increase (decrease)	22,787	270,958	$ 224,567	$ 2,713,360
Class C
Shares sold	77,707	292,516	$ 772,215	$ 2,934,597
Reinvestment of distributions	1,726	3,052	17,027	31,007
Shares redeemed	(5,671)	(158)	(56,472)	(1,612)
Net increase (decrease)	73,762	295,410	$ 732,770	$ 2,963,992
Global Bond
Shares sold	7,904,762	15,449,560	$ 79,400,192	$ 156,144,834
Reinvestment of distributions	105,911	75,497	1,051,317	768,036
Shares redeemed	(17,928,869)	(190,435)	(176,791,823)	(1,944,936)
Net increase (decrease)	(9,918,196)	15,334,622	$ (96,340,314)	$ 154,967,934
Institutional Class
Shares sold	17,166	250,316	$ 170,112	$ 2,503,244
Reinvestment of distributions	2,427	4,223	24,017	42,963
Shares redeemed	(1,003)	-	(9,884)	-
Net increase (decrease)	18,590	254,539	$ 184,245	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GLB-USAN-0813
1.939063.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 936.00	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 936.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 933.00	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
European Monetary Unit	44.5%	42.9%
Japanese Yen	18.8%	16.2%
British Pound	6.6%	8.2%
Mexican Peso	5.4%	3.8%
Korean Won	5.1%	3.7%
Canadian Dollar	4.3%	5.9%
Australian Dollar	3.8%	3.4%
Malaysian Ringgit	2.3%	4.3%
Thai Baht	2.2%	0.0%
Swiss Franc	2.0%	1.6%
Other	5.0%	10.0%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 17.2%	United States of America 38.2%
United Kingdom 11.6%	United Kingdom 8.8%
Mexico 10.1%	Mexico 5.0%
France 10.0%	France 3.4%
Germany 7.9%	Germany 3.6%
Japan 6.2%	Japan 4.7%
Sweden 5.7%	Sweden 2.3%
Canada 4.7%	Canada 8.8%
Italy 4.1%	Italy 1.8%
Other 22.5%	Other 23.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
AAA 25.3%	AAA 31.7%
AA 25.8%	AA 12.5%
A 3.5%	A 3.8%
BBB 25.5%	BBB 14.0%
BB and Below 7.2%	BB and Below 1.8%
Not Rated 6.5%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.6	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.6	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*	As of December 31, 2012**
Corporate Bonds 15.4%	Corporate Bonds 12.1%
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
CMOs and Other Mortgage Related Securities 4.1%	CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 73.4%	Foreign Government and Government Agency Obligations 53.5%
Other Investments 0.9%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 30.2%

* Futures and Swaps	16.6%	** Futures and Swaps	8.1%
* Foreign Currency Contracts	21.4%	** Foreign Currency Contracts	44.7%

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 49,938
7% 11/1/15 (d)		35,000	35,350
TOTAL AUSTRALIA			85,288
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	14,850
TOTAL BERMUDA			20,044
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	50,500
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	45,900
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		10,000	9,300
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		10,000	10,263
TOTAL CANADA			156,913
Cayman Islands - 1.2%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		5,000	4,888
7.5% 11/1/19		25,000	26,000
Seagate HDD Cayman 4.75% 6/1/23 (d)		15,000	13,988
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	281,267
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (i)	GBP	170,000	290,888
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			711,069
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	198,460
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	255,820
France - 0.5%
EDF SA 5.375% 12/31/49 (i)	EUR	100,000	132,810
Veolia Environnement SA 4.45% (e)(i)	EUR	100,000	125,575
TOTAL FRANCE			258,385
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	$ 187,918
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		25,000	27,125
TOTAL LIBERIA			56,375
Luxembourg - 0.5%
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		25,000	24,188
7.25% 4/1/19		40,000	41,600
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		25,000	25,250
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		15,000	14,400
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	131,304
TOTAL LUXEMBOURG			257,392
Netherlands - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		45,000	44,100
5.75% 2/15/21 (d)		5,000	5,063
Petrobras Global Finance BV 5.625% 5/20/43		53,000	46,001
TOTAL NETHERLANDS			95,164
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,750
TOTAL NORWAY			87,756
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 4.4%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	86,763
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	302,015
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	215,000	377,033
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	184,652
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	215,712
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
InterContinental Hotel Group PLC 6% 12/9/16	GBP	100,000	$ 171,410
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	189,508
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	210,000	353,266
Scottish Widows PLC 5.5% 6/16/23	GBP	150,000	218,366
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			2,528,672
United States of America - 6.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		10,000	8,150
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,825
American Axle & Manufacturing, Inc. 6.25% 3/15/21		15,000	15,188
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Anadarko Petroleum Corp. 6.375% 9/15/17		67,000	77,025
Antero Resources Finance Corp.:
6% 12/1/20		5,000	4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		73,000	80,017
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,338
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		5,000	4,913
Audatex North America, Inc. 6% 6/15/21 (d)		10,000	10,025
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		10,000	9,250
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	15,938
6.875% 8/15/18 (d)		40,000	42,200
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		25,000	26,188
7% 1/15/19		18,000	19,035
7.25% 10/30/17		17,000	18,041
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,088
Ceridian Corp. 11.25% 11/15/15		15,000	15,206
Chesapeake Energy Corp.:
5.375% 6/15/21		5,000	4,975
5.75% 3/15/23		5,000	5,063
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		25,000	27,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,456
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,523
5.5% 2/15/19 (d)		21,000	21,683
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		25,000	25,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		10,000	9,700
Covanta Holding Corp. 7.25% 12/1/20		20,000	20,972
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		40,000	37,700
Crown Castle International Corp. 5.25% 1/15/23		5,000	4,800
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	101,798
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,200
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		40,000	38,300
Discover Financial Services 3.85% 11/21/22		75,000	70,391
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,850
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		67,000	77,020
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Energy Partners Ltd. 8.25% 2/15/18		$ 5,000	$ 5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
ERP Operating LP 4.625% 12/15/21		73,000	77,286
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	84,563
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
12.625% 1/15/21		10,000	10,575
FirstEnergy Corp. 7.375% 11/15/31		133,000	140,363
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	28,650
HCA, Inc. 8% 10/1/18		5,000	5,744
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,150
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		15,000	15,507
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		14,000	15,050
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		10,000	9,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,585
8% 1/15/18		68,000	71,400
International Lease Finance Corp.:
8.25% 12/15/20		45,000	50,569
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		15,000	17,250
8.875% 9/1/17		30,000	33,825
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		$ 30,000	$ 31,425
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		40,000	40,000
Liberty Property LP 3.375% 6/15/23		52,000	48,196
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		75,000	72,563
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		10,000	10,550
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		80,000	76,400
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		5,000	4,850
NiSource Finance Corp.:
4.45% 12/1/21		73,000	75,342
5.25% 2/15/43		67,000	65,530
NRG Energy, Inc. 6.625% 3/15/23 (d)		10,000	9,950
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,500
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		15,000	16,050
Prudential Financial, Inc. 4.5% 11/16/21		80,000	84,239
Puget Energy, Inc.:
6% 9/1/21		10,000	10,747
6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		73,000	78,882
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,905
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 40,000	$ 39,900
8.5% 5/15/18 (c)		5,000	5,150
9.875% 8/15/19		10,000	10,700
Rite Aid Corp.:
9.25% 3/15/20		40,000	44,100
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Rosetta Resources, Inc. 5.625% 5/1/21		10,000	9,763
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		25,000	26,188
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		30,000	30,450
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		15,000	15,854
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		15,000	17,550
Standard Pacific Corp.:
8.375% 1/15/21		20,000	22,800
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	9,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,500
5.25% 5/1/23 (d)		24,000	23,040
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		30,000	27,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The AES Corp.: - continued
7.375% 7/1/21		$ 47,000	$ 51,583
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	14,175
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		20,000	21,175
Triumph Group, Inc. 4.875% 4/1/21 (d)		5,000	4,975
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		45,000	44,888
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	59,250
Walter Energy, Inc. 8.5% 4/15/21 (d)		5,000	3,975
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		10,000	10,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		5,000	4,600
5.375% 3/15/22		5,000	5,100
TOTAL UNITED STATES OF AMERICA			3,936,117
TOTAL NONCONVERTIBLE BONDS (Cost $9,180,107)			8,840,223
Commercial Mortgage Securities - 4.1%

United States of America - 4.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		135,000	149,732
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		170,000	187,906
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (i)		600,000	665,072
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		400,000	442,871
Series 2007-C32 Class A3, 5.7359% 6/15/49 (i)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (i)		560,000	622,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,343,892)			2,320,202
U.S. Government and Government Agency Obligations - 3.4%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2.875% 5/15/43		$ 669,000	$ 592,901
U.S. Treasury Notes 1.75% 5/15/23		1,420,000	1,329,032
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,996,251)			1,921,933
Foreign Government and Government Agency Obligations - 73.4%

Australia - 3.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,587,000	1,656,168
5.75% 7/15/22	AUD	424,000	448,032
TOTAL AUSTRALIA			2,104,200
Belgium - 1.2%
Belgian Kingdom 2.25% 6/22/23	EUR	570,000	715,461
Brazil - 2.7%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	561,633
2.625% 1/5/23		500,000	435,000
10% 1/1/23	BRL	1,300,000	550,640
TOTAL BRAZIL			1,547,273
Canada - 4.4%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	711,134
1.5% 6/1/23	CAD	300,000	261,756
2.75% 6/1/22 (g)	CAD	880,000	862,830
4% 6/1/41	CAD	168,000	193,247
Ontario Province 4.65% 6/2/41	CAD	200,000	212,933
Province of Quebec 4.25% 12/1/21	CAD	270,000	277,658
TOTAL CANADA			2,519,558
France - 9.5%
French Government:
OAT 5.5% 4/25/29	EUR	200,000	344,625
0.25% 11/25/15	EUR	1,050,000	1,359,021
1% 5/25/18	EUR	2,200,000	2,834,959
1% 11/25/18	EUR	700,000	894,700
TOTAL FRANCE			5,433,305
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - 7.2%
German Federal Republic:
0.25% 4/13/18	EUR	850,000	$ 1,080,506
1.5% 5/15/23	EUR	1,780,000	2,268,335
2.5% 1/4/21	EUR	100,000	142,036
3.5% 7/4/19	EUR	310,000	463,493
4.75% 7/4/34	EUR	100,000	180,226
TOTAL GERMANY			4,134,596
Ireland - 0.7%
Irish Republic 4.5% 4/18/20	EUR	300,000	407,683
Italy - 4.1%
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	1,000,000	1,304,768
5.5% 11/1/22	EUR	745,000	1,040,452
TOTAL ITALY			2,345,220
Japan - 6.2%
Japan Government:
0.7% 12/20/22	JPY	25,100,000	250,202
1% 9/20/20	JPY	133,000,000	1,377,517
1.6% 3/20/33	JPY	36,100,000	357,754
1.7% 3/20/32	JPY	80,250,000	816,229
1.7% 12/20/32	JPY	27,150,000	274,550
2% 3/20/42	JPY	17,000,000	178,122
Japan Government Thirty Year B 1.8% 3/20/43	JPY	33,050,000	330,329
TOTAL JAPAN			3,584,703
Korea (South) - 2.4%
Korean Republic 3% 3/10/23	KRW	1,600,000,000	1,355,246
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	4,570,000	371,879
6.5% 6/9/22	MXN	10,060,000	816,054
7.5% 6/3/27	MXN	6,990,000	604,187
7.75% 12/14/17	MXN	11,140,000	948,003
7.75% 11/13/42	MXN	2,600,000	216,109
8% 12/17/15	MXN	30,920,000	2,580,467
8.5% 5/31/29	MXN	2,550,000	234,578
TOTAL MEXICO			5,771,277
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Netherlands - 3.8%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,715,000	$ 2,157,434
Singapore - 3.3%
Republic of Singapore:
3% 9/1/24	SGD	1,700,000	1,391,079
3.25% 9/1/20	SGD	620,000	528,314
TOTAL SINGAPORE			1,919,393
South Africa - 1.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	302,187
6.75% 3/31/21	ZAR	1,400,000	136,076
10.5% 12/21/26	ZAR	4,320,000	530,547
TOTAL SOUTH AFRICA			968,810
Sweden - 5.2%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,540,000	753,431
3.75% 8/12/17	SEK	13,680,000	2,225,886
TOTAL SWEDEN			2,979,317
United Kingdom - 7.2%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	560,000	843,681
1.75% 1/22/17	GBP	300,000	469,376
3.75% 9/7/20	GBP	685,000	1,166,760
4.5% 12/7/42	GBP	150,000	270,134
5% 3/7/18	GBP	700,000	1,245,158
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			4,154,417
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,645,900)			42,097,893
Floating Rate Loans - 0.0%
		Principal Amount (b)	Value
United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		$ 10,000	$ 10,125
First Data Corp. term loan 4.193% 3/24/18 (i)		15,000	14,606
TOTAL FLOATING RATE LOANS (Cost $24,714)			24,731
Preferred Securities - 0.9%

Germany - 0.4%
RWE AG 4.625% (e)(i)	150,000	206,500
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	300,764
TOTAL PREFERRED SECURITIES (Cost $515,645)		507,264
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $2,126,341)	2,126,341	2,126,341
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,250,000	$ 13,356
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		3,000,000	11,271
TOTAL PURCHASED SWAPTIONS (Cost $11,615)				24,627
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $59,844,465)	57,863,214
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(503,826)
NET ASSETS - 100%	$ 57,359,388
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	$ 340,389	$ 698
Sold
Bond Index Contracts
2 Euro-Bobl Index Contracts (Germany)	Sept. 2013	325,933	2,575
3 Euro-Bund Index Contracts (Germany)	Sept. 2013	552,629	(2,307)
TOTAL BOND INDEX CONTRACTS		878,562	268
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
64 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 8,100,000	$ 172,372
6 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	883,875	37,003
TOTAL TREASURY CONTRACTS		8,983,875	209,375
TOTAL SOLD		9,862,437	209,643
		$ 10,202,826	$ 210,341
The face value of futures purchased as a percentage of net assets is 0.6%

The face value of futures sold as a percentage of net assets is 17.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	632,627	$ 588,153	$ (9,584)
7/1/13	EUR	Deutsche Bank AG	Buy	682,000	887,964	(239)
7/1/13	GBP	JPMorgan Chase Bank	Sell	301,000	457,562	(244)
7/1/13	JPY	JPMorgan Chase Bank	Sell	63,026,653	634,985	(492)
7/1/13	ZAR	Deutsche Bank AG	Buy	2,986,753	299,673	2,475
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,220,539	223,565	1,071
9/12/13	AUD	Deutsche Bank AG	Sell	633,000	585,354	9,734
9/12/13	AUD	JPMorgan Chase Bank	Buy	44,000	40,067	(55)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	723,000	690,686	(33,223)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	75,000	$ 68,958	$ 757
9/12/13	BRL	Citibank NA	Sell	2,648,000	1,209,630	41,526
9/12/13	CAD	Goldman Sachs Bank USA	Sell	70,000	68,773	2,339
9/12/13	CAD	JPMorgan Chase Bank	Buy	62,000	58,670	171
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	86,000	81,837	218
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	1,147,000	1,242,942	(27,759)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	58,000	62,138	691
9/12/13	CLP	Goldman Sachs Bank USA	Buy	373,291,000	749,957	(24,234)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	30,300,000	58,795	(112)
9/12/13	CZK	JPMorgan Chase Bank	Sell	1,124,000	56,257	(5)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	6,847,000	355,338	(12,608)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	3,163,000	566,171	(13,710)
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	112,920	939
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	115,270	3,290
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	175,000	$ 234,159	$ 6,293
9/12/13	EUR	Barclays Bank PLC, London	Sell	331,000	431,559	565
9/12/13	EUR	Credit Suisse Intl.	Sell	184,000	245,392	5,806
9/12/13	EUR	Deutsche Bank AG	Sell	627,000	816,609	194
9/12/13	EUR	Deutsche Bank AG	Sell	1,000,000	1,340,452	38,356
9/12/13	EUR	Goldman Sachs Bank USA	Buy	9,342,000	12,468,394	(304,213)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	72,000	94,402	651
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	81,000	106,126	656
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	200,000	263,180	2,761
9/12/13	GBP	Citibank NA	Sell	1,689,000	2,651,646	84,086
9/12/13	GBP	Credit Suisse Intl.	Sell	596,000	935,387	29,368
9/12/13	GBP	Deutsche Bank AG	Sell	39,000	60,994	1,707
9/12/13	GBP	JPMorgan Chase Bank	Buy	301,000	457,344	226
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	380,000	587,366	9,703
9/12/13	HUF	JPMorgan Chase Bank	Buy	135,000,000	590,180	1,022
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	135,000,000	590,656	(545)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	JPY	Barclays Bank PLC, London	Sell	9,800,000	$ 100,334	$ 1,488
9/12/13	JPY	Deutsche Bank AG	Sell	18,650,000	197,585	9,475
9/12/13	JPY	JPMorgan Chase Bank	Buy	23,450,000	236,335	189
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	712,900,000	7,527,152	(336,621)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	9,900,000	101,371	1,516
9/12/13	KRW	Barclays Bank PLC, London	Buy	623,200,000	543,236	2,263
9/12/13	KRW	Credit Suisse Intl.	Sell	1,678,500,000	1,478,074	8,849
9/12/13	KRW	Goldman Sachs Bank USA	Buy	2,812,450,000	2,484,057	(22,263)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,110,000	85,939	866
9/12/13	MXN	Goldman Sachs Bank USA	Sell	37,839,000	2,961,887	61,828
9/12/13	MXN	Morgan Stanley Capital Svc LLC	Buy	3,740,000	277,023	9,619
9/12/13	MYR	Citibank NA	Buy	4,502,000	1,430,478	(5,569)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	283,000	88,460	(1,111)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,598,000	278,379	(16,033)
9/12/13	NOK	JPMorgan Chase Bank	Sell	181,000	29,567	(149)
9/12/13	NZD	Citibank NA	Buy	383,000	307,675	(12,512)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	NZD	JPMorgan Chase Bank	Sell	52,000	$ 39,955	$ (120)
9/12/13	PLN	Deutsche Bank AG	Buy	1,244,000	373,269	(671)
9/12/13	PLN	Goldman Sachs Bank USA	Buy	462,000	145,439	(7,062)
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	900,000	273,740	4,175
9/12/13	SEK	Barclays Bank PLC, London	Sell	608,000	93,957	3,451
9/12/13	SEK	Goldman Sachs Bank USA	Sell	14,004,000	2,165,388	80,782
9/12/13	SEK	JPMorgan Chase Bank	Sell	403,000	59,611	(379)
9/12/13	SGD	Credit Suisse Intl.	Sell	491,000	391,394	3,961
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	122,000	96,300	(34)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	1,515,000	1,208,071	12,632
9/12/13	THB	JPMorgan Chase Bank	Buy	38,319,000	1,242,284	(6,437)
9/12/13	ZAR	Credit Suisse Intl.	Sell	3,000,000	298,902	(1,191)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,231,000	320,816	(2,384)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,221,000	221,297	(872)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	5,080,000	509,159	(1,002)
						$ (395,734)

For the period, the average contract value for foreign currency contracts was $131,591,824. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid) (5)	Unrealized Appreciation/(Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	$ 2,555	$ (5,761)	$ (3,206)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	10,181	(22,052)	(11,871)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(398)	(2,031)	(2,429)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	200,000	(1,101)	(1,009)	(2,110)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	(1,156)	(1,626)	(2,782)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	200,000	5,766	(8,103)	(2,337)
TOTAL BUY PROTECTION							15,847	(40,582)	(24,735)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,000,000	7,500	0	7,500
TOTAL CREDIT DEFAULT SWAPS							$ 23,347	$ (40,582)	$ (17,235)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,967 or 2.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,098.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $107,144.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,365
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,840,223	$ -	$ 8,840,223	$ -
Commercial Mortgage Securities	2,320,202	-	2,320,202	-
U.S. Government and Government Agency Obligations	1,921,933	-	1,921,933	-
Foreign Government and Government Agency Obligations	42,097,893	-	42,097,893	-
Floating Rate Loans	24,731	-	24,731	-
Preferred Securities	507,264	-	507,264	-
Money Market Funds	2,126,341	2,126,341	-	-
Purchased Swaptions	24,627	-	24,627	-
Total Investments in Securities:	$ 57,863,214	$ 2,126,341	$ 55,736,873	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 445,699	$ -	$ 445,699	$ -
Futures Contracts	212,648	212,648	-	-
Swaps	26,002	-	26,002	-
Total Assets	$ 684,349	$ 212,648	$ 471,701	$ -
Liabilities
Foreign Currency Contracts	$ (841,433)	$ -	$ (841,433)	$ -
Futures Contracts	(2,307)	(2,307)	-	-
Swaps	(2,655)	-	(2,655)	-
Total Liabilities	$ (846,395)	$ (2,307)	$ (844,088)	$ -
Total Other Derivative Instruments:	$ (162,046)	$ 210,341	$ (372,387)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 24,627	$ -
Swaps (d)	26,002	(2,655)
Total Credit Risk	50,629	(2,655)
Foreign Exchange Risk
Foreign Currency Contracts (a)	445,699	(841,433)
Interest Rate Risk
Futures Contracts (b)	212,648	(2,307)
Total Value of Derivatives	$ 708,976	$ (846,395)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Goldman Sachs Bank USA	$ 144,949	$ (373,805)	$ -	$ -	$ (228,856)
Citibank NA	131,378	(19,182)	-	-	112,196
Deutsche Bank AG	85,478	(12,878)	-	-	72,600
Credit Suisse Intl.	47,984	(1,589)	-	-	46,395
Morgan Stanley Capital Svc LLC	43,379	(426,725)	-	-	(383,346)
Barclays Bank PLC, London	19,155	-	-	-	19,155
JPMorgan Chase Bank	16,505	(9,909)	-	-	6,596
Centrally Cleared OTC Swaps	7,500	-	-	107,144	114,644
Exchange Traded Futures	212,648	(2,307)	-	196,098	406,439
Total	$ 708,976	$ (846,395)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $57,718,124)	$ 55,736,873
Fidelity Central Funds (cost $2,126,341)	2,126,341
Total Investments (cost $59,844,465)		$ 57,863,214
Foreign currency held at value (cost $2,580,832)		2,553,032
Receivable for investments sold		809,237
Unrealized appreciation on foreign currency contracts		445,699
Receivable for fund shares sold		67,297
Interest receivable		545,735
Distributions receivable from Fidelity Central Funds		420
Receivable for daily variation margin for derivative instruments		4,635
Bi-lateral OTC swaps, at value		18,502
Receivable from investment adviser for expense reductions		16,261
Total assets		62,324,032

Liabilities
Payable for investments purchased Regular delivery	$ 3,884,006
Delayed delivery	15,000
Unrealized depreciation on foreign currency contracts	841,433
Payable for swap agreements	1,031
Payable for fund shares redeemed	107,012
Bi-lateral OTC swaps, at value	2,655
Accrued management fee	29,438
Distribution and service plan fees payable	3,585
Other affiliated payables	11,220
Other payables and accrued expenses	69,264
Total liabilities		4,964,644

Net Assets		$ 57,359,388
Net Assets consist of:
Paid in capital		$ 63,330,155
Undistributed net investment income		219,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,942,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,248,257)
Net Assets		$ 57,359,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,918,662 ÷ 308,630 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class T: Net Asset Value and redemption price per share ($2,883,110 ÷ 304,901 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class C: Net Asset Value and offering price per share ($2,751,383 ÷ 291,193 shares)A	$ 9.45

International Bond: Net Asset Value, offering price and redemption price per share ($46,127,649 ÷ 4,876,056 shares)	$ 9.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,678,584 ÷ 283,152 shares)	$ 9.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 15,111
Interest		1,235,201
Income from Fidelity Central Funds		5,365
Income before foreign taxes withheld		1,255,677
Less foreign taxes withheld		(8,179)
Total income		1,247,498

Expenses
Management fee	$ 269,535
Transfer agent fees	60,217
Distribution and service plan fees	21,474
Accounting fees and expenses	24,765
Custodian fees and expenses	10,435
Independent trustees' compensation	179
Registration fees	112,298
Audit	61,933
Legal	34
Interest	44
Miscellaneous	337
Total expenses before reductions	561,251
Expense reductions	(182,035)	379,216
Net investment income (loss)		868,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,199,523)
Foreign currency transactions	(1,355,674)
Futures contracts	38,974
Swaps	(36,328)
Total net realized gain (loss)		(2,552,551)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,153,467)
Assets and liabilities in foreign currencies	(356,076)
Futures contracts	184,333
Swaps	18,706
Total change in net unrealized appreciation (depreciation)		(4,306,504)
Net gain (loss)		(6,859,055)
Net increase (decrease) in net assets resulting from operations		$ (5,990,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,282	$ 530,514
Net realized gain (loss)	(2,552,551)	(259,974)
Change in net unrealized appreciation (depreciation)	(4,306,504)	2,058,247
Net increase (decrease) in net assets resulting from operations	(5,990,773)	2,328,787
Distributions to shareholders from net investment income	(752,545)	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Total distributions	(950,005)	(1,358,776)
Share transactions - net increase (decrease)	(34,507,199)	97,837,354
Total increase (decrease) in net assets	(41,447,977)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including undistributed net investment income of $219,721 and undistributed net investment income of $103,984, respectively)	$ 57,359,388	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.729)	.334
Total from investment operations	(.649)	.417
Distributions from net investment income	(.075)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.091)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.40)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.60%A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,919	$ 2,768
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.728)	.334
Total from investment operations	(.648)	.417
Distributions from net investment income	(.076)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.092)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.39)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.59% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,827
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.043	.036
Net realized and unrealized gain (loss)	(.723)	.326
Total from investment operations	(.680)	.362
Distributions from net investment income	(.044)	(.035)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.060)	(.172)
Net asset value, end of period	$ 9.45	$ 10.19
Total Return B,C,D	(6.70)%	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.35% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.87% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,751	$ 2,797
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.099
Net realized and unrealized gain (loss)	(.732)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.26% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,128	$ 87,752
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.099
Net realized and unrealized gain (loss)	(.731)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.34% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,679	$ 2,664
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,902
Gross unrealized depreciation	(2,391,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,981,618)

Tax cost	$ 59,844,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 7,576	$ 28,534
Swaps (a)	(36,328)	18,706
Total Credit Risk	(28,752)	47,240
Foreign Exchange Risk
Foreign Currency Contracts (b)	(1,239,256)	(300,333)
Interest Rate Risk
Futures Contracts (a)	38,974	184,333
Totals	$ (1,229,034)	$ (68,760)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,517,412 and $108,372,777, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,652	$ 3,188
Class T	-%	.25%	3,579	3,085
Class C	.75%	.25%	14,243	13,943
			$ 21,474	$ 20,216

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244
Class T	246
Class C*	41
531

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,519.17
Class T	2,420.17
Class C	2,539.18
International Bond	50,526.12
Institutional Class	2,213.14
	$ 60,217

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This

Semiannual Report

8. Expense Reductions - continued

reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 6,108
Class T	1.00%	5,938
Class C	1.75%	6,025
International Bond	.75%	157,723
Institutional Class	.75%	6,070
		$ 181,864

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $76.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 22,218	$ 20,887
Class T	22,278	20,828
Class C	12,925	9,298
International Bond	668,295	454,379
Institutional Class	26,829	23,871
Total	$ 752,545	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	51,523	266,559	$ 511,874	$ 2,670,421
Reinvestment of distributions	2,676	5,504	26,462	56,287
Shares redeemed	(17,056)	(576)	(168,304)	(5,989)
Net increase (decrease)	37,143	271,487	$ 370,032	$ 2,720,719
Class T
Shares sold	25,550	271,604	$ 252,207	$ 2,722,970
Reinvestment of distributions	2,708	5,601	26,783	57,277
Shares redeemed	(561)	(1)	(5,609)	(15)
Net increase (decrease)	27,697	277,204	$ 273,381	$ 2,780,232
Class C
Shares sold	26,147	269,813	$ 259,310	$ 2,702,420
Reinvestment of distributions	1,751	4,527	17,302	46,258
Shares redeemed	(11,042)	(3)	(108,988)	(30)
Net increase (decrease)	16,856	274,337	$ 167,624	$ 2,748,648
International Bond
Shares sold	4,354,110	9,352,055	$ 43,822,981	$ 94,597,632
Reinvestment of distributions	80,998	109,359	802,946	1,118,473
Shares redeemed	(8,164,106)	(856,360)	(80,190,046)	(8,742,874)
Net increase (decrease)	(3,728,998)	8,605,054	$ (35,564,119)	$ 86,973,231
Institutional Class
Shares sold	95,579	255,482	$ 968,624	$ 2,556,098
Reinvestment of distributions	3,272	5,712	32,385	58,426
Shares redeemed	(76,893)	-	(755,126)	-
Net increase (decrease)	21,958	261,194	$ 245,883	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-USAN-0813
1.939024.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 936.00	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 936.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 933.00	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
European Monetary Unit	44.5%	42.9%
Japanese Yen	18.8%	16.2%
British Pound	6.6%	8.2%
Mexican Peso	5.4%	3.8%
Korean Won	5.1%	3.7%
Canadian Dollar	4.3%	5.9%
Australian Dollar	3.8%	3.4%
Malaysian Ringgit	2.3%	4.3%
Thai Baht	2.2%	0.0%
Swiss Franc	2.0%	1.6%
Other	5.0%	10.0%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 17.2%	United States of America 38.2%
United Kingdom 11.6%	United Kingdom 8.8%
Mexico 10.1%	Mexico 5.0%
France 10.0%	France 3.4%
Germany 7.9%	Germany 3.6%
Japan 6.2%	Japan 4.7%
Sweden 5.7%	Sweden 2.3%
Canada 4.7%	Canada 8.8%
Italy 4.1%	Italy 1.8%
Other 22.5%	Other 23.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
AAA 25.3%	AAA 31.7%
AA 25.8%	AA 12.5%
A 3.5%	A 3.8%
BBB 25.5%	BBB 14.0%
BB and Below 7.2%	BB and Below 1.8%
Not Rated 6.5%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.6	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.6	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*	As of December 31, 2012**
Corporate Bonds 15.4%	Corporate Bonds 12.1%
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
CMOs and Other Mortgage Related Securities 4.1%	CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 73.4%	Foreign Government and Government Agency Obligations 53.5%
Other Investments 0.9%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 30.2%

* Futures and Swaps	16.6%	** Futures and Swaps	8.1%
* Foreign Currency Contracts	21.4%	** Foreign Currency Contracts	44.7%

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 49,938
7% 11/1/15 (d)		35,000	35,350
TOTAL AUSTRALIA			85,288
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	14,850
TOTAL BERMUDA			20,044
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	50,500
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	45,900
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		10,000	9,300
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		10,000	10,263
TOTAL CANADA			156,913
Cayman Islands - 1.2%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		5,000	4,888
7.5% 11/1/19		25,000	26,000
Seagate HDD Cayman 4.75% 6/1/23 (d)		15,000	13,988
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	281,267
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (i)	GBP	170,000	290,888
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			711,069
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	198,460
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	255,820
France - 0.5%
EDF SA 5.375% 12/31/49 (i)	EUR	100,000	132,810
Veolia Environnement SA 4.45% (e)(i)	EUR	100,000	125,575
TOTAL FRANCE			258,385
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	$ 187,918
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		25,000	27,125
TOTAL LIBERIA			56,375
Luxembourg - 0.5%
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		25,000	24,188
7.25% 4/1/19		40,000	41,600
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		25,000	25,250
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		15,000	14,400
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	131,304
TOTAL LUXEMBOURG			257,392
Netherlands - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		45,000	44,100
5.75% 2/15/21 (d)		5,000	5,063
Petrobras Global Finance BV 5.625% 5/20/43		53,000	46,001
TOTAL NETHERLANDS			95,164
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,750
TOTAL NORWAY			87,756
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 4.4%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	86,763
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	302,015
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	215,000	377,033
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	184,652
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	215,712
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
InterContinental Hotel Group PLC 6% 12/9/16	GBP	100,000	$ 171,410
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	189,508
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	210,000	353,266
Scottish Widows PLC 5.5% 6/16/23	GBP	150,000	218,366
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			2,528,672
United States of America - 6.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		10,000	8,150
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,825
American Axle & Manufacturing, Inc. 6.25% 3/15/21		15,000	15,188
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Anadarko Petroleum Corp. 6.375% 9/15/17		67,000	77,025
Antero Resources Finance Corp.:
6% 12/1/20		5,000	4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		73,000	80,017
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,338
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		5,000	4,913
Audatex North America, Inc. 6% 6/15/21 (d)		10,000	10,025
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		10,000	9,250
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	15,938
6.875% 8/15/18 (d)		40,000	42,200
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		25,000	26,188
7% 1/15/19		18,000	19,035
7.25% 10/30/17		17,000	18,041
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,088
Ceridian Corp. 11.25% 11/15/15		15,000	15,206
Chesapeake Energy Corp.:
5.375% 6/15/21		5,000	4,975
5.75% 3/15/23		5,000	5,063
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		25,000	27,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,456
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,523
5.5% 2/15/19 (d)		21,000	21,683
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		25,000	25,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		10,000	9,700
Covanta Holding Corp. 7.25% 12/1/20		20,000	20,972
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		40,000	37,700
Crown Castle International Corp. 5.25% 1/15/23		5,000	4,800
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	101,798
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,200
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		40,000	38,300
Discover Financial Services 3.85% 11/21/22		75,000	70,391
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,850
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		67,000	77,020
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Energy Partners Ltd. 8.25% 2/15/18		$ 5,000	$ 5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
ERP Operating LP 4.625% 12/15/21		73,000	77,286
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	84,563
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
12.625% 1/15/21		10,000	10,575
FirstEnergy Corp. 7.375% 11/15/31		133,000	140,363
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	28,650
HCA, Inc. 8% 10/1/18		5,000	5,744
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,150
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		15,000	15,507
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		14,000	15,050
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		10,000	9,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,585
8% 1/15/18		68,000	71,400
International Lease Finance Corp.:
8.25% 12/15/20		45,000	50,569
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		15,000	17,250
8.875% 9/1/17		30,000	33,825
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		$ 30,000	$ 31,425
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		40,000	40,000
Liberty Property LP 3.375% 6/15/23		52,000	48,196
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		75,000	72,563
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		10,000	10,550
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		80,000	76,400
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		5,000	4,850
NiSource Finance Corp.:
4.45% 12/1/21		73,000	75,342
5.25% 2/15/43		67,000	65,530
NRG Energy, Inc. 6.625% 3/15/23 (d)		10,000	9,950
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,500
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		15,000	16,050
Prudential Financial, Inc. 4.5% 11/16/21		80,000	84,239
Puget Energy, Inc.:
6% 9/1/21		10,000	10,747
6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		73,000	78,882
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,905
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 40,000	$ 39,900
8.5% 5/15/18 (c)		5,000	5,150
9.875% 8/15/19		10,000	10,700
Rite Aid Corp.:
9.25% 3/15/20		40,000	44,100
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Rosetta Resources, Inc. 5.625% 5/1/21		10,000	9,763
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		25,000	26,188
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		30,000	30,450
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		15,000	15,854
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		15,000	17,550
Standard Pacific Corp.:
8.375% 1/15/21		20,000	22,800
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	9,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,500
5.25% 5/1/23 (d)		24,000	23,040
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		30,000	27,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The AES Corp.: - continued
7.375% 7/1/21		$ 47,000	$ 51,583
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	14,175
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		20,000	21,175
Triumph Group, Inc. 4.875% 4/1/21 (d)		5,000	4,975
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		45,000	44,888
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	59,250
Walter Energy, Inc. 8.5% 4/15/21 (d)		5,000	3,975
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		10,000	10,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		5,000	4,600
5.375% 3/15/22		5,000	5,100
TOTAL UNITED STATES OF AMERICA			3,936,117
TOTAL NONCONVERTIBLE BONDS (Cost $9,180,107)			8,840,223
Commercial Mortgage Securities - 4.1%

United States of America - 4.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		135,000	149,732
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		170,000	187,906
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (i)		600,000	665,072
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		400,000	442,871
Series 2007-C32 Class A3, 5.7359% 6/15/49 (i)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (i)		560,000	622,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,343,892)			2,320,202
U.S. Government and Government Agency Obligations - 3.4%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2.875% 5/15/43		$ 669,000	$ 592,901
U.S. Treasury Notes 1.75% 5/15/23		1,420,000	1,329,032
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,996,251)			1,921,933
Foreign Government and Government Agency Obligations - 73.4%

Australia - 3.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,587,000	1,656,168
5.75% 7/15/22	AUD	424,000	448,032
TOTAL AUSTRALIA			2,104,200
Belgium - 1.2%
Belgian Kingdom 2.25% 6/22/23	EUR	570,000	715,461
Brazil - 2.7%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	561,633
2.625% 1/5/23		500,000	435,000
10% 1/1/23	BRL	1,300,000	550,640
TOTAL BRAZIL			1,547,273
Canada - 4.4%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	711,134
1.5% 6/1/23	CAD	300,000	261,756
2.75% 6/1/22 (g)	CAD	880,000	862,830
4% 6/1/41	CAD	168,000	193,247
Ontario Province 4.65% 6/2/41	CAD	200,000	212,933
Province of Quebec 4.25% 12/1/21	CAD	270,000	277,658
TOTAL CANADA			2,519,558
France - 9.5%
French Government:
OAT 5.5% 4/25/29	EUR	200,000	344,625
0.25% 11/25/15	EUR	1,050,000	1,359,021
1% 5/25/18	EUR	2,200,000	2,834,959
1% 11/25/18	EUR	700,000	894,700
TOTAL FRANCE			5,433,305
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - 7.2%
German Federal Republic:
0.25% 4/13/18	EUR	850,000	$ 1,080,506
1.5% 5/15/23	EUR	1,780,000	2,268,335
2.5% 1/4/21	EUR	100,000	142,036
3.5% 7/4/19	EUR	310,000	463,493
4.75% 7/4/34	EUR	100,000	180,226
TOTAL GERMANY			4,134,596
Ireland - 0.7%
Irish Republic 4.5% 4/18/20	EUR	300,000	407,683
Italy - 4.1%
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	1,000,000	1,304,768
5.5% 11/1/22	EUR	745,000	1,040,452
TOTAL ITALY			2,345,220
Japan - 6.2%
Japan Government:
0.7% 12/20/22	JPY	25,100,000	250,202
1% 9/20/20	JPY	133,000,000	1,377,517
1.6% 3/20/33	JPY	36,100,000	357,754
1.7% 3/20/32	JPY	80,250,000	816,229
1.7% 12/20/32	JPY	27,150,000	274,550
2% 3/20/42	JPY	17,000,000	178,122
Japan Government Thirty Year B 1.8% 3/20/43	JPY	33,050,000	330,329
TOTAL JAPAN			3,584,703
Korea (South) - 2.4%
Korean Republic 3% 3/10/23	KRW	1,600,000,000	1,355,246
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	4,570,000	371,879
6.5% 6/9/22	MXN	10,060,000	816,054
7.5% 6/3/27	MXN	6,990,000	604,187
7.75% 12/14/17	MXN	11,140,000	948,003
7.75% 11/13/42	MXN	2,600,000	216,109
8% 12/17/15	MXN	30,920,000	2,580,467
8.5% 5/31/29	MXN	2,550,000	234,578
TOTAL MEXICO			5,771,277
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Netherlands - 3.8%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,715,000	$ 2,157,434
Singapore - 3.3%
Republic of Singapore:
3% 9/1/24	SGD	1,700,000	1,391,079
3.25% 9/1/20	SGD	620,000	528,314
TOTAL SINGAPORE			1,919,393
South Africa - 1.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	302,187
6.75% 3/31/21	ZAR	1,400,000	136,076
10.5% 12/21/26	ZAR	4,320,000	530,547
TOTAL SOUTH AFRICA			968,810
Sweden - 5.2%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,540,000	753,431
3.75% 8/12/17	SEK	13,680,000	2,225,886
TOTAL SWEDEN			2,979,317
United Kingdom - 7.2%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	560,000	843,681
1.75% 1/22/17	GBP	300,000	469,376
3.75% 9/7/20	GBP	685,000	1,166,760
4.5% 12/7/42	GBP	150,000	270,134
5% 3/7/18	GBP	700,000	1,245,158
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			4,154,417
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,645,900)			42,097,893
Floating Rate Loans - 0.0%
		Principal Amount (b)	Value
United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		$ 10,000	$ 10,125
First Data Corp. term loan 4.193% 3/24/18 (i)		15,000	14,606
TOTAL FLOATING RATE LOANS (Cost $24,714)			24,731
Preferred Securities - 0.9%

Germany - 0.4%
RWE AG 4.625% (e)(i)	150,000	206,500
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	300,764
TOTAL PREFERRED SECURITIES (Cost $515,645)		507,264
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $2,126,341)	2,126,341	2,126,341
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,250,000	$ 13,356
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		3,000,000	11,271
TOTAL PURCHASED SWAPTIONS (Cost $11,615)				24,627
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $59,844,465)	57,863,214
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(503,826)
NET ASSETS - 100%	$ 57,359,388
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	$ 340,389	$ 698
Sold
Bond Index Contracts
2 Euro-Bobl Index Contracts (Germany)	Sept. 2013	325,933	2,575
3 Euro-Bund Index Contracts (Germany)	Sept. 2013	552,629	(2,307)
TOTAL BOND INDEX CONTRACTS		878,562	268
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
64 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 8,100,000	$ 172,372
6 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	883,875	37,003
TOTAL TREASURY CONTRACTS		8,983,875	209,375
TOTAL SOLD		9,862,437	209,643
		$ 10,202,826	$ 210,341
The face value of futures purchased as a percentage of net assets is 0.6%

The face value of futures sold as a percentage of net assets is 17.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	632,627	$ 588,153	$ (9,584)
7/1/13	EUR	Deutsche Bank AG	Buy	682,000	887,964	(239)
7/1/13	GBP	JPMorgan Chase Bank	Sell	301,000	457,562	(244)
7/1/13	JPY	JPMorgan Chase Bank	Sell	63,026,653	634,985	(492)
7/1/13	ZAR	Deutsche Bank AG	Buy	2,986,753	299,673	2,475
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,220,539	223,565	1,071
9/12/13	AUD	Deutsche Bank AG	Sell	633,000	585,354	9,734
9/12/13	AUD	JPMorgan Chase Bank	Buy	44,000	40,067	(55)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	723,000	690,686	(33,223)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	75,000	$ 68,958	$ 757
9/12/13	BRL	Citibank NA	Sell	2,648,000	1,209,630	41,526
9/12/13	CAD	Goldman Sachs Bank USA	Sell	70,000	68,773	2,339
9/12/13	CAD	JPMorgan Chase Bank	Buy	62,000	58,670	171
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	86,000	81,837	218
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	1,147,000	1,242,942	(27,759)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	58,000	62,138	691
9/12/13	CLP	Goldman Sachs Bank USA	Buy	373,291,000	749,957	(24,234)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	30,300,000	58,795	(112)
9/12/13	CZK	JPMorgan Chase Bank	Sell	1,124,000	56,257	(5)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	6,847,000	355,338	(12,608)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	3,163,000	566,171	(13,710)
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	112,920	939
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	115,270	3,290
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	175,000	$ 234,159	$ 6,293
9/12/13	EUR	Barclays Bank PLC, London	Sell	331,000	431,559	565
9/12/13	EUR	Credit Suisse Intl.	Sell	184,000	245,392	5,806
9/12/13	EUR	Deutsche Bank AG	Sell	627,000	816,609	194
9/12/13	EUR	Deutsche Bank AG	Sell	1,000,000	1,340,452	38,356
9/12/13	EUR	Goldman Sachs Bank USA	Buy	9,342,000	12,468,394	(304,213)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	72,000	94,402	651
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	81,000	106,126	656
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	200,000	263,180	2,761
9/12/13	GBP	Citibank NA	Sell	1,689,000	2,651,646	84,086
9/12/13	GBP	Credit Suisse Intl.	Sell	596,000	935,387	29,368
9/12/13	GBP	Deutsche Bank AG	Sell	39,000	60,994	1,707
9/12/13	GBP	JPMorgan Chase Bank	Buy	301,000	457,344	226
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	380,000	587,366	9,703
9/12/13	HUF	JPMorgan Chase Bank	Buy	135,000,000	590,180	1,022
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	135,000,000	590,656	(545)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	JPY	Barclays Bank PLC, London	Sell	9,800,000	$ 100,334	$ 1,488
9/12/13	JPY	Deutsche Bank AG	Sell	18,650,000	197,585	9,475
9/12/13	JPY	JPMorgan Chase Bank	Buy	23,450,000	236,335	189
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	712,900,000	7,527,152	(336,621)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	9,900,000	101,371	1,516
9/12/13	KRW	Barclays Bank PLC, London	Buy	623,200,000	543,236	2,263
9/12/13	KRW	Credit Suisse Intl.	Sell	1,678,500,000	1,478,074	8,849
9/12/13	KRW	Goldman Sachs Bank USA	Buy	2,812,450,000	2,484,057	(22,263)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,110,000	85,939	866
9/12/13	MXN	Goldman Sachs Bank USA	Sell	37,839,000	2,961,887	61,828
9/12/13	MXN	Morgan Stanley Capital Svc LLC	Buy	3,740,000	277,023	9,619
9/12/13	MYR	Citibank NA	Buy	4,502,000	1,430,478	(5,569)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	283,000	88,460	(1,111)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,598,000	278,379	(16,033)
9/12/13	NOK	JPMorgan Chase Bank	Sell	181,000	29,567	(149)
9/12/13	NZD	Citibank NA	Buy	383,000	307,675	(12,512)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	NZD	JPMorgan Chase Bank	Sell	52,000	$ 39,955	$ (120)
9/12/13	PLN	Deutsche Bank AG	Buy	1,244,000	373,269	(671)
9/12/13	PLN	Goldman Sachs Bank USA	Buy	462,000	145,439	(7,062)
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	900,000	273,740	4,175
9/12/13	SEK	Barclays Bank PLC, London	Sell	608,000	93,957	3,451
9/12/13	SEK	Goldman Sachs Bank USA	Sell	14,004,000	2,165,388	80,782
9/12/13	SEK	JPMorgan Chase Bank	Sell	403,000	59,611	(379)
9/12/13	SGD	Credit Suisse Intl.	Sell	491,000	391,394	3,961
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	122,000	96,300	(34)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	1,515,000	1,208,071	12,632
9/12/13	THB	JPMorgan Chase Bank	Buy	38,319,000	1,242,284	(6,437)
9/12/13	ZAR	Credit Suisse Intl.	Sell	3,000,000	298,902	(1,191)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,231,000	320,816	(2,384)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,221,000	221,297	(872)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	5,080,000	509,159	(1,002)
						$ (395,734)

For the period, the average contract value for foreign currency contracts was $131,591,824. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid) (5)	Unrealized Appreciation/(Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	$ 2,555	$ (5,761)	$ (3,206)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	10,181	(22,052)	(11,871)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(398)	(2,031)	(2,429)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	200,000	(1,101)	(1,009)	(2,110)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	(1,156)	(1,626)	(2,782)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	200,000	5,766	(8,103)	(2,337)
TOTAL BUY PROTECTION							15,847	(40,582)	(24,735)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,000,000	7,500	0	7,500
TOTAL CREDIT DEFAULT SWAPS							$ 23,347	$ (40,582)	$ (17,235)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,967 or 2.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,098.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $107,144.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,365
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,840,223	$ -	$ 8,840,223	$ -
Commercial Mortgage Securities	2,320,202	-	2,320,202	-
U.S. Government and Government Agency Obligations	1,921,933	-	1,921,933	-
Foreign Government and Government Agency Obligations	42,097,893	-	42,097,893	-
Floating Rate Loans	24,731	-	24,731	-
Preferred Securities	507,264	-	507,264	-
Money Market Funds	2,126,341	2,126,341	-	-
Purchased Swaptions	24,627	-	24,627	-
Total Investments in Securities:	$ 57,863,214	$ 2,126,341	$ 55,736,873	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 445,699	$ -	$ 445,699	$ -
Futures Contracts	212,648	212,648	-	-
Swaps	26,002	-	26,002	-
Total Assets	$ 684,349	$ 212,648	$ 471,701	$ -
Liabilities
Foreign Currency Contracts	$ (841,433)	$ -	$ (841,433)	$ -
Futures Contracts	(2,307)	(2,307)	-	-
Swaps	(2,655)	-	(2,655)	-
Total Liabilities	$ (846,395)	$ (2,307)	$ (844,088)	$ -
Total Other Derivative Instruments:	$ (162,046)	$ 210,341	$ (372,387)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 24,627	$ -
Swaps (d)	26,002	(2,655)
Total Credit Risk	50,629	(2,655)
Foreign Exchange Risk
Foreign Currency Contracts (a)	445,699	(841,433)
Interest Rate Risk
Futures Contracts (b)	212,648	(2,307)
Total Value of Derivatives	$ 708,976	$ (846,395)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Goldman Sachs Bank USA	$ 144,949	$ (373,805)	$ -	$ -	$ (228,856)
Citibank NA	131,378	(19,182)	-	-	112,196
Deutsche Bank AG	85,478	(12,878)	-	-	72,600
Credit Suisse Intl.	47,984	(1,589)	-	-	46,395
Morgan Stanley Capital Svc LLC	43,379	(426,725)	-	-	(383,346)
Barclays Bank PLC, London	19,155	-	-	-	19,155
JPMorgan Chase Bank	16,505	(9,909)	-	-	6,596
Centrally Cleared OTC Swaps	7,500	-	-	107,144	114,644
Exchange Traded Futures	212,648	(2,307)	-	196,098	406,439
Total	$ 708,976	$ (846,395)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $57,718,124)	$ 55,736,873
Fidelity Central Funds (cost $2,126,341)	2,126,341
Total Investments (cost $59,844,465)		$ 57,863,214
Foreign currency held at value (cost $2,580,832)		2,553,032
Receivable for investments sold		809,237
Unrealized appreciation on foreign currency contracts		445,699
Receivable for fund shares sold		67,297
Interest receivable		545,735
Distributions receivable from Fidelity Central Funds		420
Receivable for daily variation margin for derivative instruments		4,635
Bi-lateral OTC swaps, at value		18,502
Receivable from investment adviser for expense reductions		16,261
Total assets		62,324,032

Liabilities
Payable for investments purchased Regular delivery	$ 3,884,006
Delayed delivery	15,000
Unrealized depreciation on foreign currency contracts	841,433
Payable for swap agreements	1,031
Payable for fund shares redeemed	107,012
Bi-lateral OTC swaps, at value	2,655
Accrued management fee	29,438
Distribution and service plan fees payable	3,585
Other affiliated payables	11,220
Other payables and accrued expenses	69,264
Total liabilities		4,964,644

Net Assets		$ 57,359,388
Net Assets consist of:
Paid in capital		$ 63,330,155
Undistributed net investment income		219,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,942,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,248,257)
Net Assets		$ 57,359,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,918,662 ÷ 308,630 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class T: Net Asset Value and redemption price per share ($2,883,110 ÷ 304,901 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class C: Net Asset Value and offering price per share ($2,751,383 ÷ 291,193 shares)A	$ 9.45

International Bond: Net Asset Value, offering price and redemption price per share ($46,127,649 ÷ 4,876,056 shares)	$ 9.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,678,584 ÷ 283,152 shares)	$ 9.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 15,111
Interest		1,235,201
Income from Fidelity Central Funds		5,365
Income before foreign taxes withheld		1,255,677
Less foreign taxes withheld		(8,179)
Total income		1,247,498

Expenses
Management fee	$ 269,535
Transfer agent fees	60,217
Distribution and service plan fees	21,474
Accounting fees and expenses	24,765
Custodian fees and expenses	10,435
Independent trustees' compensation	179
Registration fees	112,298
Audit	61,933
Legal	34
Interest	44
Miscellaneous	337
Total expenses before reductions	561,251
Expense reductions	(182,035)	379,216
Net investment income (loss)		868,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,199,523)
Foreign currency transactions	(1,355,674)
Futures contracts	38,974
Swaps	(36,328)
Total net realized gain (loss)		(2,552,551)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,153,467)
Assets and liabilities in foreign currencies	(356,076)
Futures contracts	184,333
Swaps	18,706
Total change in net unrealized appreciation (depreciation)		(4,306,504)
Net gain (loss)		(6,859,055)
Net increase (decrease) in net assets resulting from operations		$ (5,990,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,282	$ 530,514
Net realized gain (loss)	(2,552,551)	(259,974)
Change in net unrealized appreciation (depreciation)	(4,306,504)	2,058,247
Net increase (decrease) in net assets resulting from operations	(5,990,773)	2,328,787
Distributions to shareholders from net investment income	(752,545)	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Total distributions	(950,005)	(1,358,776)
Share transactions - net increase (decrease)	(34,507,199)	97,837,354
Total increase (decrease) in net assets	(41,447,977)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including undistributed net investment income of $219,721 and undistributed net investment income of $103,984, respectively)	$ 57,359,388	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.729)	.334
Total from investment operations	(.649)	.417
Distributions from net investment income	(.075)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.091)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.40)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.60%A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,919	$ 2,768
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.728)	.334
Total from investment operations	(.648)	.417
Distributions from net investment income	(.076)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.092)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.39)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.59% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,827
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.043	.036
Net realized and unrealized gain (loss)	(.723)	.326
Total from investment operations	(.680)	.362
Distributions from net investment income	(.044)	(.035)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.060)	(.172)
Net asset value, end of period	$ 9.45	$ 10.19
Total Return B,C,D	(6.70)%	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.35% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.87% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,751	$ 2,797
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.099
Net realized and unrealized gain (loss)	(.732)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.26% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,128	$ 87,752
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.099
Net realized and unrealized gain (loss)	(.731)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.34% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,679	$ 2,664
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,902
Gross unrealized depreciation	(2,391,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,981,618)

Tax cost	$ 59,844,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 7,576	$ 28,534
Swaps (a)	(36,328)	18,706
Total Credit Risk	(28,752)	47,240
Foreign Exchange Risk
Foreign Currency Contracts (b)	(1,239,256)	(300,333)
Interest Rate Risk
Futures Contracts (a)	38,974	184,333
Totals	$ (1,229,034)	$ (68,760)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,517,412 and $108,372,777, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,652	$ 3,188
Class T	-%	.25%	3,579	3,085
Class C	.75%	.25%	14,243	13,943
			$ 21,474	$ 20,216

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244
Class T	246
Class C*	41
531

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,519.17
Class T	2,420.17
Class C	2,539.18
International Bond	50,526.12
Institutional Class	2,213.14
	$ 60,217

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This

Semiannual Report

8. Expense Reductions - continued

reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 6,108
Class T	1.00%	5,938
Class C	1.75%	6,025
International Bond	.75%	157,723
Institutional Class	.75%	6,070
		$ 181,864

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $76.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 22,218	$ 20,887
Class T	22,278	20,828
Class C	12,925	9,298
International Bond	668,295	454,379
Institutional Class	26,829	23,871
Total	$ 752,545	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	51,523	266,559	$ 511,874	$ 2,670,421
Reinvestment of distributions	2,676	5,504	26,462	56,287
Shares redeemed	(17,056)	(576)	(168,304)	(5,989)
Net increase (decrease)	37,143	271,487	$ 370,032	$ 2,720,719
Class T
Shares sold	25,550	271,604	$ 252,207	$ 2,722,970
Reinvestment of distributions	2,708	5,601	26,783	57,277
Shares redeemed	(561)	(1)	(5,609)	(15)
Net increase (decrease)	27,697	277,204	$ 273,381	$ 2,780,232
Class C
Shares sold	26,147	269,813	$ 259,310	$ 2,702,420
Reinvestment of distributions	1,751	4,527	17,302	46,258
Shares redeemed	(11,042)	(3)	(108,988)	(30)
Net increase (decrease)	16,856	274,337	$ 167,624	$ 2,748,648
International Bond
Shares sold	4,354,110	9,352,055	$ 43,822,981	$ 94,597,632
Reinvestment of distributions	80,998	109,359	802,946	1,118,473
Shares redeemed	(8,164,106)	(856,360)	(80,190,046)	(8,742,874)
Net increase (decrease)	(3,728,998)	8,605,054	$ (35,564,119)	$ 86,973,231
Institutional Class
Shares sold	95,579	255,482	$ 968,624	$ 2,556,098
Reinvestment of distributions	3,272	5,712	32,385	58,426
Shares redeemed	(76,893)	-	(755,126)	-
Net increase (decrease)	21,958	261,194	$ 245,883	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-USAN-0813
1.939017.101

Fidelity®

International Bond

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 936.00	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 936.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 933.00	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.00	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2013	As of December 31, 2012
European Monetary Unit	44.5%	42.9%
Japanese Yen	18.8%	16.2%
British Pound	6.6%	8.2%
Mexican Peso	5.4%	3.8%
Korean Won	5.1%	3.7%
Canadian Dollar	4.3%	5.9%
Australian Dollar	3.8%	3.4%
Malaysian Ringgit	2.3%	4.3%
Thai Baht	2.2%	0.0%
Swiss Franc	2.0%	1.6%
Other	5.0%	10.0%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
United States of America 17.2%	United States of America 38.2%
United Kingdom 11.6%	United Kingdom 8.8%
Mexico 10.1%	Mexico 5.0%
France 10.0%	France 3.4%
Germany 7.9%	Germany 3.6%
Japan 6.2%	Japan 4.7%
Sweden 5.7%	Sweden 2.3%
Canada 4.7%	Canada 8.8%
Italy 4.1%	Italy 1.8%
Other 22.5%	Other 23.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
AAA 25.3%	AAA 31.7%
AA 25.8%	AA 12.5%
A 3.5%	A 3.8%
BBB 25.5%	BBB 14.0%
BB and Below 7.2%	BB and Below 1.8%
Not Rated 6.5%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	8.6	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.6	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*	As of December 31, 2012**
Corporate Bonds 15.4%	Corporate Bonds 12.1%
U.S. Government and U.S. Government Agency Obligations 3.4%	U.S. Government and U.S. Government Agency Obligations 1.8%
CMOs and Other Mortgage Related Securities 4.1%	CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 73.4%	Foreign Government and Government Agency Obligations 53.5%
Other Investments 0.9%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 30.2%

* Futures and Swaps	16.6%	** Futures and Swaps	8.1%
* Foreign Currency Contracts	21.4%	** Foreign Currency Contracts	44.7%

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 49,938
7% 11/1/15 (d)		35,000	35,350
TOTAL AUSTRALIA			85,288
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,194
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	14,850
TOTAL BERMUDA			20,044
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	50,500
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,700
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,225
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	45,900
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,025
9.75% 11/1/19 (d)		10,000	9,300
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)		10,000	10,263
TOTAL CANADA			156,913
Cayman Islands - 1.2%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		5,000	4,888
7.5% 11/1/19		25,000	26,000
Seagate HDD Cayman 4.75% 6/1/23 (d)		15,000	13,988
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	281,267
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (i)	GBP	170,000	290,888
6.375% 8/19/39	GBP	50,000	94,038
TOTAL CAYMAN ISLANDS			711,069
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	198,460
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	255,820
France - 0.5%
EDF SA 5.375% 12/31/49 (i)	EUR	100,000	132,810
Veolia Environnement SA 4.45% (e)(i)	EUR	100,000	125,575
TOTAL FRANCE			258,385
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	$ 187,918
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,250
7.5% 10/15/27		25,000	27,125
TOTAL LIBERIA			56,375
Luxembourg - 0.5%
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		25,000	24,188
7.25% 4/1/19		40,000	41,600
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		25,000	25,250
8.125% 6/1/23 (d)		20,000	20,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		15,000	14,400
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	131,304
TOTAL LUXEMBOURG			257,392
Netherlands - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		45,000	44,100
5.75% 2/15/21 (d)		5,000	5,063
Petrobras Global Finance BV 5.625% 5/20/43		53,000	46,001
TOTAL NETHERLANDS			95,164
Norway - 0.2%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,006
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,750
TOTAL NORWAY			87,756
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20 (d)		5,000	4,850
United Kingdom - 4.4%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	192,142
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	86,763
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	302,015
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	215,000	377,033
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	184,652
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	215,712
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,463
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
InterContinental Hotel Group PLC 6% 12/9/16	GBP	100,000	$ 171,410
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	189,508
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	210,000	353,266
Scottish Widows PLC 5.5% 6/16/23	GBP	150,000	218,366
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	146,644
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	50,000	85,698
TOTAL UNITED KINGDOM			2,528,672
United States of America - 6.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		10,000	8,150
6.25% 6/1/21		5,000	3,988
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,825
American Axle & Manufacturing, Inc. 6.25% 3/15/21		15,000	15,188
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,350
Anadarko Petroleum Corp. 6.375% 9/15/17		67,000	77,025
Antero Resources Finance Corp.:
6% 12/1/20		5,000	4,900
9.375% 12/1/17		20,000	21,300
Aon Corp. 5% 9/30/20		73,000	80,017
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,288
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,338
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,025
3.875% 4/15/18 (d)		5,000	4,913
Audatex North America, Inc. 6% 6/15/21 (d)		10,000	10,025
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,500
Ball Corp. 4% 11/15/23		10,000	9,250
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,438
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	15,938
6.875% 8/15/18 (d)		40,000	42,200
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	9,450
6.625% 10/15/20		20,000	21,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		5,000	4,825
6.625% 1/31/22		25,000	26,188
7% 1/15/19		18,000	19,035
7.25% 10/30/17		17,000	18,041
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 5,000	$ 5,088
Ceridian Corp. 11.25% 11/15/15		15,000	15,206
Chesapeake Energy Corp.:
5.375% 6/15/21		5,000	4,975
5.75% 3/15/23		5,000	5,063
6.125% 2/15/21		30,000	31,500
6.875% 11/15/20		25,000	27,125
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,456
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,523
5.5% 2/15/19 (d)		21,000	21,683
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,488
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,038
5.25% 8/1/20		15,000	15,225
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,125
CONSOL Energy, Inc. 8% 4/1/17		5,000	5,263
Continental Airlines, Inc. 6.75% 9/15/15 (d)		25,000	25,500
Continental Resources, Inc. 4.5% 4/15/23 (d)		10,000	9,700
Covanta Holding Corp. 7.25% 12/1/20		20,000	20,972
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		40,000	37,700
Crown Castle International Corp. 5.25% 1/15/23		5,000	4,800
CST Brands, Inc. 5% 5/1/23 (d)		5,000	4,863
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,750
Dana Holding Corp. 6.5% 2/15/19		15,000	15,825
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	101,798
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,062
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,200
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		40,000	38,300
Discover Financial Services 3.85% 11/21/22		75,000	70,391
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,850
9.875% 4/15/18		5,000	5,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,175
Duke Realty LP 6.5% 1/15/18		67,000	77,020
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,788
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Energy Partners Ltd. 8.25% 2/15/18		$ 5,000	$ 5,150
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,850
ERP Operating LP 4.625% 12/15/21		73,000	77,286
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	84,563
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,538
Fifth Third Bancorp 8.25% 3/1/38		67,000	85,037
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,088
7.375% 6/15/19 (d)		10,000	10,275
12.625% 1/15/21		10,000	10,575
FirstEnergy Corp. 7.375% 11/15/31		133,000	140,363
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	9,500
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,750
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,175
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)		5,000	4,919
3.25% 5/15/18 (d)		5,000	4,863
4.25% 5/15/23 (d)		5,000	4,656
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,100
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	28,650
HCA, Inc. 8% 10/1/18		5,000	5,744
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,150
8.125% 4/15/19		10,000	10,950
10.5% 1/15/21		15,000	15,507
HealthSouth Corp.:
5.75% 11/1/24		15,000	14,588
7.25% 10/1/18		14,000	15,050
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		10,000	9,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,585
8% 1/15/18		68,000	71,400
International Lease Finance Corp.:
8.25% 12/15/20		45,000	50,569
8.625% 9/15/15		15,000	16,425
8.625% 1/15/22		15,000	17,250
8.875% 9/1/17		30,000	33,825
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,250
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		$ 30,000	$ 31,425
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,550
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,075
Lennar Corp. 4.75% 12/15/17		40,000	40,000
Liberty Property LP 3.375% 6/15/23		52,000	48,196
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		75,000	72,563
8.625% 4/15/20		20,000	21,000
Lucent Technologies, Inc.:
6.45% 3/15/29		10,000	7,575
6.5% 1/15/28		5,000	3,750
Masco Corp. 5.85% 3/15/17		10,000	10,550
MasTec, Inc. 4.875% 3/15/23		10,000	9,500
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,175
7.625% 1/15/17		20,000	21,800
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	108,147
NCR Corp. 4.625% 2/15/21		80,000	76,400
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,900
NeuStar, Inc. 4.5% 1/15/23 (d)		20,000	18,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,800
7.75% 10/15/18		15,000	16,050
NII Capital Corp.:
7.625% 4/1/21		20,000	15,550
10% 8/15/16		5,000	4,850
NiSource Finance Corp.:
4.45% 12/1/21		73,000	75,342
5.25% 2/15/43		67,000	65,530
NRG Energy, Inc. 6.625% 3/15/23 (d)		10,000	9,950
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,500
Oil States International, Inc. 6.5% 6/1/19		25,000	25,875
Post Holdings, Inc. 7.375% 2/15/22		15,000	16,050
Prudential Financial, Inc. 4.5% 11/16/21		80,000	84,239
Puget Energy, Inc.:
6% 9/1/21		10,000	10,747
6.5% 12/15/20		20,000	22,400
Regions Financial Corp. 7.75% 11/10/14		73,000	78,882
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,905
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 40,000	$ 39,900
8.5% 5/15/18 (c)		5,000	5,150
9.875% 8/15/19		10,000	10,700
Rite Aid Corp.:
9.25% 3/15/20		40,000	44,100
9.5% 6/15/17		20,000	20,725
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,013
Rosetta Resources, Inc. 5.625% 5/1/21		10,000	9,763
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,943
Samson Investment Co. 10% 2/15/20 (d)		25,000	26,188
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,300
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,275
8.125% 9/15/19 (d)		10,000	11,050
SemGroup Corp. 7.5% 6/15/21 (d)		30,000	30,450
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,863
Sprint Nextel Corp.:
6% 12/1/16		15,000	15,854
7% 3/1/20 (d)		20,000	21,600
9% 11/15/18 (d)		15,000	17,550
Standard Pacific Corp.:
8.375% 1/15/21		20,000	22,800
10.75% 9/15/16		20,000	23,750
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	9,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	19,700
6.125% 8/15/19 (d)		5,000	5,263
7.625% 3/15/20		30,000	31,950
Synovus Financial Corp.:
5.125% 6/15/17		10,000	9,825
7.875% 2/15/19		15,000	16,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,500
5.25% 5/1/23 (d)		24,000	23,040
7.875% 10/15/18		15,000	15,975
Tenneco, Inc. 6.875% 12/15/20		15,000	16,050
The AES Corp.:
4.875% 5/15/23		30,000	27,900
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The AES Corp.: - continued
7.375% 7/1/21		$ 47,000	$ 51,583
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,950
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	14,175
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		20,000	21,175
Triumph Group, Inc. 4.875% 4/1/21 (d)		5,000	4,975
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,138
TRW Automotive, Inc. 4.5% 3/1/21 (d)		45,000	44,888
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,150
6.875% 12/1/18 (d)		10,000	10,250
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	59,250
Walter Energy, Inc. 8.5% 4/15/21 (d)		5,000	3,975
Western Refining, Inc. 6.25% 4/1/21 (d)		10,000	9,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		10,000	10,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)		5,000	4,600
5.375% 3/15/22		5,000	5,100
TOTAL UNITED STATES OF AMERICA			3,936,117
TOTAL NONCONVERTIBLE BONDS (Cost $9,180,107)			8,840,223
Commercial Mortgage Securities - 4.1%

United States of America - 4.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		135,000	149,732
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		170,000	187,906
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (i)		600,000	665,072
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		400,000	442,871
Series 2007-C32 Class A3, 5.7359% 6/15/49 (i)		225,000	251,660
Series 2007-C33 Class A4, 5.9241% 2/15/51 (i)		560,000	622,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,343,892)			2,320,202
U.S. Government and Government Agency Obligations - 3.4%
		Principal Amount (b)	Value
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2.875% 5/15/43		$ 669,000	$ 592,901
U.S. Treasury Notes 1.75% 5/15/23		1,420,000	1,329,032
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,996,251)			1,921,933
Foreign Government and Government Agency Obligations - 73.4%

Australia - 3.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,587,000	1,656,168
5.75% 7/15/22	AUD	424,000	448,032
TOTAL AUSTRALIA			2,104,200
Belgium - 1.2%
Belgian Kingdom 2.25% 6/22/23	EUR	570,000	715,461
Brazil - 2.7%
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	561,633
2.625% 1/5/23		500,000	435,000
10% 1/1/23	BRL	1,300,000	550,640
TOTAL BRAZIL			1,547,273
Canada - 4.4%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	711,134
1.5% 6/1/23	CAD	300,000	261,756
2.75% 6/1/22 (g)	CAD	880,000	862,830
4% 6/1/41	CAD	168,000	193,247
Ontario Province 4.65% 6/2/41	CAD	200,000	212,933
Province of Quebec 4.25% 12/1/21	CAD	270,000	277,658
TOTAL CANADA			2,519,558
France - 9.5%
French Government:
OAT 5.5% 4/25/29	EUR	200,000	344,625
0.25% 11/25/15	EUR	1,050,000	1,359,021
1% 5/25/18	EUR	2,200,000	2,834,959
1% 11/25/18	EUR	700,000	894,700
TOTAL FRANCE			5,433,305
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - 7.2%
German Federal Republic:
0.25% 4/13/18	EUR	850,000	$ 1,080,506
1.5% 5/15/23	EUR	1,780,000	2,268,335
2.5% 1/4/21	EUR	100,000	142,036
3.5% 7/4/19	EUR	310,000	463,493
4.75% 7/4/34	EUR	100,000	180,226
TOTAL GERMANY			4,134,596
Ireland - 0.7%
Irish Republic 4.5% 4/18/20	EUR	300,000	407,683
Italy - 4.1%
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	1,000,000	1,304,768
5.5% 11/1/22	EUR	745,000	1,040,452
TOTAL ITALY			2,345,220
Japan - 6.2%
Japan Government:
0.7% 12/20/22	JPY	25,100,000	250,202
1% 9/20/20	JPY	133,000,000	1,377,517
1.6% 3/20/33	JPY	36,100,000	357,754
1.7% 3/20/32	JPY	80,250,000	816,229
1.7% 12/20/32	JPY	27,150,000	274,550
2% 3/20/42	JPY	17,000,000	178,122
Japan Government Thirty Year B 1.8% 3/20/43	JPY	33,050,000	330,329
TOTAL JAPAN			3,584,703
Korea (South) - 2.4%
Korean Republic 3% 3/10/23	KRW	1,600,000,000	1,355,246
Mexico - 10.1%
United Mexican States:
6.5% 6/10/21	MXN	4,570,000	371,879
6.5% 6/9/22	MXN	10,060,000	816,054
7.5% 6/3/27	MXN	6,990,000	604,187
7.75% 12/14/17	MXN	11,140,000	948,003
7.75% 11/13/42	MXN	2,600,000	216,109
8% 12/17/15	MXN	30,920,000	2,580,467
8.5% 5/31/29	MXN	2,550,000	234,578
TOTAL MEXICO			5,771,277
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Netherlands - 3.8%
Dutch Government (Reg.S) 1.75% 7/15/23	EUR	1,715,000	$ 2,157,434
Singapore - 3.3%
Republic of Singapore:
3% 9/1/24	SGD	1,700,000	1,391,079
3.25% 9/1/20	SGD	620,000	528,314
TOTAL SINGAPORE			1,919,393
South Africa - 1.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	302,187
6.75% 3/31/21	ZAR	1,400,000	136,076
10.5% 12/21/26	ZAR	4,320,000	530,547
TOTAL SOUTH AFRICA			968,810
Sweden - 5.2%
Swedish Kingdom:
3.5% 6/1/22	SEK	4,540,000	753,431
3.75% 8/12/17	SEK	13,680,000	2,225,886
TOTAL SWEDEN			2,979,317
United Kingdom - 7.2%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	560,000	843,681
1.75% 1/22/17	GBP	300,000	469,376
3.75% 9/7/20	GBP	685,000	1,166,760
4.5% 12/7/42	GBP	150,000	270,134
5% 3/7/18	GBP	700,000	1,245,158
5% 3/7/25	GBP	85,000	159,308
TOTAL UNITED KINGDOM			4,154,417
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,645,900)			42,097,893
Floating Rate Loans - 0.0%
		Principal Amount (b)	Value
United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		$ 10,000	$ 10,125
First Data Corp. term loan 4.193% 3/24/18 (i)		15,000	14,606
TOTAL FLOATING RATE LOANS (Cost $24,714)			24,731
Preferred Securities - 0.9%

Germany - 0.4%
RWE AG 4.625% (e)(i)	150,000	206,500
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	300,764
TOTAL PREFERRED SECURITIES (Cost $515,645)		507,264
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $2,126,341)	2,126,341	2,126,341
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	7/17/13	EUR	1,250,000	$ 13,356
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 20 Index expiring June 2018 exercise rate .90%	8/21/13		3,000,000	11,271
TOTAL PURCHASED SWAPTIONS (Cost $11,615)				24,627
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $59,844,465)	57,863,214
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(503,826)
NET ASSETS - 100%	$ 57,359,388
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2013	$ 340,389	$ 698
Sold
Bond Index Contracts
2 Euro-Bobl Index Contracts (Germany)	Sept. 2013	325,933	2,575
3 Euro-Bund Index Contracts (Germany)	Sept. 2013	552,629	(2,307)
TOTAL BOND INDEX CONTRACTS		878,562	268
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
64 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2013	$ 8,100,000	$ 172,372
6 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	883,875	37,003
TOTAL TREASURY CONTRACTS		8,983,875	209,375
TOTAL SOLD		9,862,437	209,643
		$ 10,202,826	$ 210,341
The face value of futures purchased as a percentage of net assets is 0.6%

The face value of futures sold as a percentage of net assets is 17.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/1/13	AUD	Deutsche Bank AG	Buy	632,627	$ 588,153	$ (9,584)
7/1/13	EUR	Deutsche Bank AG	Buy	682,000	887,964	(239)
7/1/13	GBP	JPMorgan Chase Bank	Sell	301,000	457,562	(244)
7/1/13	JPY	JPMorgan Chase Bank	Sell	63,026,653	634,985	(492)
7/1/13	ZAR	Deutsche Bank AG	Buy	2,986,753	299,673	2,475
7/2/13	ZAR	JPMorgan Chase Bank	Buy	2,220,539	223,565	1,071
9/12/13	AUD	Deutsche Bank AG	Sell	633,000	585,354	9,734
9/12/13	AUD	JPMorgan Chase Bank	Buy	44,000	40,067	(55)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Buy	723,000	690,686	(33,223)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	AUD	Morgan Stanley Capital Svc LLC	Sell	75,000	$ 68,958	$ 757
9/12/13	BRL	Citibank NA	Sell	2,648,000	1,209,630	41,526
9/12/13	CAD	Goldman Sachs Bank USA	Sell	70,000	68,773	2,339
9/12/13	CAD	JPMorgan Chase Bank	Buy	62,000	58,670	171
9/12/13	CAD	Morgan Stanley Capital Svc LLC	Sell	86,000	81,837	218
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Buy	1,147,000	1,242,942	(27,759)
9/12/13	CHF	Morgan Stanley Capital Svc LLC	Sell	58,000	62,138	691
9/12/13	CLP	Goldman Sachs Bank USA	Buy	373,291,000	749,957	(24,234)
9/12/13	CLP	Morgan Stanley Capital Svc LLC	Sell	30,300,000	58,795	(112)
9/12/13	CZK	JPMorgan Chase Bank	Sell	1,124,000	56,257	(5)
9/12/13	CZK	Morgan Stanley Capital Svc LLC	Buy	6,847,000	355,338	(12,608)
9/12/13	DKK	Morgan Stanley Capital Svc LLC	Buy	3,163,000	566,171	(13,710)
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	112,920	939
9/12/13	EUR	Barclays Bank PLC, London	Sell	86,000	115,270	3,290
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	EUR	Barclays Bank PLC, London	Sell	175,000	$ 234,159	$ 6,293
9/12/13	EUR	Barclays Bank PLC, London	Sell	331,000	431,559	565
9/12/13	EUR	Credit Suisse Intl.	Sell	184,000	245,392	5,806
9/12/13	EUR	Deutsche Bank AG	Sell	627,000	816,609	194
9/12/13	EUR	Deutsche Bank AG	Sell	1,000,000	1,340,452	38,356
9/12/13	EUR	Goldman Sachs Bank USA	Buy	9,342,000	12,468,394	(304,213)
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	72,000	94,402	651
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	81,000	106,126	656
9/12/13	EUR	Morgan Stanley Capital Svc LLC	Sell	200,000	263,180	2,761
9/12/13	GBP	Citibank NA	Sell	1,689,000	2,651,646	84,086
9/12/13	GBP	Credit Suisse Intl.	Sell	596,000	935,387	29,368
9/12/13	GBP	Deutsche Bank AG	Sell	39,000	60,994	1,707
9/12/13	GBP	JPMorgan Chase Bank	Buy	301,000	457,344	226
9/12/13	GBP	Morgan Stanley Capital Svc LLC	Sell	380,000	587,366	9,703
9/12/13	HUF	JPMorgan Chase Bank	Buy	135,000,000	590,180	1,022
9/12/13	HUF	Morgan Stanley Capital Svc LLC	Sell	135,000,000	590,656	(545)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	JPY	Barclays Bank PLC, London	Sell	9,800,000	$ 100,334	$ 1,488
9/12/13	JPY	Deutsche Bank AG	Sell	18,650,000	197,585	9,475
9/12/13	JPY	JPMorgan Chase Bank	Buy	23,450,000	236,335	189
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Buy	712,900,000	7,527,152	(336,621)
9/12/13	JPY	Morgan Stanley Capital Svc LLC	Sell	9,900,000	101,371	1,516
9/12/13	KRW	Barclays Bank PLC, London	Buy	623,200,000	543,236	2,263
9/12/13	KRW	Credit Suisse Intl.	Sell	1,678,500,000	1,478,074	8,849
9/12/13	KRW	Goldman Sachs Bank USA	Buy	2,812,450,000	2,484,057	(22,263)
9/12/13	MXN	Barclays Bank PLC, London	Sell	1,110,000	85,939	866
9/12/13	MXN	Goldman Sachs Bank USA	Sell	37,839,000	2,961,887	61,828
9/12/13	MXN	Morgan Stanley Capital Svc LLC	Buy	3,740,000	277,023	9,619
9/12/13	MYR	Citibank NA	Buy	4,502,000	1,430,478	(5,569)
9/12/13	MYR	Morgan Stanley Capital Svc LLC	Sell	283,000	88,460	(1,111)
9/12/13	NOK	Goldman Sachs Bank USA	Buy	1,598,000	278,379	(16,033)
9/12/13	NOK	JPMorgan Chase Bank	Sell	181,000	29,567	(149)
9/12/13	NZD	Citibank NA	Buy	383,000	307,675	(12,512)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
9/12/13	NZD	JPMorgan Chase Bank	Sell	52,000	$ 39,955	$ (120)
9/12/13	PLN	Deutsche Bank AG	Buy	1,244,000	373,269	(671)
9/12/13	PLN	Goldman Sachs Bank USA	Buy	462,000	145,439	(7,062)
9/12/13	PLN	Morgan Stanley Capital Svc LLC	Sell	900,000	273,740	4,175
9/12/13	SEK	Barclays Bank PLC, London	Sell	608,000	93,957	3,451
9/12/13	SEK	Goldman Sachs Bank USA	Sell	14,004,000	2,165,388	80,782
9/12/13	SEK	JPMorgan Chase Bank	Sell	403,000	59,611	(379)
9/12/13	SGD	Credit Suisse Intl.	Sell	491,000	391,394	3,961
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Buy	122,000	96,300	(34)
9/12/13	SGD	Morgan Stanley Capital Svc LLC	Sell	1,515,000	1,208,071	12,632
9/12/13	THB	JPMorgan Chase Bank	Buy	38,319,000	1,242,284	(6,437)
9/12/13	ZAR	Credit Suisse Intl.	Sell	3,000,000	298,902	(1,191)
9/12/13	ZAR	Deutsche Bank AG	Sell	3,231,000	320,816	(2,384)
9/12/13	ZAR	JPMorgan Chase Bank	Sell	2,221,000	221,297	(872)
9/12/13	ZAR	Morgan Stanley Capital Svc LLC	Buy	5,080,000	509,159	(1,002)
						$ (395,734)

For the period, the average contract value for foreign currency contracts was $131,591,824. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/(Paid) (5)	Unrealized Appreciation/(Depreciation)
Buy Protection
BBVA Senior Finance SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	$ 2,555	$ (5,761)	$ (3,206)
Gas Natural Capital Markets SA		Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	10,181	(22,052)	(11,871)
Kering SA		Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(398)	(2,031)	(2,429)
Next PLC		Jun. 2018	Citibank NA	(1%)	EUR	200,000	(1,101)	(1,009)	(2,110)
Santander Intl Debt SA		Sep. 2018	JPMorgan Chase Bank	(3%)	EUR	400,000	(1,156)	(1,626)	(2,782)
Valeo SA		Jun. 2018	Citibank NA	(1%)	EUR	200,000	5,766	(8,103)	(2,337)
TOTAL BUY PROTECTION							15,847	(40,582)	(24,735)
Sell Protection
CDX N.A. High Yield 5-Year Series 20 Index	B3	Jun. 2018	CME	5%		2,000,000	7,500	0	7,500
TOTAL CREDIT DEFAULT SWAPS							$ 23,347	$ (40,582)	$ (17,235)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,967 or 2.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,098.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $107,144.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,365
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,840,223	$ -	$ 8,840,223	$ -
Commercial Mortgage Securities	2,320,202	-	2,320,202	-
U.S. Government and Government Agency Obligations	1,921,933	-	1,921,933	-
Foreign Government and Government Agency Obligations	42,097,893	-	42,097,893	-
Floating Rate Loans	24,731	-	24,731	-
Preferred Securities	507,264	-	507,264	-
Money Market Funds	2,126,341	2,126,341	-	-
Purchased Swaptions	24,627	-	24,627	-
Total Investments in Securities:	$ 57,863,214	$ 2,126,341	$ 55,736,873	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 445,699	$ -	$ 445,699	$ -
Futures Contracts	212,648	212,648	-	-
Swaps	26,002	-	26,002	-
Total Assets	$ 684,349	$ 212,648	$ 471,701	$ -
Liabilities
Foreign Currency Contracts	$ (841,433)	$ -	$ (841,433)	$ -
Futures Contracts	(2,307)	(2,307)	-	-
Swaps	(2,655)	-	(2,655)	-
Total Liabilities	$ (846,395)	$ (2,307)	$ (844,088)	$ -
Total Other Derivative Instruments:	$ (162,046)	$ 210,341	$ (372,387)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 24,627	$ -
Swaps (d)	26,002	(2,655)
Total Credit Risk	50,629	(2,655)
Foreign Exchange Risk
Foreign Currency Contracts (a)	445,699	(841,433)
Interest Rate Risk
Futures Contracts (b)	212,648	(2,307)
Total Value of Derivatives	$ 708,976	$ (846,395)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative unrealized appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Goldman Sachs Bank USA	$ 144,949	$ (373,805)	$ -	$ -	$ (228,856)
Citibank NA	131,378	(19,182)	-	-	112,196
Deutsche Bank AG	85,478	(12,878)	-	-	72,600
Credit Suisse Intl.	47,984	(1,589)	-	-	46,395
Morgan Stanley Capital Svc LLC	43,379	(426,725)	-	-	(383,346)
Barclays Bank PLC, London	19,155	-	-	-	19,155
JPMorgan Chase Bank	16,505	(9,909)	-	-	6,596
Centrally Cleared OTC Swaps	7,500	-	-	107,144	114,644
Exchange Traded Futures	212,648	(2,307)	-	196,098	406,439
Total	$ 708,976	$ (846,395)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $57,718,124)	$ 55,736,873
Fidelity Central Funds (cost $2,126,341)	2,126,341
Total Investments (cost $59,844,465)		$ 57,863,214
Foreign currency held at value (cost $2,580,832)		2,553,032
Receivable for investments sold		809,237
Unrealized appreciation on foreign currency contracts		445,699
Receivable for fund shares sold		67,297
Interest receivable		545,735
Distributions receivable from Fidelity Central Funds		420
Receivable for daily variation margin for derivative instruments		4,635
Bi-lateral OTC swaps, at value		18,502
Receivable from investment adviser for expense reductions		16,261
Total assets		62,324,032

Liabilities
Payable for investments purchased Regular delivery	$ 3,884,006
Delayed delivery	15,000
Unrealized depreciation on foreign currency contracts	841,433
Payable for swap agreements	1,031
Payable for fund shares redeemed	107,012
Bi-lateral OTC swaps, at value	2,655
Accrued management fee	29,438
Distribution and service plan fees payable	3,585
Other affiliated payables	11,220
Other payables and accrued expenses	69,264
Total liabilities		4,964,644

Net Assets		$ 57,359,388
Net Assets consist of:
Paid in capital		$ 63,330,155
Undistributed net investment income		219,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,942,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,248,257)
Net Assets		$ 57,359,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,918,662 ÷ 308,630 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class T: Net Asset Value and redemption price per share ($2,883,110 ÷ 304,901 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class C: Net Asset Value and offering price per share ($2,751,383 ÷ 291,193 shares)A	$ 9.45

International Bond: Net Asset Value, offering price and redemption price per share ($46,127,649 ÷ 4,876,056 shares)	$ 9.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,678,584 ÷ 283,152 shares)	$ 9.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Dividends		$ 15,111
Interest		1,235,201
Income from Fidelity Central Funds		5,365
Income before foreign taxes withheld		1,255,677
Less foreign taxes withheld		(8,179)
Total income		1,247,498

Expenses
Management fee	$ 269,535
Transfer agent fees	60,217
Distribution and service plan fees	21,474
Accounting fees and expenses	24,765
Custodian fees and expenses	10,435
Independent trustees' compensation	179
Registration fees	112,298
Audit	61,933
Legal	34
Interest	44
Miscellaneous	337
Total expenses before reductions	561,251
Expense reductions	(182,035)	379,216
Net investment income (loss)		868,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,199,523)
Foreign currency transactions	(1,355,674)
Futures contracts	38,974
Swaps	(36,328)
Total net realized gain (loss)		(2,552,551)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,153,467)
Assets and liabilities in foreign currencies	(356,076)
Futures contracts	184,333
Swaps	18,706
Total change in net unrealized appreciation (depreciation)		(4,306,504)
Net gain (loss)		(6,859,055)
Net increase (decrease) in net assets resulting from operations		$ (5,990,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,282	$ 530,514
Net realized gain (loss)	(2,552,551)	(259,974)
Change in net unrealized appreciation (depreciation)	(4,306,504)	2,058,247
Net increase (decrease) in net assets resulting from operations	(5,990,773)	2,328,787
Distributions to shareholders from net investment income	(752,545)	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Total distributions	(950,005)	(1,358,776)
Share transactions - net increase (decrease)	(34,507,199)	97,837,354
Total increase (decrease) in net assets	(41,447,977)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including undistributed net investment income of $219,721 and undistributed net investment income of $103,984, respectively)	$ 57,359,388	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.729)	.334
Total from investment operations	(.649)	.417
Distributions from net investment income	(.075)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.091)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.40)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.60%A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,919	$ 2,768
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.083
Net realized and unrealized gain (loss)	(.728)	.334
Total from investment operations	(.648)	.417
Distributions from net investment income	(.076)	(.080)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.092)	(.217)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C,D	(6.39)%	4.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.59% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.62% A	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883	$ 2,827
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.043	.036
Net realized and unrealized gain (loss)	(.723)	.326
Total from investment operations	(.680)	.362
Distributions from net investment income	(.044)	(.035)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.060)	(.172)
Net asset value, end of period	$ 9.45	$ 10.19
Total Return B,C,D	(6.70)%	3.62%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.35% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.75% A
Net investment income (loss)	.87% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,751	$ 2,797
Portfolio turnover rate G	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.099
Net realized and unrealized gain (loss)	(.732)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.26% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,128	$ 87,752
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.099
Net realized and unrealized gain (loss)	(.731)	.333
Total from investment operations	(.639)	.432
Distributions from net investment income	(.085)	(.095)
Distributions from net realized gain	(.016)	(.137)
Total distributions	(.101)	(.232)
Net asset value, end of period	$ 9.46	$ 10.20
Total Return B,C	(6.30)%	4.32%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.34% A
Expenses net of fee waivers, if any	.75% A	.75% A
Expenses net of all reductions	.75% A	.75% A
Net investment income (loss)	1.87% A	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,679	$ 2,664
Portfolio turnover rate F	284% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,902
Gross unrealized depreciation	(2,391,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,981,618)

Tax cost	$ 59,844,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (39,291)

At December 31, 2012, the Fund was required to defer approximately $1,292,451 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options (a)	$ 7,576	$ 28,534
Swaps (a)	(36,328)	18,706
Total Credit Risk	(28,752)	47,240
Foreign Exchange Risk
Foreign Currency Contracts (b)	(1,239,256)	(300,333)
Interest Rate Risk
Futures Contracts (a)	38,974	184,333
Totals	$ (1,229,034)	$ (68,760)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,517,412 and $108,372,777, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,652	$ 3,188
Class T	-%	.25%	3,579	3,085
Class C	.75%	.25%	14,243	13,943
			$ 21,474	$ 20,216

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244
Class T	246
Class C*	41
531

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,519.17
Class T	2,420.17
Class C	2,539.18
International Bond	50,526.12
Institutional Class	2,213.14
	$ 60,217

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This

Semiannual Report

8. Expense Reductions - continued

reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 6,108
Class T	1.00%	5,938
Class C	1.75%	6,025
International Bond	.75%	157,723
Institutional Class	.75%	6,070
		$ 181,864

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $76.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Class A	$ 22,218	$ 20,887
Class T	22,278	20,828
Class C	12,925	9,298
International Bond	668,295	454,379
Institutional Class	26,829	23,871
Total	$ 752,545	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Class A
Shares sold	51,523	266,559	$ 511,874	$ 2,670,421
Reinvestment of distributions	2,676	5,504	26,462	56,287
Shares redeemed	(17,056)	(576)	(168,304)	(5,989)
Net increase (decrease)	37,143	271,487	$ 370,032	$ 2,720,719
Class T
Shares sold	25,550	271,604	$ 252,207	$ 2,722,970
Reinvestment of distributions	2,708	5,601	26,783	57,277
Shares redeemed	(561)	(1)	(5,609)	(15)
Net increase (decrease)	27,697	277,204	$ 273,381	$ 2,780,232
Class C
Shares sold	26,147	269,813	$ 259,310	$ 2,702,420
Reinvestment of distributions	1,751	4,527	17,302	46,258
Shares redeemed	(11,042)	(3)	(108,988)	(30)
Net increase (decrease)	16,856	274,337	$ 167,624	$ 2,748,648
International Bond
Shares sold	4,354,110	9,352,055	$ 43,822,981	$ 94,597,632
Reinvestment of distributions	80,998	109,359	802,946	1,118,473
Shares redeemed	(8,164,106)	(856,360)	(80,190,046)	(8,742,874)
Net increase (decrease)	(3,728,998)	8,605,054	$ (35,564,119)	$ 86,973,231
Institutional Class
Shares sold	95,579	255,482	$ 968,624	$ 2,556,098
Reinvestment of distributions	3,272	5,712	32,385	58,426
Shares redeemed	(76,893)	-	(755,126)	-
Net increase (decrease)	21,958	261,194	$ 245,883	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBZ-USAN-0813
1.939053.101

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.70%	$ 1,000.00	$ 978.40	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.2	19.4
Fannie Mae	2.7	3.2
German Federal Republic	2.6	2.4
Freddie Mac	2.5	2.5
Ginnie Mae	2.2	2.3
	28.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	7.9	9.9
Energy	6.9	6.1
Consumer Discretionary	6.8	6.7
Telecommunication Services	4.7	4.0
Industrials	4.7	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations† 28.5%	U.S. Government and U.S. Government Agency Obligations† 30.7%
AAA,AA,A 11.2%	AAA,AA,A 11.2%
BBB 9.8%	BBB 9.2%
BB 14.3%	BB 13.5%
B 22.0%	B 21.0%
CCC,CC,C 5.7%	CCC,CC,C 7.7%
D 0.0%	D 0.0%
Not Rated 2.9%	Not Rated 2.9%
Equities 1.1%	Equities 0.9%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 2.9%

† Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013 *	As of December 31, 2012 **
Preferred Securities 0.6%	Preferred Securities 0.3%
Corporate Bonds 40.8%	Corporate Bonds 38.2%
U.S. Government and U.S. Government Agency Obligations† 28.5%	U.S. Government and U.S. Government Agency Obligations† 30.7%
Foreign Government & Government Agency Obligations 22.0%	Foreign Government & Government Agency Obligations 21.6%
Floating Rate Loans 2.3%	Floating Rate Loans 5.3%
Stocks 1.1%	Stocks 0.9%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

* Foreign investments	35.1%	** Foreign investments	33.8%
* Futures and swaps	0.7%	** Futures and swaps	(0.3)%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 40.8%
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 17,388
Nonconvertible Bonds - 40.6%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21 (h)		870	877
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,688
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,152
6.75% 2/15/21		10,990	11,649
Delphi Corp.:
5% 2/15/23		7,707	7,919
5.875% 5/15/19		4,870	5,174
6.125% 5/15/21		4,760	5,188
Exide Technologies 8.625% 2/1/18		1,855	1,113
International Automotive Components Group SA 9.125% 6/1/18 (h)		4,835	4,835
Lear Corp. 4.75% 1/15/23 (h)		5,380	5,111
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		2,430	2,394
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,080	2,226
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,971
7.75% 8/15/18		1,360	1,455
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		523	554
			58,306
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,077	2,487
General Motors Corp.:
6.75% 5/1/28 (d)		8,668	0
7.125% 7/15/13 (d)		1,455	0
7.2% 1/15/11 (d)		3,635	0
7.4% 9/1/25 (d)		455	0
7.7% 4/15/16 (d)		6,455	0
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.25% 7/15/23 (d)		$ 4,400	$ 0
8.375% 7/15/33 (d)		6,365	0
			2,487
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		1,285	1,259
LKQ Corp. 4.75% 5/15/23 (h)		935	893
			2,152
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (h)		15,935	17,050
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	13,813	6,206
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,125	3,888
Chester Downs & Marina LLC 9.25% 2/1/20 (h)		1,330	1,277
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,315
FelCor Lodging LP 5.625% 3/1/23		3,575	3,477
Graton Economic Development Authority 9.625% 9/1/19 (h)		8,965	9,862
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,244
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)		4,265	4,393
MCE Finance Ltd. 5% 2/15/21 (h)		8,490	7,896
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,740	2,576
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,076
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,223	2,379
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		995	1,025
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		3,720	3,627
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	658
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,380	1,366
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		6,400	6,176
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		563	173
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		$ 6,290	$ 5,787
5.375% 3/15/22		12,640	12,893
7.75% 8/15/20		19,415	21,551
			103,845
Household Durables - 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,685	2,631
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,210	2,238
D.R. Horton, Inc. 4.375% 9/15/22		4,600	4,370
Jarden Corp. 6.125% 11/15/22		2,905	3,036
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		5,840	6,307
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,132
6.875% 2/15/21		5,380	5,649
8.25% 2/15/21		6,135	6,074
8.5% 5/15/18 (f)		390	402
9.875% 8/15/19		3,585	3,836
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,286
8.375% 1/15/21		3,850	4,389
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,285	1,195
5.875% 2/15/22		4,525	4,717
			68,262
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (h)		3,420	3,386
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,436
Media - 2.5%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,533
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,241
5.25% 3/15/21 (h)		4,240	4,176
5.25% 9/30/22		6,185	5,876
5.75% 9/1/23 (h)		3,360	3,242
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22		$ 7,175	$ 7,516
7.375% 6/1/20		4,895	5,299
8.125% 4/30/20		6,280	6,861
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		5,380	5,474
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		11,900	11,275
Checkout Holding Corp. 0% 11/15/15 (h)		2,915	2,274
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (h)		4,200	4,032
5.125% 12/15/22		1,250	1,206
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	400
9% 12/15/19 (h)		1,856	1,800
14% 2/1/21 pay-in-kind (h)		4,330	3,702
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)		6,795	6,965
6.5% 11/15/22 (h)		8,370	8,621
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,175	6,429
DISH DBS Corp.:
5% 3/15/23		18,509	17,769
5.125% 5/1/20 (h)		410	402
5.875% 7/15/22		24,860	25,295
6.75% 6/1/21		14,410	15,275
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,729
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,097
8.5% 7/15/29		1,730	1,894
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		12,625	12,909
MDC Partners, Inc. 6.75% 4/1/20 (h)		3,345	3,345
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,381
Regal Entertainment Group:
5.75% 6/15/23		8,095	7,953
5.75% 2/1/25		1,215	1,185
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sheridan Group, Inc. 12.5% 4/15/14		$ 2,704	$ 2,677
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,037
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		3,155	2,966
4.625% 5/15/23 (h)		2,100	1,943
5.25% 8/15/22 (h)		4,070	3,948
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,620
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,240	5,515
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		4,720	4,526
WMG Acquisition Corp. 11.5% 10/1/18		8,345	9,576
			237,964
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,447
CST Brands, Inc. 5% 5/1/23 (h)		1,130	1,099
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,085
Office Depot, Inc. 9.75% 3/15/19 (h)		3,275	3,959
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)		4,475	4,542
Sonic Automotive, Inc. 5% 5/15/23 (h)		685	664
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,505	2,693
			20,489
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(m)		4,675	4,792
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,105
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,076
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,425
PVH Corp. 4.5% 12/15/22		9,300	8,928
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)		1,270	1,245
			32,571
TOTAL CONSUMER DISCRETIONARY			547,948
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		7,560	8,089
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
ESAL GmbH 6.25% 2/5/23 (h)		$ 8,690	$ 7,934
Grifols, Inc. 8.25% 2/1/18		4,285	4,585
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		8,415	8,036
Rite Aid Corp.:
6.75% 6/15/21 (h)(j)		8,250	8,106
8% 8/15/20		3,935	4,358
9.25% 3/15/20		7,400	8,159
10.25% 10/15/19		1,655	1,862
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,245	1,317
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (h)		525	515
Tops Markets LLC 8.875% 12/15/17 (h)		2,400	2,592
			55,553
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (h)		1,855	1,955
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,237
Dean Foods Co. 9.75% 12/15/18		4,560	5,141
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)		7,745	8,287
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		5,797	5,797
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		2,900	3,038
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		1,445	1,322
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(m)		365	376
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,840
Post Holdings, Inc. 7.375% 2/15/22		900	963
Smithfield Foods, Inc. 6.625% 8/15/22		4,040	4,343
			37,299
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)		1,205	1,253
6.625% 11/15/22 (h)		1,425	1,489
			2,742
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,470
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,065	1,001
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18		$ 4,475	$ 4,855
Prestige Brands, Inc. 8.125% 2/1/20		675	737
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)		11,915	11,617
			19,680
TOTAL CONSUMER STAPLES			115,274
ENERGY - 6.7%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,019
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,071
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,010	4,960
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)		2,910	2,903
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,403
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		2,009	2,059
Offshore Group Investment Ltd. 7.125% 4/1/23 (h)		5,265	5,147
Oil States International, Inc.:
5.125% 1/15/23 (h)		3,130	3,279
6.5% 6/1/19		3,555	3,679
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		8,280	8,611
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,276
Precision Drilling Corp. 6.5% 12/15/21		850	861
Pride International, Inc. 6.875% 8/15/20		2,775	3,293
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)		1,730	1,756
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,450	1,523
Vier Gas Transport GmbH:
2% 6/12/20 (Reg. S)	EUR	1,850	2,378
2.875% 6/12/25 (Reg. S)	EUR	2,300	2,912
			54,130
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		5,985	5,551
Afren PLC 11.5% 2/1/16 (h)		2,655	2,921
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)		3,080	3,111
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (h)		2,730	2,457
6.625% 10/1/20 (h)		1,030	1,033
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co. 10.25% 6/1/14		$ 1,820	$ 1,920
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,595
9.625% 8/1/20 (h)		4,120	4,450
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,798
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,816
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,071
6.5% 1/15/22		5,640	5,894
7% 1/15/21		2,565	2,757
Continental Resources, Inc.:
4.5% 4/15/23 (h)		6,380	6,189
5% 9/15/22		20,805	21,013
7.125% 4/1/21		2,265	2,469
8.25% 10/1/19		770	847
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,010	2,070
7.75% 4/1/19 (h)		3,900	4,037
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,638
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)		6,220	6,111
Denbury Resources, Inc. 8.25% 2/15/20		3,449	3,725
DTEK Finance BV 9.5% 4/28/15 (h)		449	455
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,809
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,331
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,942
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,588
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,330
Forest Oil Corp. 7.5% 9/15/20 (h)		5,720	5,434
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)		2,050	2,030
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		2,318	2,306
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,004
GPN Capital SA 2.933% 4/26/18 (Reg. S)	EUR	3,700	4,597
Halcon Resources Corp. 8.875% 5/15/21		3,525	3,410
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		$ 3,220	$ 3,317
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,194
Indo Energy Finance II BV 6.375% 1/24/23 (h)		2,125	1,859
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (h)		5,685	5,486
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	3,950	5,211
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		3,155	3,407
7% 5/5/20 (h)		3,530	3,989
9.125% 7/2/18 (h)		4,045	4,834
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		2,290	2,105
5.75% 4/30/43 (h)		3,310	2,923
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,354
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)		1,415	1,348
7.75% 2/1/21		7,350	7,368
8.625% 4/15/20		7,917	8,313
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	1,960
6.25% 6/15/22		5,454	5,590
6.75% 11/1/20		1,690	1,779
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,525	5,484
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,355
6.875% 2/1/20		11,450	11,794
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		1,910	1,929
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		6,068	6,432
Pan American Energy LLC 7.875% 5/7/21 (h)		5,250	5,053
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,660
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,400	11,024
6.625% 6/15/38		395	414
8.625% 12/1/23		430	538
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 6.5% 5/15/21 (h)		$ 3,570	$ 3,436
Petrobras Global Finance BV 2.4141% 1/15/19 (m)		2,865	2,791
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,561
6.875% 1/20/40		3,850	3,835
8.375% 12/10/18		3,950	4,674
Petroleos de Venezuela SA:
4.9% 10/28/14		14,940	13,969
5.375% 4/12/27		4,910	2,946
5.5% 4/12/37		2,230	1,288
8% 11/17/13		8,020	8,020
8.5% 11/2/17 (h)		43,145	39,262
9% 11/17/21 (Reg. S)		6,215	5,221
9.75% 5/17/35 (h)		9,475	7,485
12.75% 2/17/22 (h)		14,800	14,911
Petroleos Mexicanos:
3.5% 1/30/23 (h)		3,645	3,363
4.875% 1/24/22		3,430	3,481
5.5% 1/21/21		4,255	4,559
5.5% 6/27/44		4,755	4,291
5.5% 6/27/44 (h)		1,640	1,478
6% 3/5/20		2,680	2,961
6.5% 6/2/41		7,030	7,258
6.625% (h)(i)		13,875	14,118
8% 5/3/19		2,420	2,952
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,093
PT Adaro Indonesia 7.625% 10/22/19 (h)		6,000	6,300
PT Pertamina Persero:
4.3% 5/20/23 (h)		530	488
4.875% 5/3/22 (h)		4,035	3,864
5.25% 5/23/21 (h)		2,930	2,901
5.625% 5/20/43 (h)		430	368
6% 5/3/42 (h)		3,660	3,422
6.5% 5/27/41 (h)		4,290	4,140
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,928
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,563
Range Resources Corp.:
5% 8/15/22		5,175	5,020
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.: - continued
5% 3/15/23		$ 7,785	$ 7,590
5.75% 6/1/21		1,735	1,778
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,083
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,817
9.5% 4/15/18		3,220	3,478
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (h)		6,300	5,954
SemGroup Corp. 7.5% 6/15/21 (h)		3,490	3,542
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)		1,110	1,066
6.375% 8/1/22		1,744	1,827
6.875% 2/1/21		2,425	2,571
11.25% 7/15/17		3,605	3,794
Teekay Corp. 8.5% 1/15/20		3,285	3,564
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,548
7.625% 4/1/37		1,550	2,037
8.375% 6/15/32		1,570	2,100
Tesoro Corp.:
4.25% 10/1/17		2,530	2,593
5.375% 10/1/22		2,850	2,886
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)		860	851
Venoco, Inc. 8.875% 2/15/19		2,705	2,637
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,306
Western Refining, Inc. 6.25% 4/1/21 (h)		5,430	5,308
WPX Energy, Inc. 6% 1/15/22		6,100	6,146
Zhaikmunai International BV 7.125% 11/13/19 (h)		4,630	4,630
			582,949
TOTAL ENERGY			637,079
FINANCIALS - 6.6%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)		3,245	779
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.6%
Access Finance BV 7.25% 7/25/17 (h)		$ 3,140	$ 3,093
Akbank T.A.S. 7.5% 2/5/18 (h)	TRY	4,325	2,052
BBVA Paraguay SA 9.75% 2/11/16 (h)		3,855	4,048
BNP Paribas SA 2.5% 8/23/19	EUR	730	963
CBOM Finance PLC 8.25% 8/5/14		2,005	2,073
CIT Group, Inc.:
5% 8/15/22		7,130	7,077
5.25% 3/15/18		7,020	7,213
5.375% 5/15/20		9,060	9,275
5.5% 2/15/19 (h)		31,085	32,095
Credit Commercial de France 1.875% 1/16/20	EUR	8,000	10,238
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		1,585	1,395
Development Bank of Philippines 8.375% (i)(m)		5,840	6,249
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	125,600	2,070
Finansbank A/S:
5.15% 11/1/17 (h)		7,690	7,459
5.5% 5/11/16 (Reg. S)		1,890	1,871
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		5,250	5,460
HSBC SFH France SA 2% 10/16/23	EUR	4,400	5,544
HSBK (Europe) BV 7.25% 5/3/17 (h)		3,395	3,497
JSC Kazkommertsbank BV 8% 11/3/15 (h)		2,475	2,438
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		850	795
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,860	2,860
Magyar Export-Import Bank 5.5% 2/12/18 (h)		2,435	2,405
RSHB Capital SA 6% 6/3/21 (h)(m)		1,985	1,968
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		2,926	2,472
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,685	9,467
Vnesheconombank Via VEB Finance PLC:
6.025% 7/25/22 (h)		3,690	3,796
6.8% 11/22/25 (h)		3,980	4,253
6.902% 7/9/20 (h)		6,320	6,936
			149,062
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.7%
Ally Financial, Inc.:
5.5% 2/15/17		$ 6,620	$ 6,918
7.5% 9/15/20		41,640	47,990
8% 3/15/20		34,765	40,371
Ford Motor Credit Co. LLC:
4.25% 9/20/22		4,398	4,320
5.75% 2/1/21		2,070	2,242
5.875% 8/2/21		15,415	16,806
General Motors Acceptance Corp. 8% 11/1/31		24,015	28,698
GMAC LLC 8% 11/1/31		56,464	68,039
SLM Corp.:
5.5% 1/25/23		16,355	15,419
6% 1/25/17		8,050	8,292
7.25% 1/25/22		7,295	7,605
8% 3/25/20		6,200	6,681
			253,381
Diversified Financial Services - 1.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,127
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,025	4,937
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,075	5,878
Canada Housing Trust No. 1 2.35% 9/15/23 (h)	CAD	17,000	15,319
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,430	1,552
Citigroup, Inc. 5.9% (i)(m)		11,900	11,781
FMS Wertmanagement AoeR 3% 9/8/21	EUR	9,700	13,782
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		2,480	2,412
4.25% 5/15/23 (h)		2,170	2,021
6.75% 6/1/18		5,660	6,155
GTB Finance BV 7.5% 5/19/16 (h)		3,555	3,697
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		3,755	3,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		8,595	9,025
Indo Energy Finance BV 7% 5/7/18 (h)		5,330	5,223
Landry's Acquisition Co. 9.375% 5/1/20 (h)		780	821
Magnesita Finance Ltd. 8.625% (h)(i)		2,265	2,242
TMK Capital SA 7.75% 1/27/18		6,355	6,323
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 1,875	$ 2,058
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		2,780	2,836
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,250	6,270
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		23,076	23,250
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		5,435	5,701
			140,390
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		2,105	2,237
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (h)		4,205	4,100
4.625% 5/1/23 (h)		4,205	4,121
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,653
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,545
7.5% 2/15/20		4,325	4,628
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,633
			35,680
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,345	5,996
6.625% 10/15/20		5,015	5,291
Realogy Corp.:
7.625% 1/15/20 (h)		5,540	6,011
7.875% 2/15/19 (h)		4,965	5,238
9% 1/15/20 (h)		3,270	3,646
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		6,295	5,980
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.: - continued
7.75% 4/15/20 (h)		$ 2,413	$ 2,600
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,388	3,793
			38,555
TOTAL FINANCIALS			620,084
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,154
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,222
7.125% 7/15/20		13,700	14,180
8% 11/15/19		12,550	13,334
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,870
DaVita, Inc.:
5.75% 8/15/22		8,500	8,479
6.375% 11/1/18		4,010	4,186
6.625% 11/1/20		19,300	20,410
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (h)		6,310	6,531
5.875% 1/31/22 (h)		14,710	15,372
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,126
HCA Holdings, Inc.:
6.25% 2/15/21		4,985	5,072
7.75% 5/15/21		34,550	37,055
HCA, Inc.:
4.75% 5/1/23		5,215	4,993
5.875% 3/15/22		16,855	17,297
5.875% 5/1/23		17,605	17,561
6.5% 2/15/20		13,550	14,583
7.25% 9/15/20		21,345	22,893
7.5% 2/15/22		10,195	11,227
8% 10/1/18		1,200	1,379
Health Management Associates, Inc. 7.375% 1/15/20		2,585	2,818
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 2,560	$ 2,490
8.125% 2/15/20		6,585	7,112
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		3,670	3,704
InVentiv Health, Inc. 11% 8/15/18 (h)		795	676
ResCare, Inc. 10.75% 1/15/19		2,445	2,738
Rotech Healthcare, Inc. 10.5% 3/15/18 (d)		2,210	1,127
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,577
8.125% 11/1/18		2,590	2,778
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)		8,390	7,740
4.5% 4/1/21 (h)		3,670	3,404
4.75% 6/1/20		3,380	3,257
6.25% 11/1/18		6,540	6,883
6.75% 2/1/20		12,150	11,786
6.875% 11/15/31		9,855	8,475
8% 8/1/20		6,190	6,399
UHS Escrow Corp. 7% 10/1/18		910	951
			300,685
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,340	4,741
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)		3,730	4,103
			8,844
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,425	3,768
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		8,070	8,080
6.875% 12/1/18 (h)		7,955	8,154
VPI Escrow Corp. 6.375% 10/15/20 (h)		15,390	15,198
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VPII Escrow Corp.:
6.75% 8/15/18 (h)(j)		$ 12,010	$ 12,325
7.5% 7/15/21 (h)(j)		6,080	6,316
			50,073
TOTAL HEALTH CARE			365,524
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	427
12% 11/1/14 pay-in-kind		1,362	1,374
Bombardier, Inc. 6.125% 1/15/23 (h)		4,095	4,075
GenCorp, Inc. 7.125% 3/15/21 (h)		1,145	1,185
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		12,418	13,272
7.125% 3/15/21		1,485	1,596
Triumph Group, Inc. 4.875% 4/1/21 (h)		4,250	4,229
			26,158
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (h)		2,250	2,244
5.375% 11/15/22 (h)		1,475	1,471
9.25% 8/1/15 (h)		6,360	6,662
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,026	2,978
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		682	723
6.125% 4/29/18 (h)		1,470	1,485
7.25% 11/10/19		3,848	4,502
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,700	8,704
8.021% 8/10/22		2,775	3,032
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		2,625	2,474
Series 2013-1 Class B, 4.95% 1/15/22		2,100	1,979
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,709	1,871
8.028% 11/1/17		463	488
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 6,295	$ 5,933
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,352	4,918
Series 2012-2:
Class A, 4.625% 12/3/26		2,045	2,004
Class B, 6.75% 12/3/22		1,595	1,659
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		4,775	4,596
Class B, 5.375% 5/15/23		1,975	1,940
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,388	6,155
United Continental Holdings, Inc. 6.375% 6/1/18		825	811
			66,629
Building Products - 0.1%
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)		655	662
HD Supply, Inc.:
8.125% 4/15/19		2,065	2,261
11% 4/15/20		3,990	4,648
Nortek, Inc. 8.5% 4/15/21 (h)		2,305	2,443
			10,014
Commercial Services & Supplies - 0.5%
ADS Tactical, Inc. 11% 4/1/18 (h)		1,465	1,414
American Reprographics Co. 10.5% 12/15/16		4,135	4,094
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,600
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,614
5.25% 8/1/20		2,915	2,959
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,692
Garda World Security Corp. 9.75% 3/15/17 (h)		2,020	2,136
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,047
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		765	767
R.R. Donnelley & Sons Co. 7.875% 3/15/21		4,240	4,325
Tervita Corp.:
8% 11/15/18 (h)		3,665	3,683
9.75% 11/1/19 (h)		4,170	3,878
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,305	$ 6,809
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,080	2,556
			45,574
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		4,485	4,261
Odebrecht Finance Ltd. 7.5% (h)(i)		10,985	10,875
			15,136
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,140	2,060
6.5% 5/15/19 (h)		4,840	4,991
			7,051
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	2,990	3,819
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,180	3,971
Terex Corp. 6% 5/15/21		10,330	10,433
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)		2,955	3,251
			17,655
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,379
Navios Maritime Holdings, Inc. 8.875% 11/1/17		4,255	4,415
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		1,195	1,282
9.25% 4/15/19 (h)		1,185	1,271
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (h)		2,790	2,790
9% 11/24/14		2,570	2,574
			14,711
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (h)		2,215	2,392
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		400	454
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)		$ 3,980	$ 4,139
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)		3,045	3,304
Shortline PLC 9.5% 5/21/18 (h)		1,650	1,506
Swift Services Holdings, Inc. 10% 11/15/18		2,565	2,822
Western Express, Inc. 12.5% 4/15/15 (h)		3,580	2,363
			16,980
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		1,020	1,015
Aircastle Ltd.:
6.25% 12/1/19		4,985	5,178
6.75% 4/15/17		4,055	4,258
7.625% 4/15/20		3,275	3,603
9.75% 8/1/18		7,995	8,775
International Lease Finance Corp.:
3.875% 4/15/18		6,065	5,701
4.625% 4/15/21		5,675	5,249
5.75% 5/15/16		6,725	6,911
5.875% 4/1/19		16,845	17,013
6.25% 5/15/19		17,040	17,509
6.75% 9/1/16 (h)		5,845	6,313
7.125% 9/1/18 (h)		23,540	26,012
8.25% 12/15/20		11,050	12,417
8.625% 1/15/22		18,890	21,724
8.75% 3/15/17		14,680	16,405
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,290	1,251
			159,334
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		5,934	5,459
TOTAL INDUSTRIALS			388,520
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (h)		4,635	3,430
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (h)		2,840	2,663
6.875% 1/15/20		675	716
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 8,530	$ 6,461
6.5% 1/15/28		4,625	3,469
			16,739
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (h)		8,390	7,824
7% 11/1/21		5,730	6,131
			13,955
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,925	2,031
Flextronics International Ltd.:
4.625% 2/15/20 (h)		4,075	3,953
5% 2/15/23 (h)		2,125	2,056
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,185
			10,225
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)		3,060	3,121
IAC/InterActiveCorp 4.75% 12/15/22 (h)		5,250	4,961
j2 Global, Inc. 8% 8/1/20		2,970	3,104
VeriSign, Inc. 4.625% 5/1/23 (h)		3,740	3,628
			14,814
IT Services - 0.4%
Audatex North America, Inc. 6% 6/15/21 (h)		6,055	6,070
Ceridian Corp. 11% 3/15/21 (h)		2,010	2,221
First Data Corp. 11.75% 8/15/21 (h)		6,295	5,666
NeuStar, Inc. 4.5% 1/15/23 (h)		1,575	1,488
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,101	10,732
13.375% 10/15/19		7,170	7,923
			34,100
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		4,740	4,645
5.75% 2/15/21 (h)		4,280	4,334
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV/NXP Funding LLC: - continued
5.75% 3/15/23 (h)		$ 2,585	$ 2,617
9.75% 8/1/18 (h)		3,007	3,364
Spansion LLC 11.25% 1/15/16 (d)(h)		3,550	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		680	649
			15,609
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,085	2,059
SAP AG 2.125% 11/13/19	EUR	7,350	9,484
			11,543
TOTAL INFORMATION TECHNOLOGY			116,985
MATERIALS - 3.3%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (h)		1,350	1,283
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		2,295	2,197
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)		10,030	9,980
INEOS Group Holdings SA 6.125% 8/15/18 (h)		4,205	4,037
LyondellBasell Industries NV:
5% 4/15/19		6,310	6,866
5.75% 4/15/24		6,310	6,939
6% 11/15/21		2,780	3,124
Momentive Performance Materials, Inc.:
9% 1/15/21		1,925	1,651
10% 10/15/20		14,945	15,543
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		29,370	30,692
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		1,725	1,725
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(m)		6,430	6,430
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		2,838	3,008
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)		2,880	2,822
PolyOne Corp.:
5.25% 3/15/23 (h)		2,630	2,656
7.375% 9/15/20		1,645	1,793
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		$ 1,810	$ 1,796
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,090	1,214
TPC Group, Inc. 8.75% 12/15/20 (h)		6,250	6,344
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,515	8,174
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,085	2,142
			120,416
Construction Materials - 0.2%
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (h)		2,495	2,620
CEMEX Finance LLC 9.375% 10/12/22 (h)		2,070	2,251
CEMEX SA de CV:
5.2756% 9/30/15 (h)(m)		4,650	4,720
9.5% 6/15/18 (h)		7,835	8,462
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		2,680	2,734
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)		2,895	3,098
			23,885
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)		975	907
7% 11/15/20 (h)		2,560	2,458
BWAY Holding Co. 10% 6/15/18		2,265	2,480
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,770	1,859
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,764
7.5% 12/15/96		4,010	3,789
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,272
Rock-Tenn Co. 4.9% 3/1/22		1,215	1,253
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)		2,245	2,368
8.375% 6/15/19 (h)		3,040	3,207
Sealed Air Corp. 5.25% 4/1/23 (h)		2,170	2,110
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc. 5% 4/1/20		$ 8,430	$ 8,304
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		3,028	3,217
			38,988
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (h)		30	59
9% 12/15/14 pay-in-kind (d)(m)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (h)		3,470	3,713
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)		890	903
Edgen Murray Corp. 8.75% 11/1/20 (h)		5,055	5,004
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,250	2,031
8.25% 11/10/15 (h)		7,490	7,902
9.5% 4/24/18 (Reg. S)		2,675	2,836
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)		5,550	5,397
6.875% 2/1/18 (h)		6,817	6,732
6.875% 4/1/22 (h)		8,025	7,784
8.25% 11/1/19 (h)		17,605	18,089
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		3,840	3,149
IAMGOLD Corp. 6.75% 10/1/20 (h)		5,155	4,356
Inmet Mining Corp. 7.5% 6/1/21 (h)		2,575	2,466
Metinvest BV 10.25% 5/20/15 (h)		4,230	4,336
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		1,975	1,442
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,025	810
Mongolian Mining Corp. 8.875% 3/29/17 (h)		1,685	1,432
New Gold, Inc.:
6.25% 11/15/22 (h)		3,855	3,672
7% 4/15/20 (h)		1,295	1,301
Nord Gold NV 6.375% 5/7/18 (h)		3,035	2,580
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		4,195	3,985
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)		1,435	1,535
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,110	3,188
RathGibson, Inc. 11.25% 2/15/14 (d)		2,446	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)		5,985	6,045
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (h)		$ 9,055	$ 9,123
Severstal Columbus LLC 10.25% 2/15/18		4,440	4,695
Southern Copper Corp.:
6.75% 4/16/40		2,305	2,266
7.5% 7/27/35		3,445	3,686
Steel Dynamics, Inc. 5.25% 4/15/23 (h)		2,020	1,990
			122,507
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,215
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,188
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (m)		854	491
NewPage Corp.:
6.5241% 5/1/49 (d)(m)		2,460	0
11.375% 12/31/14 (d)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,340
			9,234
TOTAL MATERIALS			315,030
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		2,630	2,840
Altice Financing SA 7.875% 12/15/19 (h)		4,110	4,295
Altice Finco SA 9.875% 12/15/20 (h)		4,825	5,163
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,427
9% 8/15/31		3,545	3,510
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,335
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)		4,765	4,990
Eileme 2 AB 11.625% 1/31/20 (h)		8,215	9,406
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		4,250	4,208
Frontier Communications Corp.:
7.625% 4/15/24		7,235	7,253
8.5% 4/15/20		10,775	11,893
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.: - continued
8.75% 4/15/22		$ 5,851	$ 6,378
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		2,430	2,564
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		1,090	1,101
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,452
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,500
8.625% 7/15/20		7,650	8,109
Lynx I Corp. 5.375% 4/15/21 (h)		2,750	2,750
Lynx II Corp. 6.375% 4/15/23 (h)		1,555	1,567
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)		3,100	3,108
Sprint Capital Corp.:
6.875% 11/15/28		29,285	28,114
8.75% 3/15/32		27,997	30,797
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		2,200	2,266
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	8,250	10,275
TW Telecom Holdings, Inc. 5.375% 10/1/22		3,360	3,335
U.S. West Communications:
6.875% 9/15/33		2,265	2,191
7.25% 9/15/25		420	470
7.25% 10/15/35		1,205	1,211
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,269
			171,777
Wireless Telecommunication Services - 2.8%
Crown Castle International Corp. 5.25% 1/15/23		7,070	6,787
Digicel Group Ltd.:
6% 4/15/21 (h)		24,270	23,178
7% 2/15/20 (h)		860	856
8.25% 9/1/17 (h)		2,150	2,236
8.25% 9/30/20 (h)		40,580	42,000
10.5% 4/15/18 (h)		30,955	32,812
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)		16,895	15,839
6.625% 12/15/22 (h)		15,090	14,600
7.25% 4/1/19		10,020	10,421
7.25% 10/15/20		13,410	14,081
7.5% 4/1/21		24,110	25,105
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 3,755	$ 4,027
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)		7,135	7,260
6.625% 4/1/23 (h)		7,135	7,260
7.875% 9/1/18		3,440	3,664
Millicom International Cellular SA 4.75% 5/22/20 (h)		2,205	2,106
MTS International Funding Ltd.:
5% 5/30/23 (h)		5,205	4,984
8.625% 6/22/20 (h)		7,505	8,818
NII Capital Corp. 7.625% 4/1/21		5,672	4,410
NII International Telecom S.C.A. 11.375% 8/15/19 (h)		4,150	4,441
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		10,314	10,262
Sprint Nextel Corp. 6% 11/15/22		6,225	6,085
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		5,175	5,473
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,625	3,870
VimpelCom Holdings BV 5.2% 2/13/19 (h)		2,375	2,304
			262,879
TOTAL TELECOMMUNICATION SERVICES			434,656
UTILITIES - 3.2%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (h)		2,520	2,596
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,700	2,945
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,350	1,259
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		6,631	3,233
Hrvatska Elektroprivreda 6% 11/9/17 (h)		1,425	1,425
Majapahit Holding BV 7.75% 1/20/20 (h)		1,935	2,148
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,815
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	91,800	2,759
			20,180
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,736
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 8,245	$ 10,288
8% 3/1/32		6,265	8,310
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,276
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,226	3,355
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		13,070	11,502
			37,467
Independent Power Producers & Energy Traders - 2.6%
Atlantic Power Corp. 9% 11/15/18		7,965	8,045
Calpine Corp.:
7.5% 2/15/21 (h)		4,910	5,241
7.875% 7/31/20 (h)		7,128	7,680
7.875% 1/15/23 (h)		21,267	22,968
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	7,716
11.25% 11/1/17 pay-in-kind (m)		7,535	6,160
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)		6,345	6,440
10% 12/1/20		47,686	52,097
10% 12/1/20 (h)		9,895	10,810
11% 10/1/21		26,975	28,931
12.25% 12/1/18 pay-in-kind (h)		6,783	5,636
12.25% 3/1/22 (h)		29,380	32,465
GenOn Energy, Inc. 9.875% 10/15/20		10,145	11,160
Listrindo Capital BV 6.95% 2/21/19 (h)		2,130	2,205
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		2,565	3,104
The AES Corp. 4.875% 5/15/23		4,715	4,385
TXU Corp.:
5.55% 11/15/14		1,623	1,250
6.5% 11/15/24		13,610	9,323
6.55% 11/15/34		26,380	17,807
			243,423
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		$ 3,200	$ 3,393
TOTAL UTILITIES			304,463
TOTAL NONCONVERTIBLE BONDS			3,845,563
TOTAL CORPORATE BONDS (Cost $3,729,188)			3,862,951
U.S. Government and Government Agency Obligations - 19.8%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.5% 7/2/15 (g)		50,788	50,855
0.5% 3/30/16		10,943	10,880
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,513
0.875% 12/27/13		625	627
1% 6/21/17		7,560	7,495
Private Export Funding Corp. secured 4.974% 8/15/13		2,110	2,122
Small Business Administration guaranteed development participation certificates Series 2003-P10B Class 1, 5.136% 8/10/13		48	48
Tennessee Valley Authority 5.375% 4/1/56		6,100	7,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			82,585
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.625% 2/15/43		12,949	10,885
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds:
2.75% 11/15/42		20,224	17,462
2.875% 5/15/43		11,873	10,522
3.125% 2/15/43		175,959	164,434
5.25% 2/15/29		10,732	13,646
5.375% 2/15/31		34,558	45,012
6.125% 8/15/29 (k)		6,000	8,344
7.5% 11/15/16		6,120	7,480
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24		$ 5,168	$ 7,661
7.875% 2/15/21		5,350	7,577
9.875% 11/15/15 (l)		7,956	9,714
U.S. Treasury Notes:
0.25% 3/31/15		4,839	4,833
0.25% 5/31/15		8,500	8,484
0.25% 7/15/15		118,806	118,463
0.25% 10/15/15		119,976	119,414
0.25% 4/15/16		3,303	3,271
0.25% 5/15/16		24,408	24,145
0.375% 1/15/16		147,337	146,784
0.5% 6/15/16		90,000	89,606
0.5% 7/31/17		45,462	44,354
0.625% 4/30/18		24,024	23,206
0.75% 6/30/17		23,999	23,692
0.875% 11/30/16		25,803	25,813
0.875% 4/30/17		12,834	12,767
0.875% 1/31/18		55,114	54,111
0.875% 7/31/19		41,960	39,941
1% 9/30/16		71,568	72,032
1% 10/31/16		19,480	19,590
1% 5/31/18		87,431	85,894
1.375% 6/30/18		6,000	5,994
1.375% 5/31/20		87,086	83,984
1.75% 7/31/15		11,577	11,903
1.75% 5/15/23		21,217	19,858
1.875% 6/30/15		8,436	8,688
1.875% 9/30/17		27,900	28,717
1.875% 10/31/17		3,876	3,987
1.875% 6/30/20		72,158	71,842
2.125% 5/31/15		3,490	3,608
2.375% 2/28/15		45,000	46,550
2.375% 6/30/18		23,941	25,086
2.5% 3/31/15		1,076	1,117
2.5% 4/30/15		18,295	19,014
2.75% 11/30/16		10,000	10,634
3% 2/28/17		15,000	16,111
3.125% 10/31/16		22,651	24,360
3.125% 1/31/17		25,536	27,539
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18		$ 39,726	$ 43,699
4.5% 5/15/17		48,040	54,394
TOTAL U.S. TREASURY OBLIGATIONS			1,715,337
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (m)		3,021	3,029
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (m)		5,162	5,183
Series 2011-R4 Class 1A, 0.5733% 3/6/20 (NCUA Guaranteed) (m)		2,676	2,680
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,323
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,696
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,477
TOTAL OTHER GOVERNMENT RELATED			68,388
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,885,394)			1,877,195
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 2.0%
2.051% 9/1/33 (m)		573	600
2.105% 11/1/35 (m)		407	428
2.362% 2/1/36 (m)		96	102
2.415% 11/1/33 (m)		133	141
2.428% 10/1/35 (m)		39	40
2.541% 6/1/36 (m)		44	47
2.546% 1/1/35 (m)		294	310
2.595% 3/1/33 (m)		142	150
2.614% 6/1/47 (m)		173	185
2.647% 2/1/37 (m)		553	590
2.653% 7/1/35 (m)		217	230
2.679% 11/1/36 (m)		50	53
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Fannie Mae - continued
2.69% 5/1/36 (m)		$ 59	$ 63
2.763% 4/1/36 (m)		377	403
2.78% 9/1/36 (m)		136	145
3% 7/1/43 (j)		20,900	20,413
3% 7/1/43 (j)		6,400	6,251
3% 7/1/43 (j)		38,200	37,311
3% 7/1/43 (j)		27,300	26,664
3.178% 8/1/35 (m)		841	896
3.5% 8/1/42 to 7/1/43 (j)		62,405	62,624
4.5% 8/1/41		786	837
5% 2/1/22 to 9/1/22		5,767	6,182
5.5% 10/1/20 to 11/1/34		12,836	13,922
6% 6/1/16 to 10/1/16		57	59
6.129% 3/1/37 (m)		49	53
6.5% 8/1/13 to 8/1/36		7,044	7,996
TOTAL FANNIE MAE			186,695
Freddie Mac - 0.9%
1.945% 3/1/35 (m)		147	153
2.108% 5/1/37 (m)		92	97
2.144% 2/1/37 (m)		58	60
2.167% 6/1/33 (m)		310	325
2.22% 8/1/37 (m)		108	113
2.228% 6/1/37 (m)		38	40
2.229% 3/1/37 (m)		44	46
2.336% 1/1/36 (m)		88	93
2.375% 5/1/37 (m)		73	77
2.427% 1/1/37 (m)		394	418
2.458% 10/1/35 (m)		294	312
2.492% 4/1/35 (m)		31	33
2.493% 10/1/36 (m)		388	413
2.518% 5/1/37 (m)		610	651
2.531% 5/1/37 (m)		1,082	1,161
2.556% 2/1/36 (m)		9	10
2.561% 6/1/37 (m)		280	300
2.615% 9/1/35 (m)		73	78
2.626% 6/1/37 (m)		66	71
2.641% 7/1/35 (m)		312	327
2.673% 7/1/35 (m)		261	280
2.699% 4/1/37 (m)		114	121
2.72% 4/1/37 (m)		8	8
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Freddie Mac - continued
3.057% 7/1/36 (m)		$ 126	$ 134
3.185% 10/1/35 (m)		60	65
3.5% 6/1/42 to 6/1/43		40,642	40,730
4% 3/1/42 to 4/1/42		12,847	13,423
4.5% 8/1/33 to 10/1/41		4,396	4,670
5.5% 11/1/18 to 7/1/35		13,062	14,045
6% 1/1/24		2,062	2,286
6.5% 7/1/14 to 3/1/22		1,119	1,222
TOTAL FREDDIE MAC			81,762
Ginnie Mae - 2.2%
4% 6/15/24 to 3/15/26		8,393	8,918
4.3% 8/20/61 (q)		2,966	3,227
4.5% 3/15/25 to 6/15/25		6,392	6,842
4.515% 3/20/62 (q)		10,473	11,530
4.53% 10/20/62 (q)		3,088	3,411
4.55% 5/20/62 (q)		19,322	21,310
4.556% 12/20/61 (q)		11,257	12,397
4.604% 3/20/62 (q)		5,515	6,092
4.626% 3/20/62 (q)		3,765	4,158
4.649% 2/20/62 (q)		1,959	2,165
4.65% 3/20/62 (q)		3,474	3,842
4.682% 2/20/62 (q)		2,622	2,901
4.684% 1/20/62 (q)		12,313	13,615
4.751% 12/20/60 (q)		2,062	2,264
4.804% 3/20/61 (q)		6,942	7,655
4.834% 3/20/61 (q)		12,513	13,809
5.47% 8/20/59 (q)		2,020	2,183
5.492% 4/20/60 (q)		8,408	9,441
5.612% 4/20/58 (q)		3,675	3,881
6% 6/15/36 to 12/20/38		27,670	30,525
6.5% 8/20/38 to 9/20/38		36,219	40,774
TOTAL GINNIE MAE			210,940
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $484,042)			479,397
Asset-Backed Securities - 0.0%
		Principal Amount (000s)(e)	Value (000s)
Leek Finance PLC Series 18X Class BC, 1.012% 9/21/38 (m)	EUR	600	$ 734
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	2,057	3,492
TOTAL ASSET-BACKED SECURITIES (Cost $4,725)			4,226
Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.693% 9/25/23 (m)		891	896
Series 2010-15 Class FJ, 1.123% 6/25/36 (m)		7,013	7,179
Series 2010-86 Class FE, 0.643% 8/25/25 (m)		879	886
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,096	4,373
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		33	35
Series 2003-113 Class PE, 4% 11/25/18		1,175	1,247
Series 2003-70 Class BJ, 5% 7/25/33		733	797
Series 2004-80 Class LD, 4% 1/25/19		474	482
Series 2005-19 Class PA, 5.5% 7/25/34		2,527	2,752
Series 2005-27 Class NE, 5.5% 5/25/34		3,330	3,570
Series 2005-52 Class PB, 6.5% 12/25/34		278	291
Series 2005-64 Class PX, 5.5% 6/25/35		2,431	2,681
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,194
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,377
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		116	124
Series 2003-117 Class MD, 5% 12/25/23		1,501	1,625
Series 2004-91 Class Z, 5% 12/25/34		4,374	4,829
Series 2004-95 Class AN, 5.5% 1/25/25		406	418
Series 2005-117, Class JN, 4.5% 1/25/36		735	795
Series 2005-14 Class ZB, 5% 3/25/35		1,894	2,091
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,550
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,405
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,573
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,664
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,393
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		602	56
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		909	79
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		3,644	579
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-39 Class FG, 1.113% 3/25/36 (m)		$ 4,255	$ 4,354
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		1,881	195
Series 2011-67 Class AI, 4% 7/25/26 (o)		1,195	135
Series 2013-40 Class PV, 2% 1/25/26		4,755	4,817
Freddie Mac:
floater:
Series 2630 Class FL, 0.6925% 6/15/18 (m)		29	29
Series 2711 Class FC, 1.0925% 2/15/33 (m)		2,845	2,888
floater planned amortization class Series 2770 Class FH, 0.5925% 3/15/34 (m)		2,565	2,577
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		3,878	4,017
Series 2101 Class PD, 6% 11/15/28		77	85
Series 2115 Class PE, 6% 1/15/14		4	4
Series 2376 Class JE, 5.5% 11/15/16		119	125
Series 2381 Class OG, 5.5% 11/15/16		69	72
Series 2425 Class JH, 6% 3/15/17		158	168
Series 2672 Class MG, 5% 9/15/23		3,063	3,394
Series 2695 Class DG, 4% 10/15/18		2,497	2,613
Series 2996 Class MK, 5.5% 6/15/35		254	281
Series 3415 Class PC, 5% 12/15/37		1,318	1,420
Series 3763 Class QA, 4% 4/15/34		2,497	2,636
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,261
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		194	215
Series 2877 Class ZD, 5% 10/15/34		5,717	6,243
Series 3277 Class B, 4% 2/15/22		2,600	2,777
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,110
Series 3578 Class B, 4.5% 9/15/24		3,410	3,646
Series 4176 Class BA, 3% 2/15/33		3,266	3,364
Series 2715 Class NG, 4.5% 12/15/18		927	984
Series 4181 Class LA, 3% 3/15/37		4,449	4,556
Series 4182 Class BA, 3% 6/15/37		18,052	18,516
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6916% 7/20/37 (m)		1,446	1,454
Series 2008-2 Class FD, 0.6716% 1/20/38 (m)		369	371
Series 2008-73 Class FA, 1.0516% 8/20/38 (m)		2,153	2,189
Series 2008-83 Class FB, 1.0916% 9/20/38 (m)		2,246	2,285
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-108 Class CF, 0.7925% 11/16/39 (m)		$ 1,925	$ 1,941
Series 2009-116 Class KF, 0.7225% 12/16/39 (m)		1,701	1,712
Series 2010-9 Class FA, 0.7125% 1/16/40 (m)		2,544	2,559
Series 2010-H17 Class FA, 0.5233% 7/20/60 (m)(q)		5,359	5,283
Series 2010-H18 Class AF, 0.4982% 9/20/60 (m)(q)		5,658	5,579
Series 2010-H19 Class FG, 0.4982% 8/20/60 (m)(q)		7,454	7,350
Series 2010-H27 Series FA, 0.5782% 12/20/60 (m)(q)		2,158	2,136
Series 2011-H05 Class FA, 0.6982% 12/20/60 (m)(q)		3,998	3,980
Series 2011-H07 Class FA, 0.6982% 2/20/61 (m)(q)		7,179	7,147
Series 2011-H12 Class FA, 0.6882% 2/20/61 (m)(q)		9,081	9,035
Series 2011-H13 Class FA, 0.6982% 4/20/61 (m)(q)		3,652	3,635
Series 2011-H14:
Class FB, 0.6982% 5/20/61 (m)(q)		4,164	4,145
Class FC, 0.6982% 5/20/61 (m)(q)		4,097	4,078
Series 2011-H17 Class FA, 0.7282% 6/20/61 (m)(q)		5,232	5,215
Series 2011-H21 Class FA, 0.7982% 10/20/61 (m)(q)		5,607	5,606
Series 2012-H01 Class FA, 0.8982% 11/20/61 (m)(q)		4,640	4,663
Series 2012-H03 Class FA, 0.8982% 1/20/62 (m)(q)		2,851	2,866
Series 2012-H06 Class FA, 0.8282% 1/20/62 (m)(q)		4,569	4,576
Series 2012-H07 Class FA, 0.8282% 3/20/62 (m)(q)		2,710	2,721
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,067	1,088
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		892	906
Series 2010-99 Class PT, 3.5% 8/20/33		1,151	1,174
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		2,250	454
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		$ 4,540	$ 4,864
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		7,913	8,568
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		10,183	11,320
Series 2010-H17 Class XP, 5.3019% 7/20/60 (m)(q)		14,628	16,307
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		11,027	12,200
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,020	11,338
Class ZC, 5.5% 7/16/34		10,836	12,123
Series 2012-64 Class KB, 3.3381% 5/20/41 (m)		1,856	2,049
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $314,685)			315,340
Commercial Mortgage Securities - 0.9%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0544% 10/22/37 (m)	GBP	850	906
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (m)		9,859	9,878
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,120	2,272
Series K014 Class A2, 3.871% 4/25/21		5,220	5,521
Series K015 Class A2, 3.23% 7/25/21		9,370	9,503
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,473
Series K009 Class A2, 3.808% 8/25/20		17,980	19,196
Series K017 Class A2, 2.873% 12/25/21		13,660	13,480
Series K501 Class A2, 1.655% 11/25/16		4,770	4,832
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (m)	EUR	749	972
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (m)	GBP	758	1,151
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $84,297)			81,184
Foreign Government and Government Agency Obligations - 22.0%
		Principal Amount (000s)(e)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 6,453	$ 3,613
7% 9/12/13		40,390	40,447
7% 10/3/15		20,010	16,958
Aruba Government 4.625% 9/14/23 (h)		2,380	2,237
Bahamian Republic 6.95% 11/20/29 (h)		3,060	3,519
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Barbados Government:
7% 8/4/22 (h)		1,553	1,553
7.25% 12/15/21 (h)		1,920	1,939
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,625	13,557
8.95% 1/26/18		3,765	3,756
Bermuda Government 4.138% 1/3/23 (h)		855	827
Brazilian Federative Republic:
5.625% 1/7/41		11,540	11,453
7.125% 1/20/37		7,795	9,335
8.25% 1/20/34		5,075	6,724
10.125% 5/15/27		4,510	7,024
12.25% 3/6/30		4,267	7,307
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	18,000	23,276
3.5% 6/1/18	EUR	24,000	31,314
5.5% 11/1/22	EUR	54,950	76,742
Canadian Government:
1.25% 2/1/16	CAD	98,350	93,281
1.25% 3/1/18	CAD	33,000	30,609
1.5% 6/1/23	CAD	61,450	53,616
3.5% 12/1/45	CAD	24,875	26,649
Central Bank of Nigeria warrants 11/15/20 (a)(p)		5,500	978
City of Buenos Aires 12.5% 4/6/15 (h)		11,115	11,059
Colombian Republic:
6.125% 1/18/41		4,255	4,723
7.375% 9/18/37		4,850	6,135
10.375% 1/28/33		6,915	10,673
11.75% 2/25/20		1,010	1,487
Congo Republic 3% 6/30/29 (f)		11,163	9,488
Costa Rican Republic:
4.25% 1/26/23 (h)		2,445	2,243
4.375% 4/30/25 (h)		1,980	1,812
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Costa Rican Republic: - continued
5.625% 4/30/43 (h)		$ 1,980	$ 1,822
Croatia Republic:
5.5% 4/4/23 (h)		4,585	4,447
6.25% 4/27/17 (h)		5,135	5,372
6.375% 3/24/21 (h)		4,110	4,290
6.625% 7/14/20 (h)		3,205	3,381
6.75% 11/5/19 (h)		4,640	4,953
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		1,235	1,161
6.25% 10/4/20 (h)		6,580	6,448
6.25% 7/27/21 (h)		3,140	3,077
7.4% 1/22/15 (h)		5,135	5,392
Dominican Republic:
1.25% 8/30/24 (m)		5,288	4,759
5.875% 4/18/24 (h)		2,300	2,220
7.5% 5/6/21 (h)		4,825	5,187
9.04% 1/23/18 (h)		2,601	2,822
Dutch Government 2.5% 1/15/33	EUR	3,650	4,668
El Salvador Republic:
7.625% 2/1/41 (h)		1,280	1,245
7.65% 6/15/35 (Reg. S)		2,020	1,959
8.25% 4/10/32 (Reg. S)		1,137	1,182
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	3,300	4,555
European Union 2.75% 9/21/21	EUR	12,000	16,701
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		330	341
French Government:
OAT 3.25% 5/25/45	EUR	17,850	22,580
1% 5/25/18	EUR	23,825	30,702
2.5% 10/25/20	EUR	16,600	22,706
3.5% 4/25/26	EUR	1,550	2,184
Georgia Republic 6.875% 4/12/21 (h)		3,020	3,231
German Federal Republic:
0.5% 2/23/18	EUR	70,275	90,579
1.5% 2/15/23	EUR	93,000	118,899
3.25% 7/4/42	EUR	14,750	22,358
4.75% 7/4/28	EUR	3,325	5,737
Guatemalan Republic:
4.875% 2/13/28 (h)		1,435	1,292
5.75% 6/6/22 (h)		2,765	2,765
Hungarian Republic:
4.125% 2/19/18		2,430	2,360
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Hungarian Republic: - continued
4.75% 2/3/15		$ 6,375	$ 6,471
7.625% 3/29/41		5,443	5,682
Indonesian Republic:
3.375% 4/15/23 (h)		2,250	2,008
4.625% 4/15/43 (h)		2,250	1,946
4.875% 5/5/21 (h)		6,560	6,724
5.25% 1/17/42 (h)		6,130	5,793
5.875% 3/13/20 (h)		6,095	6,567
6.625% 2/17/37 (h)		4,415	4,768
7.75% 1/17/38 (h)		6,750	8,336
8.5% 10/12/35 (Reg. S)		6,610	8,659
11.625% 3/4/19 (h)		7,145	9,717
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		10,260	9,773
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	32,819
5.5% 12/4/23		7,400	8,908
Italian Republic:
4.5% 7/15/15	EUR	28,200	38,330
5% 9/1/40	EUR	20,950	27,205
Ivory Coast 7.1% 12/31/32 (f)		305	252
Japan Government:
0.1% 4/15/15	JPY	2,900,000	29,226
1.1% 6/20/20	JPY	11,959,300	124,876
1.9% 9/20/30	JPY	5,100,000	54,164
Japan Government Thirty Year B 1.8% 3/20/43	JPY	1,075,000	10,744
Jordanian Kingdom 3.875% 11/12/15		2,625	2,579
Latvian Republic 2.75% 1/12/20 (h)		4,060	3,761
Lebanese Republic:
4% 12/31/17		11,176	10,840
4.75% 11/2/16		2,345	2,275
5.15% 11/12/18		2,455	2,345
5.45% 11/28/19		4,635	4,218
6.375% 3/9/20		3,500	3,273
Lithuanian Republic:
6.125% 3/9/21 (h)		3,855	4,297
6.625% 2/1/22 (h)		3,705	4,251
7.375% 2/11/20 (h)		5,080	6,033
Moroccan Kingdom:
4.25% 12/11/22 (h)		2,835	2,509
5.5% 12/11/42 (h)		1,700	1,420
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Panamanian Republic:
4.3% 4/29/53		$ 2,340	$ 1,854
6.7% 1/26/36		1,570	1,825
8.875% 9/30/27		1,600	2,208
Peruvian Republic:
4% 3/7/27 (f)		4,905	4,905
5.625% 11/18/50		1,840	1,863
6.55% 3/14/37		1,100	1,290
8.75% 11/21/33		6,325	9,171
Philippine Republic:
6.375% 1/15/32		1,565	1,847
7.75% 1/14/31		6,525	8,548
9.5% 2/2/30		6,435	9,620
10.625% 3/16/25		4,865	7,687
Plurinational State of Bolivia 4.875% 10/29/22 (h)		4,070	3,765
Polish Government 3% 3/17/23		2,465	2,231
Provincia de Cordoba 12.375% 8/17/17 (h)		7,110	5,368
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,900	5,035
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,880	11,382
Republic of Namibia 5.5% 11/3/21 (h)		1,930	1,939
Republic of Nigeria:
0% 10/10/13	NGN	277,000	1,642
0% 11/7/13	NGN	433,185	2,538
6.75% 1/28/21 (h)		2,390	2,498
Republic of Paraguay 4.625% 1/25/23 (h)		1,720	1,668
Republic of Serbia:
4.875% 2/25/20 (h)		3,180	2,926
5.25% 11/21/17 (h)		1,550	1,511
6.75% 11/1/24 (h)		8,904	8,815
7.25% 9/28/21 (h)		2,650	2,723
Republic of Zambia 5.375% 9/20/22 (h)		2,225	1,969
Romanian Republic:
4.375% 8/22/23 (h)		3,240	3,054
6.75% 2/7/22 (h)		6,218	6,949
Russian Federation:
5.625% 4/4/42 (h)		6,600	6,848
7.5% 3/31/30 (Reg. S)		35,320	41,237
12.75% 6/24/28 (Reg. S)		14,415	25,226
Spanish Kingdom 4% 7/30/15	EUR	25,000	33,482
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		$ 1,650	$ 1,493
5.45% 2/9/17 (Reg. S)		1,305	1,344
Tanzania United Republic of 6.4499% 3/8/20 (m)		3,110	3,126
Turkish Republic:
4.875% 4/16/43		2,250	1,935
5.125% 3/25/22		3,345	3,437
5.625% 3/30/21		3,975	4,253
6% 1/14/41		5,180	5,219
6.25% 9/26/22		4,070	4,508
6.75% 4/3/18		6,175	6,947
6.75% 5/30/40		6,290	6,998
6.875% 3/17/36		10,350	11,592
7% 3/11/19		2,485	2,852
7.25% 3/5/38		6,825	8,002
7.375% 2/5/25		10,095	12,064
7.5% 11/7/19		5,960	7,033
8% 2/14/34		1,805	2,265
11.875% 1/15/30		3,745	6,310
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,125	5,643
Ukraine Government:
6.25% 6/17/16 (h)		3,710	3,441
6.75% 11/14/17 (h)		2,305	2,109
7.75% 9/23/20 (h)		3,845	3,499
7.8% 11/28/22 (h)		3,370	3,016
7.95% 6/4/14 (h)		6,800	6,749
7.95% 2/23/21 (h)		3,040	2,782
9.25% 7/24/17 (h)		6,420	6,396
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,219
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	46,050	69,378
1.75% 9/7/22	GBP	58,200	83,509
2.25% 3/7/14	GBP	800	1,233
3.25% 1/22/44	GBP	13,550	19,331
3.5% 7/22/68	GBP	20,175	30,234
United Mexican States:
4.75% 3/8/44		11,510	10,417
5.75% 10/12/10		4,518	4,224
6.05% 1/11/40		10,516	11,568
6.75% 9/27/34		8,570	10,155
7.5% 4/8/33		2,420	3,092
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
United Mexican States: - continued
8.3% 8/15/31		$ 2,325	$ 3,185
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,620	8,374
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		83,803	2,158
6% 12/9/20		4,140	3,002
7% 3/31/38		3,070	2,034
8.5% 10/8/14		7,380	7,251
9% 5/7/23 (Reg. S)		14,500	11,963
9.25% 9/15/27		2,810	2,367
9.25% 5/7/28 (Reg. S)		5,410	4,355
9.375% 1/13/34		4,355	3,528
10.75% 9/19/13		2,560	2,554
11.75% 10/21/26 (Reg. S)		9,500	8,930
11.95% 8/5/31 (Reg. S)		14,380	13,517
12.75% 8/23/22		16,360	16,646
13.625% 8/15/18		6,570	6,701
Vietnamese Socialist Republic:
1.3125% 3/12/16 (m)		2,864	2,607
4% 3/12/28 (f)		12,930	10,473
6.875% 1/15/16 (h)		4,570	4,821
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,076,131)			2,082,941
Supranational Obligations - 0.1%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,079	2,037
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,033
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $8,104)			8,070
Common Stocks - 0.5%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc.	172,410	3,201
Automobiles - 0.1%
General Motors Co. (a)	5,762	192
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.:
warrants 7/10/16 (a)	115,383	$ 2,769
warrants 7/10/19 (a)	115,383	1,887
Motors Liquidation Co. GUC Trust (a)	31,864	978
		5,826
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	31,652	46
Station Holdco LLC (a)(r)(s)	4,160,035	6,074
Station Holdco LLC:
unit (r)(s)	47,684	3
warrants 6/15/18 (a)(r)(s)	165,967	10
		6,133
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	0
HMH Holdings, Inc. warrants 6/22/19 (a)(s)	27,059	41
RDA Holding Co. warrants 2/19/14 (a)(s)	8,635	0
		41
TOTAL CONSUMER DISCRETIONARY		15,201
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	188,460	848
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc.	18,356	343
Building Products - 0.2%
Nortek, Inc. (a)	212,592	13,697
Nortek, Inc. warrants 12/7/14 (a)	6,267	119
		13,816
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	$ 455
Class B (a)	1,821	152
		607
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	361,938	8,278
TOTAL INDUSTRIALS		23,044
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	4,854	107
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	817
Spansion, Inc. Class A (a)	2,065	26
		843
TOTAL INFORMATION TECHNOLOGY		950
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	28
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	504
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	34,504	1,111
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	764,091	199
NewPage Corp.	16,620	1,529
		1,728
TOTAL MATERIALS		3,371
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	205
TOTAL COMMON STOCKS (Cost $56,142)		43,619
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,500	$ 4,405
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	75,817	541
TOTAL CONVERTIBLE PREFERRED STOCKS		4,946
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	256,630	6,098
Wells Fargo & Co. 5.20%	559,959	13,109
		19,207
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (h)	22,281	21,056
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	330,000	7,788
TOTAL FINANCIALS		48,051
TOTAL PREFERRED STOCKS (Cost $45,678)		52,997
Floating Rate Loans - 1.8%
	Principal Amount (000s)(e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (m)	$ 1,350	1,355
Tranche 2LN, term loan 8.75% 2/20/20 (m)	1,340	1,352
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)	1,960	2,043
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4433% 1/28/18 (m)	2,503	2,215
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)	333	297
Floating Rate Loans - continued
	Principal Amount (000s)(e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	$ 2,264	$ 2,244
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (m)	785	812
		10,318
Media - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (m)	1,568	1,431
Clear Channel Communications, Inc. Tranche D, term loan 6.9454% 1/30/19 (m)	4,626	4,209
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (m)	2,405	2,423
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (m)	3,636	3,572
TWCC Holding Corp. Tranche 2LN, term loan 7% 12/13/20 (m)	2,560	2,579
		14,214
TOTAL CONSUMER DISCRETIONARY		24,532
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (m)	465	472
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)	2,505	2,524
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (m)	440	444
		3,440
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (m)	2,756	2,852
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)	2,802	2,788
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 5/24/19 (m)	3,905	3,925
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)	1,705	1,735
Floating Rate Loans - continued
	Principal Amount (000s)(e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)	$ 865	$ 873
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (m)	1,085	1,078
		13,251
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (m)	3	3
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (m)	252	252
Credit-Linked Deposit 4.4537% 10/10/16 (m)	511	511
		763
TOTAL FINANCIALS		766
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (m)	3,369	3,369
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)	4,735	4,717
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (m)	15,586	15,547
		23,633
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (m)	10,909	10,909
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (m)	4,256	4,266
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (m)	1,284	1,304
		16,479
TOTAL HEALTH CARE		40,112
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2.03% 12/31/18 (m)	7,057	6,563
Floating Rate Loans - continued
	Principal Amount (000s)(e)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)	$ 1,500	$ 1,489
Tranche B 2LN, term loan 8.25% 11/30/20 (m)	1,280	1,264
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)	1,870	1,907
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)	2,633	2,607
		7,267
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (m)	7,853	7,883
TOTAL INDUSTRIALS		21,713
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)	10,728	10,634
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.4454% 10/1/14 (m)	145	145
Tranche B A2, term loan 2.4454% 10/1/14 (m)	13	13
Tranche B A3, term loan 2.4454% 10/1/14 (m)	15	15
Tranche BA, term loan 2.4454% 10/1/14 (m)	505	505
		678
IT Services - 0.0%
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)	735	722
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (m)	550	547
Tranche 2LN, term loan 8.25% 5/22/21 (m)	260	258
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (m)	5,245	5,376
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (m)	1,187	1,190
		7,371
TOTAL INFORMATION TECHNOLOGY		19,405
Floating Rate Loans - continued
	Principal Amount (000s)(e)	Value (000s)
MATERIALS - 0.0%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (m)	$ 2,354	$ 2,352
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (m)	692	687
Tranche B 2LN, term loan 8.75% 1/25/21 (m)	415	418
		1,105
TOTAL MATERIALS		3,457
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)	6,145	6,037
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (m)	340	343
		6,380
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (m)	2,905	2,883
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	415	423
		3,306
TOTAL TELECOMMUNICATION SERVICES		9,686
UTILITIES - 0.4%
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7199% 10/10/17 (m)	42,967	30,130
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)	2,320	2,291
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (m)	5	5
Floating Rate Loans - continued
	Principal Amount (000s)(e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (m)	$ 2,636	$ 2,643
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)	2,120	2,117
		4,765
TOTAL UTILITIES		37,186
TOTAL FLOATING RATE LOANS (Cost $175,037)		173,548
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	3,684	3,353
Goldman Sachs 1.1875% 12/14/19 (m)	3,897	3,546
1.1875% 12/14/19 (m)	2,260	2,056
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,771)		8,955
Fixed-Income Funds - 0.6%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $33,758)	496,281	52,551
Preferred Securities - 0.6%
	Principal Amount (000s)(e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	7,325	7,672
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	6,245	6,256
		13,928
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	2,835	2,928
Preferred Securities - continued
	Principal Amount (000s)(e)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	2,450	$ 2,196
FINANCIALS - 0.4%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	1,675	1,932
Diversified Financial Services - 0.4%
Bank of America Corp.:
5.2% (i)(m)	7,690	7,264
8% (i)(m)	2,600	2,973
8.125% (i)(m)	1,840	2,080
Citigroup, Inc. 5.95% (i)(m)	19,685	20,376
		32,693
TOTAL FINANCIALS		34,625
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	250	248
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	6,475	5,870
TOTAL PREFERRED SECURITIES (Cost $59,064)		59,795
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b) (Cost $259,351)	259,351,300	$ 259,351
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $9,224,367)		9,362,120
NET OTHER ASSETS (LIABILITIES) (c) - 1.1%		101,817
NET ASSETS - 100%		$ 9,463,937
TBA Sale Commitments
	Principal Amount (000s)(e)
Fannie Mae
3% 7/1/43	$ (27,300)	(26,665)
3% 7/1/43	(27,300)	(26,664)
TOTAL TBA SALE COMMITMENTS (Proceeds $53,792)		$ (53,329)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
479 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 105,380	$ (203)
66 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	8,966	(250)
23 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	3,388	(130)
TOTAL PURCHASED TREASURY CONTRACTS		$ 117,734	$ (583)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
90 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	$ 10,894	$ (52)
		$ 128,628	$ (635)

The face value of futures purchased as a percentage of net assets is 1.2%

The face value of futures sold as a percentage of net assets is 0.1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2043	$ 38,946	3-month LIBOR	3.25%	$ 1,454	$ 0	$ 1,454

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes cash collateral of $17,394,000 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,835,102,000 or 19.4% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $382,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,414,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,239,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,788
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 221
Fidelity Floating Rate Central Fund	1,342
Total	$ 1,563
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 52,100	$ -	$ -	$ 52,551	3.8%
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,606	$ 9,027	$ 4,405	$ 6,174
Consumer Staples	1,389	-	848	541
Financials	48,051	26,995	21,056	-
Industrials	23,044	14,159	-	8,885
Information Technology	950	950	-	-
Materials	3,371	731	-	2,640
Utilities	205	205	-	-
Corporate Bonds	3,862,951	-	3,862,719	232
U.S. Government and Government Agency Obligations	1,877,195	-	1,877,195	-
U.S. Government Agency - Mortgage Securities	479,397	-	479,397	-
Asset-Backed Securities	4,226	-	4,226	-
Collateralized Mortgage Obligations	315,340	-	315,340	-
Commercial Mortgage Securities	81,184	-	81,184	-
Foreign Government and Government Agency Obligations	2,082,941	-	2,077,058	5,883
Supranational Obligations	8,070	-	8,070	-
Floating Rate Loans	173,548	-	160,343	13,205
Sovereign Loan Participations	8,955	-	-	8,955
Fixed-Income Funds	52,551	52,551	-	-
Preferred Securities	59,795	-	59,795	-
Other	-	-	-	-
Money Market Funds	259,351	259,351	-	-
Total Investments in Securities:	$ 9,362,120	$ 363,969	$ 8,951,636	$ 46,515
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swaps	$ 1,454	$ -	$ 1,454	$ -
Liabilities
Futures Contracts	$ (635)	$ (635)	$ -	$ -
Total Derivative Instruments:	$ 819	$ (635)	$ 1,454	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (53,329)	$ -	$ (53,329)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (635)
Swaps (b)	1,454	-
Total Value of Derivatives	$ 1,454	$ (635)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	64.9%
Canada	3.6%
Germany	2.9%
United Kingdom	2.4%
Luxembourg	2.4%
Japan	2.3%
Italy	2.1%
Venezuela	1.9%
Netherlands	1.3%
Mexico	1.3%
Argentina	1.1%
Turkey	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $17,023) - See accompanying schedule: Unaffiliated issuers (cost $8,931,258)	$ 9,050,218
Fidelity Central Funds (cost $293,109)	311,902
Total Investments (cost $9,224,367)		$ 9,362,120
Cash		20,583
Receivable for investments sold, regular delivery		401,380
Receivable for TBA sale commitments		53,792
Receivable for fund shares sold		5,741
Dividends receivable		48
Interest receivable		109,672
Distributions receivable from Fidelity Central Funds		247
Total assets		9,953,583

Liabilities
Payable for investments purchased Regular delivery	$ 254,441
Delayed delivery	120,502
TBA sale commitments, at value	53,329
Payable for fund shares redeemed	34,778
Distributions payable	3,209
Accrued management fee	4,620
Payable for daily variation margin for derivative instruments	171
Other affiliated payables	1,026
Other payables and accrued expenses	176
Collateral on securities loaned, at value	17,394
Total liabilities		489,646

Net Assets		$ 9,463,937
Net Assets consist of:
Paid in capital		$ 9,204,606
Undistributed net investment income		70,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,884
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,130
Net Assets, for 866,980 shares outstanding		$ 9,463,937
Net Asset Value, offering price and redemption price per share ($9,463,937 ÷ 866,980 shares)		$ 10.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013

Investment Income
Dividends		$ 3,060
Interest		226,004
Income from Fidelity Central Funds		1,563
Total income		230,627

Expenses
Management fee	$ 29,136
Transfer agent fees	5,417
Accounting and security lending fees	794
Custodian fees and expenses	177
Independent trustees' compensation	20
Registration fees	138
Audit	89
Legal	29
Miscellaneous	56
Total expenses before reductions	35,856
Expense reductions	(17)	35,839
Net investment income (loss)		194,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,007
Foreign currency transactions	(745)
Futures contracts	(853)
Swaps	7,615
Total net realized gain (loss)		73,024
Change in net unrealized appreciation (depreciation) on: Investment securities	(482,854)
Assets and liabilities in foreign currencies	(238)
Futures contracts	(507)
Swaps	(494)
Delayed delivery commitments	463
Total change in net unrealized appreciation (depreciation)		(483,630)
Net gain (loss)		(410,606)
Net increase (decrease) in net assets resulting from operations		$ (215,818)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,788	$ 406,368
Net realized gain (loss)	73,024	150,621
Change in net unrealized appreciation (depreciation)	(483,630)	444,098
Net increase (decrease) in net assets resulting from operations	(215,818)	1,001,087
Distributions to shareholders from net investment income	(185,360)	(375,978)
Distributions to shareholders from net realized gain	(5,536)	(151,510)
Total distributions	(190,896)	(527,488)
Share transactions Proceeds from sales of shares	1,106,926	2,651,856
Reinvestment of distributions	169,854	470,012
Cost of shares redeemed	(1,910,819)	(1,896,515)
Net increase (decrease) in net assets resulting from share transactions	(634,039)	1,225,353
Total increase (decrease) in net assets	(1,040,753)	1,698,952

Net Assets
Beginning of period	10,504,690	8,805,738
End of period (including undistributed net investment income of $70,317 and undistributed net investment income of $60,889, respectively)	$ 9,463,937	$ 10,504,690
Other Information Shares
Sold	97,704	237,582
Issued in reinvestment of distributions	15,084	41,773
Redeemed	(169,907)	(169,687)
Net increase (decrease)	(57,119)	109,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.81	$ 11.09	$ 10.81	$ 8.72	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.213	.464	.512	.579	.626	.583
Net realized and unrealized gain (loss)	(.454)	.693	(.006)	.469	2.074	(1.726)
Total from investment operations	(.241)	1.157	.506	1.048	2.700	(1.143)
Distributions from net investment income	(.203)	(.430)	(.538)	(.548)	(.530)	(.557)
Distributions from net realized gain	(.006)	(.167)	(.248)	(.220)	(.080)	(.060)
Total distributions	(.209)	(.597)	(.786)	(.768)	(.610)	(.617)
Net asset value, end of period	$ 10.92	$ 11.37	$ 10.81	$ 11.09	$ 10.81	$ 8.72
Total Return B, C	(2.16)%	10.90%	4.64%	9.93%	31.77%	(11.37)%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.70%	.70%	.71%	.74%	.73%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.71%	.74%	.73%
Expenses net of all reductions	.70% A	.70%	.70%	.71%	.74%	.73%
Net investment income (loss)	3.80% A	4.15%	4.59%	5.22%	6.33%	5.89%
Supplemental Data
Net assets, end of period (in millions)	$ 9,464	$ 10,505	$ 8,806	$ 8,034	$ 7,229	$ 4,189
Portfolio turnover rate F	164% A	127%	229%	203%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government

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3. Significant Accounting Policies - continued

Investment Valuation - continued

agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,447
Gross unrealized depreciation	(216,525)
Net unrealized appreciation (depreciation) on securities and other investments	$ 173,922

Tax cost	$ 9,188,198

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	(853)	(507)
Purchased Options	1,142	-
Swaps	7,615	(494)
Totals (a)	$ 7,904	$ (1,001)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

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4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,427,804 and $4,684,358, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents . The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $87.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $19,355. The weighted average interest rate was .59%. The interest expense amounted to three hundred and seventeen dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $15.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian, brokers and agent banks provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 19, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSN-USAN-0813
1.787791.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2013